UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-6332

                      LIMITED TERM NEW YORK MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--100.8%
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK--87.6%
$    785,000   Albany County Airport Authority                               5.300%    12/15/2009     12/15/2007 1   $      832,273
------------------------------------------------------------------------------------------------------------------------------------
      60,000   Albany County Airport Authority                               5.300     12/15/2015 7   12/15/2009 1           63,512
------------------------------------------------------------------------------------------------------------------------------------
     140,000   Albany County Airport Authority                               5.375     12/15/2017     12/15/2007 1          148,232
------------------------------------------------------------------------------------------------------------------------------------
   2,260,000   Albany County Airport Authority                               5.500     12/15/2019 7   12/15/2009 1        2,406,561
------------------------------------------------------------------------------------------------------------------------------------
   1,500,000   Albany County IDA (Albany College of Pharmacy)                5.250     12/01/2019     12/01/2014 1        1,569,930
------------------------------------------------------------------------------------------------------------------------------------
       5,000   Albany GO                                                     7.000     01/15/2010     07/01/2005 1            5,019
------------------------------------------------------------------------------------------------------------------------------------
     250,000   Albany Hsg. Authority                                         6.250     10/01/2012 7   10/01/2007 1          257,345
------------------------------------------------------------------------------------------------------------------------------------
     100,000   Albany IDA (Albany Law School)                                5.750     10/01/2030     10/01/2010 1          108,445
------------------------------------------------------------------------------------------------------------------------------------
     220,000   Albany IDA (Albany Medical Center)                            5.600     05/01/2005     05/01/2005            220,172
------------------------------------------------------------------------------------------------------------------------------------
   5,335,000   Albany IDA (Charitable Leadership)                            5.500     07/01/2011     07/13/2010 2        5,716,933
------------------------------------------------------------------------------------------------------------------------------------
   8,810,000   Albany IDA (Charitable Leadership)                            6.000     07/01/2019 7   07/01/2013 1        9,465,024
------------------------------------------------------------------------------------------------------------------------------------
   2,660,000   Albany IDA (Daughters of Sarah Nursing Home)                  5.250     10/20/2021     04/20/2012 1        2,831,357
------------------------------------------------------------------------------------------------------------------------------------
   1,515,000   Albany IDA (H. Johnson Office Park)                           4.750     03/01/2018 7   03/01/2008 3        1,516,379
------------------------------------------------------------------------------------------------------------------------------------
     125,000   Albany IDA (University Heights-Albany Law School)             6.750     12/01/2019 7   12/01/2009 1          142,278
------------------------------------------------------------------------------------------------------------------------------------
   1,655,000   Albany IDA (University Heights-Albany Pharmacy)               6.750     12/01/2019 7   12/01/2009 1        1,922,928
------------------------------------------------------------------------------------------------------------------------------------
   1,935,000   Albany Municipal Water Finance Authority                      5.250     12/01/2017     06/01/2008 1        2,046,591
------------------------------------------------------------------------------------------------------------------------------------
   2,915,000   Albany Municipal Water Finance Authority                      5.250     12/01/2020     06/01/2008 1        3,062,033
------------------------------------------------------------------------------------------------------------------------------------
   3,235,000   Albany Municipal Water Finance Authority                      5.250     12/01/2022     06/01/2008 1        3,398,173
------------------------------------------------------------------------------------------------------------------------------------
   2,590,000   Albany Municipal Water Finance Authority                      5.250     12/01/2023     06/01/2008 1        2,720,640
------------------------------------------------------------------------------------------------------------------------------------
      20,000   Albany Parking Authority                                      0.000 8   09/15/2005     09/15/2005             19,743
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Albany Parking Authority                                      5.625     07/15/2020 7   07/15/2012 1        2,123,680
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Albany Parking Authority                                      5.625     07/15/2025 7   07/15/2012 1        1,054,870
------------------------------------------------------------------------------------------------------------------------------------
     140,000   Allegany County IDA (Houghton College)                        5.000     01/15/2010     01/15/2008 1          145,545
------------------------------------------------------------------------------------------------------------------------------------
   4,380,000   Allegany County IDA (Houghton College)                        5.250     01/15/2018     01/15/2010 1        4,484,463
------------------------------------------------------------------------------------------------------------------------------------
   2,505,000   Amherst IDA (Daemen College)                                  5.750     10/01/2011     12/21/2008 2        2,740,996
------------------------------------------------------------------------------------------------------------------------------------
     490,000   Amherst IDA (Faculty-Student Assoc. of SUNY at Buffalo)       5.750     04/01/2016     04/01/2012 1          524,609
------------------------------------------------------------------------------------------------------------------------------------
     420,000   Amherst IDA (Faculty-Student Assoc. of SUNY at Buffalo)       5.750     04/01/2017 7   04/01/2012 1          447,594
------------------------------------------------------------------------------------------------------------------------------------
     840,000   Andpress HDC (Andpress Plaza)                                 6.600     01/15/2023 7   08/15/2005 1          840,857
------------------------------------------------------------------------------------------------------------------------------------
      50,000   Arlington Central School District                             5.000     12/15/2015     12/15/2009 1           53,921
------------------------------------------------------------------------------------------------------------------------------------
   1,380,000   Arlington Central School District                             5.000     12/15/2020     12/15/2012 1        1,457,998
------------------------------------------------------------------------------------------------------------------------------------
      10,000   Arlington Central School District                             5.625     05/15/2022     05/15/2007 1           10,956
------------------------------------------------------------------------------------------------------------------------------------
   6,940,000   Babylon IDA (WSNCHS East, Inc.)                               6.500     08/01/2019 7   08/01/2010 1        7,837,134
------------------------------------------------------------------------------------------------------------------------------------
     320,000   Battery Park City Authority                                   5.650     12/01/2013 7   06/01/2005 1          321,091
------------------------------------------------------------------------------------------------------------------------------------
   2,935,000   Battery Park City Authority                                   5.750     06/01/2023 7   06/01/2005 1        2,946,887
------------------------------------------------------------------------------------------------------------------------------------


1          |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$    500,000   Bethlehem Water System                                        5.500%    03/01/2022     03/01/2013 1   $      538,845
------------------------------------------------------------------------------------------------------------------------------------
     320,000   Blauvelt Volunteer Fire Company                               6.000     10/15/2008     05/02/2007 2          319,376
------------------------------------------------------------------------------------------------------------------------------------
     810,000   Brookhaven IDA (Alternatives for Children)                    7.000     02/01/2013     07/09/2009 2          831,967
------------------------------------------------------------------------------------------------------------------------------------
   1,415,000   Brookhaven IDA (Dowling College)                              6.500     11/01/2012     11/01/2012          1,439,423
------------------------------------------------------------------------------------------------------------------------------------
     485,000   Brookhaven IDA (Stony Brook Foundation)                       5.750     11/01/2008     05/27/2007 2          507,165
------------------------------------------------------------------------------------------------------------------------------------
     440,000   Broome County COP                                             5.250     04/01/2022 7   10/01/2005 1          445,214
------------------------------------------------------------------------------------------------------------------------------------
      15,000   Buffalo & Fort Erie Public Bridge Authority                   5.700     01/01/2010     01/01/2006 1           15,190
------------------------------------------------------------------------------------------------------------------------------------
     935,000   Buffalo & Fort Erie Public Bridge Authority                   5.750     01/01/2025     07/01/2005 1          946,547
------------------------------------------------------------------------------------------------------------------------------------
      20,000   Buffalo & Fort Erie Public Bridge Authority                   6.000     01/01/2015     07/01/2005 1           20,254
------------------------------------------------------------------------------------------------------------------------------------
      50,000   Buffalo GO                                                    5.100     02/01/2014     08/01/2005 1           50,917
------------------------------------------------------------------------------------------------------------------------------------
      10,000   Buffalo Municipal Water Finance Authority                     5.750     07/01/2019     07/01/2005 1           10,273
------------------------------------------------------------------------------------------------------------------------------------
     375,000   Capital District Youth Center                                 6.000     02/01/2017     02/01/2007 1          392,730
------------------------------------------------------------------------------------------------------------------------------------
     200,000   Carnegie Redevelopment Corp. 9                                6.250     09/01/2005     09/01/2005            199,792
------------------------------------------------------------------------------------------------------------------------------------
   1,550,000   Carnegie Redevelopment Corp. 9                                6.500     09/01/2011     05/17/2009 2        1,533,896
------------------------------------------------------------------------------------------------------------------------------------
     435,000   Cattaraugus County IDA (Jamestown Community College)          6.000     07/01/2012 7   07/01/2010 1          480,140
------------------------------------------------------------------------------------------------------------------------------------
     320,000   Cattaraugus County IDA (Olean General Hospital)               5.250     08/01/2023     08/01/2010 1          329,338
------------------------------------------------------------------------------------------------------------------------------------
   1,075,000   Chautaugua County Tobacco Asset Securitization Corp.          6.250     07/01/2016     07/01/2012 1        1,135,910
------------------------------------------------------------------------------------------------------------------------------------
   1,840,000   Chautauqua County Tobacco Asset Securitization Corp.          6.000     07/01/2012     03/30/2009 4        1,961,753
------------------------------------------------------------------------------------------------------------------------------------
   3,540,000   Chautauqua County Tobacco Asset Securitization Corp.          6.500     07/01/2024     07/01/2012 1        3,756,506
------------------------------------------------------------------------------------------------------------------------------------
  18,160,000   Chautauqua County Tobacco Asset Securitization Corp.          6.750     07/01/2040     07/01/2012 1       19,177,323
------------------------------------------------------------------------------------------------------------------------------------
   2,500,000   Clarence IDA (Bristol Village)                                6.000     01/20/2044     01/20/2013 1        2,724,575
------------------------------------------------------------------------------------------------------------------------------------
     100,000   Clifton Park GO                                               5.100     02/01/2011     08/01/2005 1          100,120
------------------------------------------------------------------------------------------------------------------------------------
      45,000   Clifton Park Water Authority                                  5.000     10/01/2029     10/01/2009 1           46,218
------------------------------------------------------------------------------------------------------------------------------------
   4,195,000   Cortland County IDA (Cortland Memorial Hospital)              5.625     07/01/2024 7   07/01/2012 1        4,512,897
------------------------------------------------------------------------------------------------------------------------------------
      30,000   Dutchess County GO                                            5.375     03/15/2014     03/15/2006 1           31,337
------------------------------------------------------------------------------------------------------------------------------------
   1,750,000   Dutchess County IDA (Bard College)                            5.375     06/01/2027     06/01/2007 1        1,862,998
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Dutchess County IDA (Bard College)                            7.000     11/01/2017 7   05/01/2005 1        1,013,340
------------------------------------------------------------------------------------------------------------------------------------
   5,205,000   Dutchess County IDA (Marist College)                          5.150     07/01/2017     07/01/2013 1        5,419,290
------------------------------------------------------------------------------------------------------------------------------------
   2,630,000   Dutchess County IDA (Vassar Brothers Hospital)                6.500     04/01/2020 7   04/01/2010 1        2,838,296
------------------------------------------------------------------------------------------------------------------------------------
     515,000   East Rochester Hsg. Authority (Gates Senior Hsg.)             5.200     04/20/2021     10/20/2013 1          527,772
------------------------------------------------------------------------------------------------------------------------------------
   2,800,000   East Rochester Hsg. Authority
               (Rochester St. Mary's Residence Facility)                     5.375     12/20/2022 7   12/20/2015 1        2,979,368
------------------------------------------------------------------------------------------------------------------------------------


2          |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$    585,000   East Rochester Hsg. Authority (St. John's Meadows)            5.750%    08/01/2037 7   08/01/2009 1   $      628,226
------------------------------------------------------------------------------------------------------------------------------------
     210,000   East Syracuse Hsg. Authority (Bennett Manor Associates)       6.700     04/01/2021     04/01/2010 1          230,215
------------------------------------------------------------------------------------------------------------------------------------
   1,875,000   Erie County GO                                                5.500     06/15/2025     06/15/2005 1        1,912,631
------------------------------------------------------------------------------------------------------------------------------------
   2,510,000   Erie County GO                                                5.625     06/15/2020     06/15/2005 1        2,562,108
------------------------------------------------------------------------------------------------------------------------------------
   1,300,000   Erie County IDA (Buffalo City School District)                5.750     05/01/2025     05/01/2014 1        1,459,679
------------------------------------------------------------------------------------------------------------------------------------
   6,500,000   Erie County IDA (Buffalo City School District)                5.750     05/01/2026     05/01/2014 1        7,293,195
------------------------------------------------------------------------------------------------------------------------------------
   2,010,000   Erie County IDA (Medaille College)                            6.875     10/01/2013     12/20/2009 2        2,058,642
------------------------------------------------------------------------------------------------------------------------------------
     535,000   Erie County IDA (Medaille College)                            7.250     11/01/2010     07/14/2008 2          548,477
------------------------------------------------------------------------------------------------------------------------------------
      25,000   Erie County Tobacco Asset Securitization Corp.                5.500     07/15/2012     07/15/2011 1           26,257
------------------------------------------------------------------------------------------------------------------------------------
   1,635,000   Erie County Tobacco Asset Securitization Corp.                5.750     07/15/2013     07/15/2011 1        1,721,492
------------------------------------------------------------------------------------------------------------------------------------
     500,000   Erie County Tobacco Asset Securitization Corp.                5.750     07/15/2014     07/15/2011 1          524,930
------------------------------------------------------------------------------------------------------------------------------------
     100,000   Erie County Tobacco Asset Securitization Corp.                5.750     07/15/2015     07/15/2011 1          104,435
------------------------------------------------------------------------------------------------------------------------------------
   7,935,000   Erie County Tobacco Asset Securitization Corp.                6.000     07/15/2020     09/16/2010 4        8,204,473
------------------------------------------------------------------------------------------------------------------------------------
     640,000   Erie County Tobacco Asset Securitization Corp.                6.125     07/15/2030     07/15/2011 1          657,030
------------------------------------------------------------------------------------------------------------------------------------
     795,000   Erie County Tobacco Asset Securitization Corp.                6.250     07/15/2040     07/15/2011 1          821,354
------------------------------------------------------------------------------------------------------------------------------------
  16,825,000   Erie County Tobacco Asset Securitization Corp.                6.500     07/15/2024     07/15/2011 1       17,859,569
------------------------------------------------------------------------------------------------------------------------------------
   3,025,000   Erie County Tobacco Asset Securitization Corp.                6.750     07/15/2040 7   07/15/2011 1        3,202,477
------------------------------------------------------------------------------------------------------------------------------------
   1,250,000   Essex County IDA (International Paper Company)                5.800     12/01/2019     12/01/2007 1        1,284,738
------------------------------------------------------------------------------------------------------------------------------------
      25,000   Fairport GO                                                   5.000     05/15/2006     05/15/2005 1           25,048
------------------------------------------------------------------------------------------------------------------------------------
   1,090,000   Franklin County IDA COP                                       8.125     08/01/2006     04/27/2006 2        1,107,647
------------------------------------------------------------------------------------------------------------------------------------
      35,000   Freeport Union Free School District                           5.250     03/15/2028     03/15/2011 1           36,833
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Grand Central BID (Grand Central District Management)         5.000     01/01/2021     01/01/2014 1        1,039,070
------------------------------------------------------------------------------------------------------------------------------------
     500,000   Grand Central BID (Grand Central District Management)         5.000     01/01/2022     01/01/2014 1          518,065
------------------------------------------------------------------------------------------------------------------------------------
     500,000   Hempstead GO                                                  5.000     07/01/2018     07/01/2014 1          505,500
------------------------------------------------------------------------------------------------------------------------------------
   1,195,000   Hempstead GO                                                  5.000     07/01/2019     07/01/2014 1        1,204,596
------------------------------------------------------------------------------------------------------------------------------------
   1,635,000   Hempstead GO                                                  5.250     07/01/2023     07/01/2014 1        1,668,485
------------------------------------------------------------------------------------------------------------------------------------
   1,730,000   Hempstead GO                                                  5.250     07/01/2024     07/01/2014 1        1,760,292
------------------------------------------------------------------------------------------------------------------------------------
   1,700,000   Hempstead IDA (Adelphi University)                            5.750     06/01/2022 7   06/01/2012 1        1,854,377
------------------------------------------------------------------------------------------------------------------------------------
     165,000   Hempstead IDA (Bristal Gardens)                               7.000     11/01/2013     11/01/2011 2          167,424
------------------------------------------------------------------------------------------------------------------------------------
     225,000   Hempstead IDA (Bristal Gardens)                               7.000     11/01/2013     11/01/2009 1          228,305
------------------------------------------------------------------------------------------------------------------------------------
     225,000   Hempstead IDA (Bristal Gardens)                               7.000     11/01/2013     11/01/2009 1          228,305
------------------------------------------------------------------------------------------------------------------------------------


3          |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$    320,000   Hempstead IDA (Bristal Gardens)                               7.000%    11/01/2013     08/24/2010 2   $      324,653
------------------------------------------------------------------------------------------------------------------------------------
   1,350,000   Hempstead IDA (Hofstra University)                            5.800     07/01/2015     07/01/2006 1        1,425,681
------------------------------------------------------------------------------------------------------------------------------------
   1,685,000   Herkimer County IDA (Burrows Paper) 9                         8.000     01/01/2009     07/31/2007 2        1,658,697
------------------------------------------------------------------------------------------------------------------------------------
     685,000   Herkimer County IDA (College Foundation)                      5.850     11/01/2010     06/28/2008 2          740,177
------------------------------------------------------------------------------------------------------------------------------------
   1,815,000   Herkimer Hsg. Authority                                       7.150     03/01/2011     09/01/2006 1        1,826,598
------------------------------------------------------------------------------------------------------------------------------------
      15,000   Hudson HDC (Providence Hall-Schuyler Court)                   6.400     07/01/2012 7   07/01/2005 1           15,023
------------------------------------------------------------------------------------------------------------------------------------
   2,340,000   Hudson HDC (Providence Hall-Schuyler Court)                   6.500     01/01/2025 7   07/01/2005 1        2,357,784
------------------------------------------------------------------------------------------------------------------------------------
     180,000   Hudson IDA (Have, Inc.)                                       7.125     12/01/2007     12/21/2006 2          178,054
------------------------------------------------------------------------------------------------------------------------------------
     440,000   Hudson IDA (Hudson Fabrics)                                   6.000     11/01/2012     05/27/2009 2          441,778
------------------------------------------------------------------------------------------------------------------------------------
      25,000   Islip Res Rec                                                 6.500     07/01/2009     07/01/2005 1           25,746
------------------------------------------------------------------------------------------------------------------------------------
   2,990,000   Islip Res Rec, Series E                                       5.625     07/01/2017     07/01/2014 1        3,267,741
------------------------------------------------------------------------------------------------------------------------------------
   1,175,000   Islip Res Rec, Series E                                       5.750     07/01/2019     07/01/2014 1        1,295,167
------------------------------------------------------------------------------------------------------------------------------------
   2,485,000   Jamestown Hsg. Authority                                      6.125     07/01/2010     06/08/2008 2        2,447,576
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Kenmore Hsg. Authority (SUNY at Buffalo)                      5.500     08/01/2024     08/01/2011 1        1,056,490
------------------------------------------------------------------------------------------------------------------------------------
  35,230,000   L.I. Power Authority                                          5.750     12/01/2024 7   06/01/2008 1       37,971,951
------------------------------------------------------------------------------------------------------------------------------------
   7,965,000   L.I. Power Authority, Series A                                5.000     12/01/2018     06/01/2008 1        8,389,933
------------------------------------------------------------------------------------------------------------------------------------
   5,095,000   L.I. Power Authority, Series A                                5.125     12/01/2016     06/01/2008 1        5,407,833
------------------------------------------------------------------------------------------------------------------------------------
  14,775,000   L.I. Power Authority, Series A                                5.125     12/01/2022 7   06/01/2008 1       15,574,919
------------------------------------------------------------------------------------------------------------------------------------
   4,500,000   L.I. Power Authority, Series A                                5.250     12/01/2026 7   06/01/2010 1        4,675,185
------------------------------------------------------------------------------------------------------------------------------------
  18,975,000   L.I. Power Authority, Series A                                5.250     12/01/2026     06/01/2008 1       20,048,606
------------------------------------------------------------------------------------------------------------------------------------
   7,000,000   L.I. Power Authority, Series A                                5.250     12/01/2026     06/01/2008 1        7,396,060
------------------------------------------------------------------------------------------------------------------------------------
      70,000   L.I. Power Authority, Series A                                5.300     12/01/2019     06/01/2008 1           74,729
------------------------------------------------------------------------------------------------------------------------------------
      15,000   L.I. Power Authority, Series A                                5.500     12/01/2023     06/01/2008 1           16,049
------------------------------------------------------------------------------------------------------------------------------------
  12,365,000   L.I. Power Authority, Series C                                5.500     09/01/2020     03/01/2008 1       12,927,608
------------------------------------------------------------------------------------------------------------------------------------
   3,950,000   Lockport HDC                                                  6.000     10/01/2018 7   03/28/2014 2        3,904,022
------------------------------------------------------------------------------------------------------------------------------------
      75,000   Lowville GO                                                   7.200     09/15/2007     09/15/2007             81,755
------------------------------------------------------------------------------------------------------------------------------------
     560,000   Madison County IDA (Morrisville College)                      6.750     07/01/2007     04/17/2006 2          569,845
------------------------------------------------------------------------------------------------------------------------------------
   2,260,000   Madison County IDA (Oneida Healthcare Center)                 5.500     02/01/2016     02/01/2011 1        2,410,674
------------------------------------------------------------------------------------------------------------------------------------
     185,000   Medina Hsg. Corp.                                             8.250     08/15/2011 7   08/15/2005 1          185,379
------------------------------------------------------------------------------------------------------------------------------------
     415,000   Middletown IDA (Southwinds Retirement Home)                   5.875     03/01/2007     03/16/2006 2          410,435
------------------------------------------------------------------------------------------------------------------------------------
   5,300,000   Monroe County COP                                             8.050     01/01/2011 7   07/01/2005 1        5,546,185
------------------------------------------------------------------------------------------------------------------------------------
      40,000   Monroe County GO                                              6.100     03/01/2008     09/01/2005 1           40,338
------------------------------------------------------------------------------------------------------------------------------------
     695,000   Monroe County IDA (Canal Ponds)                               7.000     06/15/2013 7   06/15/2005 1          700,727
------------------------------------------------------------------------------------------------------------------------------------
      25,000   Monroe County IDA (Collegiate Hsg. Foundation-RIT)            5.000     04/01/2010     04/01/2010 1           25,275
------------------------------------------------------------------------------------------------------------------------------------
     420,000   Monroe County IDA (Dayton Rogers Manufacturing)               5.850     12/01/2006     06/05/2006 2          412,528
------------------------------------------------------------------------------------------------------------------------------------


4          |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$  1,285,000   Monroe County IDA (DePaul Community Facilities)               6.500%    02/01/2024 7   08/01/2005 1   $    1,307,796
------------------------------------------------------------------------------------------------------------------------------------
     590,000   Monroe County IDA (DePaul Properties)                         5.900     09/01/2007     09/16/2006 2          578,654
------------------------------------------------------------------------------------------------------------------------------------
      60,000   Monroe County IDA (Jewish Home of Rochester Senior Hsg.)      5.800     04/01/2005     04/01/2005             60,000
------------------------------------------------------------------------------------------------------------------------------------
      65,000   Monroe County IDA (Jewish Home of Rochester Senior Hsg.)      5.900     04/01/2006     04/01/2006             65,914
------------------------------------------------------------------------------------------------------------------------------------
      75,000   Monroe County IDA (Jewish Home of Rochester Senior Hsg.)      6.100     04/01/2008     04/01/2007 1           77,817
------------------------------------------------------------------------------------------------------------------------------------
     110,000   Monroe County IDA (Jewish Home of Rochester Senior Hsg.)      6.200     04/01/2009     04/01/2007 1          114,120
------------------------------------------------------------------------------------------------------------------------------------
      75,000   Monroe County IDA (Nazareth College of Rochester)             5.250     10/01/2021     10/01/2011 1           79,700
------------------------------------------------------------------------------------------------------------------------------------
     555,000   Monroe County IDA (Piano Works)                               6.625     11/01/2006     05/07/2006 2          556,293
------------------------------------------------------------------------------------------------------------------------------------
     250,000   Monroe County Tobacco Asset Securitization Corp.              5.875     06/01/2014     06/01/2011 1          263,873
------------------------------------------------------------------------------------------------------------------------------------
  18,155,000   Monroe County Tobacco Asset Securitization Corp.              6.150     06/01/2025     04/22/2010 4       18,845,072
------------------------------------------------------------------------------------------------------------------------------------
  11,165,000   Monroe County Tobacco Asset Securitization Corp. 9            6.375     06/01/2019 7   06/01/2011 1       11,863,482
------------------------------------------------------------------------------------------------------------------------------------
   5,625,000   Monroe County Tobacco Asset Securitization Corp.              6.375     06/01/2035     06/01/2011 1        5,859,563
------------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Monroe County Tobacco Asset Securitization Corp.              6.625     06/01/2042 7   06/01/2011 1        3,155,790
------------------------------------------------------------------------------------------------------------------------------------
      20,000   Monroe County Water Authority                                 5.250     08/01/2011     08/01/2005 1           20,146
------------------------------------------------------------------------------------------------------------------------------------
     285,000   Monroe Newpower Corp.                                         4.500     01/01/2011     10/01/2010 2          290,771
------------------------------------------------------------------------------------------------------------------------------------
     155,000   Monroe Newpower Corp.                                         4.700     01/01/2012     10/01/2011 2          159,139
------------------------------------------------------------------------------------------------------------------------------------
     410,000   Monroe Newpower Corp.                                         4.800     01/01/2013     10/01/2012 2          420,914
------------------------------------------------------------------------------------------------------------------------------------
   7,800,000   Monroe Newpower Corp.                                         6.375     01/01/2024     07/01/2009 1        8,375,328
------------------------------------------------------------------------------------------------------------------------------------
     730,000   Montgomery County IDA (ASMF) 9,10,11                          6.500     01/15/2005     06/15/2005             71,905
------------------------------------------------------------------------------------------------------------------------------------
     280,000   Mount Vernon IDA (Kings Court)                                5.125     12/01/2023     12/01/2015 1          287,274
------------------------------------------------------------------------------------------------------------------------------------
     975,000   Mount Vernon IDA (Macedonia Towers)                           5.125     12/01/2023     12/01/2015 1        1,000,331
------------------------------------------------------------------------------------------------------------------------------------
     375,000   Mount Vernon IDA (Meadowview)                                 6.000     06/01/2009     07/14/2007 2          378,394
------------------------------------------------------------------------------------------------------------------------------------
     270,000   Mount Vernon IDA (Section 8), Series A                        3.250     12/01/2007     12/01/2007            266,360
------------------------------------------------------------------------------------------------------------------------------------
     280,000   Mount Vernon IDA (Section 8), Series A                        3.500     06/01/2008     06/01/2008            275,579
------------------------------------------------------------------------------------------------------------------------------------
   5,275,000   Mount Vernon IDA (Section 8), Series A                        5.250     12/01/2014 7   06/01/2008 1        5,378,126
------------------------------------------------------------------------------------------------------------------------------------
      30,000   MTA Commuter Facilities (Grand Central Terminal)              5.500     07/01/2012     07/01/2005 5           30,521
------------------------------------------------------------------------------------------------------------------------------------
      25,000   MTA Commuter Facilities, Series 7                             5.625     07/01/2016 7   07/01/2005 5           25,889
------------------------------------------------------------------------------------------------------------------------------------
      10,000   MTA Commuter Facilities, Series B                             5.000     07/01/2017     07/01/2009 5           10,539
------------------------------------------------------------------------------------------------------------------------------------
      20,000   MTA Commuter Facilities, Series B                             5.125     07/01/2024     07/01/2007 1           21,015
------------------------------------------------------------------------------------------------------------------------------------
       5,000   MTA Commuter Facilities, Series D                             5.000     07/01/2016     07/01/2007 5            5,244
------------------------------------------------------------------------------------------------------------------------------------


5          |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$    185,000   MTA Service Contract, Series 3                                7.375%    07/01/2008     02/01/2007 2   $      198,525
------------------------------------------------------------------------------------------------------------------------------------
   8,500,000   MTA Service Contract, Series A                                5.125     01/01/2024     07/01/2012 1        8,806,340
------------------------------------------------------------------------------------------------------------------------------------
  15,350,000   MTA Service Contract, Series A                                5.750     07/01/2031     07/01/2012 1       17,035,277
------------------------------------------------------------------------------------------------------------------------------------
      25,000   MTA, Series A                                                 5.250     11/15/2023     11/15/2011 1           27,403
------------------------------------------------------------------------------------------------------------------------------------
      55,000   MTA, Series B                                                 5.000     07/01/2020 7   07/01/2007 1           57,633
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000   MTA, Series B-2                                               5.000     07/01/2017     07/01/2007 1        2,107,800
------------------------------------------------------------------------------------------------------------------------------------
      50,000   MTA, Series E                                                 5.500     11/15/2021     11/15/2012 1           54,918
------------------------------------------------------------------------------------------------------------------------------------
  25,000,000   MTA, Series U                                                 5.750     11/15/2032     11/15/2012 1       27,779,250
------------------------------------------------------------------------------------------------------------------------------------
     710,000   Nassau County GO Combined Sewer Districts, Series F           7.000     03/01/2015     03/01/2010 1          829,422
------------------------------------------------------------------------------------------------------------------------------------
     720,000   Nassau County GO Combined Sewer Districts, Series F           7.000     03/01/2016     03/01/2010 1          841,104
------------------------------------------------------------------------------------------------------------------------------------
     730,000   Nassau County GO Combined Sewer Districts, Series F           7.000     03/01/2017     03/01/2010 1          852,786
------------------------------------------------------------------------------------------------------------------------------------
     740,000   Nassau County GO Combined Sewer Districts, Series F           7.000     03/01/2018     03/01/2010 1          864,468
------------------------------------------------------------------------------------------------------------------------------------
     745,000   Nassau County GO Combined Sewer Districts, Series F           7.000     03/01/2019     03/01/2010 1          870,309
------------------------------------------------------------------------------------------------------------------------------------
     705,000   Nassau County GO General Improvement, Series F                7.000     03/01/2014     03/01/2010 1          823,581
------------------------------------------------------------------------------------------------------------------------------------
     715,000   Nassau County IDA (ACDS)                                      6.000     12/01/2019     12/02/2016 1          723,001
------------------------------------------------------------------------------------------------------------------------------------
     535,000   Nassau County IDA (ALIA-ACDS)                                 7.000     10/01/2016     11/01/2011 1          575,243
------------------------------------------------------------------------------------------------------------------------------------
   1,100,000   Nassau County IDA (ALIA-ACLD)                                 5.750     09/01/2011     03/12/2009 2        1,118,337
------------------------------------------------------------------------------------------------------------------------------------
     800,000   Nassau County IDA (ALIA-CMA)                                  7.000     10/01/2016     11/01/2011 1          860,176
------------------------------------------------------------------------------------------------------------------------------------
     615,000   Nassau County IDA (ALIA-CRR)                                  7.000     10/01/2016     11/01/2011 1          661,260
------------------------------------------------------------------------------------------------------------------------------------
     135,000   Nassau County IDA (ALIA-FREE)                                 7.000     10/01/2016     11/01/2011 1          145,155
------------------------------------------------------------------------------------------------------------------------------------
     560,000   Nassau County IDA (ALIA-HKSB)                                 7.000     10/01/2016     11/01/2011 1          602,123
------------------------------------------------------------------------------------------------------------------------------------
   2,550,000   Nassau County IDA (CSMR)                                      6.000     12/01/2019     12/03/2016 1        2,578,535
------------------------------------------------------------------------------------------------------------------------------------
     320,000   Nassau County IDA (Engel Burman Senior Hsg.)                  6.750     05/01/2017     05/07/2013 2          318,704
------------------------------------------------------------------------------------------------------------------------------------
     215,000   Nassau County IDA (Engel Burman Senior Hsg.) 12               6.750     05/01/2017     05/07/2013 2          214,129
------------------------------------------------------------------------------------------------------------------------------------
     370,000   Nassau County IDA (Engel Burman Senior Hsg.) 12               6.750     05/01/2017     11/01/2011 1          375,247
------------------------------------------------------------------------------------------------------------------------------------
     395,000   Nassau County IDA (Engel Burman Senior Hsg.) 12               6.750     05/01/2017     11/01/2011 1          397,228
------------------------------------------------------------------------------------------------------------------------------------
     570,000   Nassau County IDA (Engel Burman Senior Hsg.)                  6.750     05/01/2017     11/01/2011 1          570,239
------------------------------------------------------------------------------------------------------------------------------------
     890,000   Nassau County IDA (Epilepsy Foundation of Long Island)        6.000     12/01/2019     12/05/2016 1          900,075
------------------------------------------------------------------------------------------------------------------------------------
     290,000   Nassau County IDA (North Shore CFGA)                          5.750     05/01/2008     12/01/2006 2          295,217
------------------------------------------------------------------------------------------------------------------------------------
     650,000   Nassau County IDA (United Cerebral Palsy)                     5.750     11/01/2007     11/15/2006 2          650,436
------------------------------------------------------------------------------------------------------------------------------------
   1,860,000   Nassau County IDA (United Cerebral Palsy)                     5.750     11/01/2009     11/08/2007 2        1,837,903
------------------------------------------------------------------------------------------------------------------------------------
     565,000   Nassau County IDA (WORCA)                                     6.000     12/01/2019     12/01/2016 1          571,396
------------------------------------------------------------------------------------------------------------------------------------


6          |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$    155,000   Nassau County IDA, Series C                                   6.000%    12/01/2019     12/04/2016 1   $      156,755
------------------------------------------------------------------------------------------------------------------------------------
      25,000   Nassau County Interim Finance Authority                       5.125     11/15/2021     11/15/2006 1           26,064
------------------------------------------------------------------------------------------------------------------------------------
   2,440,000   Nassau County Tobacco Settlement Corp.                        5.500     07/15/2013     07/15/2010 1        2,486,604
------------------------------------------------------------------------------------------------------------------------------------
     615,000   Nassau County Tobacco Settlement Corp.                        5.500     07/15/2014     07/15/2005 6          627,497
------------------------------------------------------------------------------------------------------------------------------------
     645,000   Nassau County Tobacco Settlement Corp.                        5.625     07/15/2015     07/15/2006 6          662,899
------------------------------------------------------------------------------------------------------------------------------------
   3,115,000   Nassau County Tobacco Settlement Corp.                        5.700     07/15/2015     07/15/2007 6        3,237,108
------------------------------------------------------------------------------------------------------------------------------------
     590,000   Nassau County Tobacco Settlement Corp.                        5.750     07/15/2016     07/15/2007 6          613,966
------------------------------------------------------------------------------------------------------------------------------------
   3,550,000   Nassau County Tobacco Settlement Corp.                        5.875     07/15/2016     07/15/2008 6        3,711,596
------------------------------------------------------------------------------------------------------------------------------------
     725,000   Nassau County Tobacco Settlement Corp.                        6.000     07/15/2017     07/15/2009 6          762,570
------------------------------------------------------------------------------------------------------------------------------------
   5,440,000   Nassau County Tobacco Settlement Corp.                        6.125     07/15/2018     07/15/2010 1        5,767,923
------------------------------------------------------------------------------------------------------------------------------------
     125,000   Nassau County Tobacco Settlement Corp.                        6.200     07/15/2018     07/15/2010 1          132,895
------------------------------------------------------------------------------------------------------------------------------------
   2,215,000   Nassau County Tobacco Settlement Corp.                        6.250     07/15/2019 7   07/15/2010 1        2,350,292
------------------------------------------------------------------------------------------------------------------------------------
   4,530,000   Nassau County Tobacco Settlement Corp.                        6.250     07/15/2019     07/15/2010 1        4,806,692
------------------------------------------------------------------------------------------------------------------------------------
   3,620,000   Nassau County Tobacco Settlement Corp.                        6.250     07/15/2020     07/15/2010 1        3,841,110
------------------------------------------------------------------------------------------------------------------------------------
   4,125,000   Nassau County Tobacco Settlement Corp.                        6.250     07/15/2020 7   07/15/2010 1        4,376,955
------------------------------------------------------------------------------------------------------------------------------------
   2,240,000   Nassau County Tobacco Settlement Corp.                        6.250     07/15/2021     07/15/2010 1        2,367,904
------------------------------------------------------------------------------------------------------------------------------------
   4,925,000   Nassau County Tobacco Settlement Corp.                        6.300     07/15/2021     07/15/2010 1        5,215,624
------------------------------------------------------------------------------------------------------------------------------------
   1,320,000   Nassau County Tobacco Settlement Corp.                        6.300     07/15/2022     07/15/2010 1        1,392,666
------------------------------------------------------------------------------------------------------------------------------------
  22,770,000   Nassau County Tobacco Settlement Corp.                        6.400     07/15/2033     07/15/2010 1       23,654,842
------------------------------------------------------------------------------------------------------------------------------------
  15,050,000   Nassau County Tobacco Settlement Corp.                        6.500     07/15/2027     07/15/2010 1       15,731,013
------------------------------------------------------------------------------------------------------------------------------------
  48,000,000   Nassau County Tobacco Settlement Corp.                        6.600     07/15/2039     07/15/2010 1       50,210,400
------------------------------------------------------------------------------------------------------------------------------------
      70,000   Nassau Healthcare Corp.                                       5.750     08/01/2029     08/01/2009 1           78,523
------------------------------------------------------------------------------------------------------------------------------------
     345,000   Nassau IDA (EBS North Hills LLC)                              7.000     11/01/2013     03/28/2010 2          355,695
------------------------------------------------------------------------------------------------------------------------------------
     160,000   Nassau IDA (EBS North Hills LLC)                              7.000     11/01/2013     03/28/2010 2          158,994
------------------------------------------------------------------------------------------------------------------------------------
     210,000   Nassau IDA (EBS North Hills LLC)                              7.000     11/01/2013     03/28/2010 2          208,679
------------------------------------------------------------------------------------------------------------------------------------
     305,000   Nassau IDA (EBS North Hills LLC)                              7.000     11/01/2013     03/28/2010 2          303,082
------------------------------------------------------------------------------------------------------------------------------------
     225,000   Nassau IDA (EBS North Hills LLC)                              7.000     11/01/2013     03/28/2010 2          223,585
------------------------------------------------------------------------------------------------------------------------------------
     225,000   Nassau IDA (EBS North Hills LLC)                              7.000     11/01/2013     03/28/2010 2          223,585
------------------------------------------------------------------------------------------------------------------------------------
   1,295,000   New Rochelle IDA (College of New Rochelle)                    5.500     07/01/2019     07/01/2009 1        1,357,950
------------------------------------------------------------------------------------------------------------------------------------


7          |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$    455,000   New Rochelle Municipal Hsg. Authority, Series A               5.000%    12/01/2008     04/01/2007 2   $      471,134
------------------------------------------------------------------------------------------------------------------------------------
   5,115,000   New Rochelle Municipal Hsg. Authority, Series A               5.550     12/01/2014     12/01/2008 5        5,664,504
------------------------------------------------------------------------------------------------------------------------------------
      85,000   New Rochelle Municipal Hsg. Authority, Series B               6.500     12/01/2014     12/01/2008 5           95,227
------------------------------------------------------------------------------------------------------------------------------------
       5,000   Newark-Wayne Community Hospital                               5.600     01/15/2008     07/15/2005 1            5,012
------------------------------------------------------------------------------------------------------------------------------------
   1,675,000   Newark-Wayne Community Hospital                               7.600     09/01/2015     05/23/2011 2        1,654,749
------------------------------------------------------------------------------------------------------------------------------------
      60,000   Newburgh GO                                                   7.600     04/01/2008     10/01/2005 1           61,495
------------------------------------------------------------------------------------------------------------------------------------
   1,470,000   Newburgh IDA (Bourne & Kenney Redevelopment Company)          5.650     08/01/2020 7   08/01/2009 1        1,538,664
------------------------------------------------------------------------------------------------------------------------------------
     150,000   Niagara County IDA (American Ref-Fuel Company)                5.550     11/15/2024     11/15/2011 1          158,918
------------------------------------------------------------------------------------------------------------------------------------
  13,750,000   Niagara County IDA (Niagara Falls Memorial Medical Center)    5.500     11/01/2035     12/28/2007 3       13,648,663
------------------------------------------------------------------------------------------------------------------------------------
   5,000,000   Niagara County IDA (Solid Waste Disposal)                     5.450     11/15/2025     11/15/2011 1        5,367,250
------------------------------------------------------------------------------------------------------------------------------------
   7,175,000   Niagara County IDA (Solid Waste Disposal)                     5.550     11/15/2024     11/15/2011 1        7,648,981
------------------------------------------------------------------------------------------------------------------------------------
   9,850,000   Niagara County IDA (Solid Waste Disposal)                     5.625     11/15/2024     11/15/2012 1       10,450,161
------------------------------------------------------------------------------------------------------------------------------------
     170,000   Niagara County Tobacco Asset Securitization Corp.             5.375     05/15/2018     05/15/2009 6          171,550
------------------------------------------------------------------------------------------------------------------------------------
     175,000   Niagara County Tobacco Asset Securitization Corp.             5.500     05/15/2019     05/15/2011 1          177,272
------------------------------------------------------------------------------------------------------------------------------------
      50,000   Niagara County Tobacco Asset Securitization Corp.             5.500     05/15/2020     05/15/2011 1           50,462
------------------------------------------------------------------------------------------------------------------------------------
   1,175,000   Niagara County Tobacco Asset Securitization Corp.             5.875     05/15/2022     05/15/2011 1        1,211,707
------------------------------------------------------------------------------------------------------------------------------------
      50,000   Niagara County Tobacco Asset Securitization Corp.             6.250     05/15/2034     11/15/2011 1           51,622
------------------------------------------------------------------------------------------------------------------------------------
      50,000   Niagara County Tobacco Asset Securitization Corp.             6.250     05/15/2040     05/15/2028 2           51,622
------------------------------------------------------------------------------------------------------------------------------------
  11,995,000   Niagara County Tobacco Asset Securitization Corp.             6.750     05/15/2029 7   05/15/2011 1       12,710,502
------------------------------------------------------------------------------------------------------------------------------------
   7,680,000   Niagara Falls CSD COP (High School Facility)                  5.875     06/15/2019     06/15/2008 1        8,327,270
------------------------------------------------------------------------------------------------------------------------------------
   1,195,000   Niagara Falls CSD COP (High School Facility)                  6.500     06/15/2019     06/15/2009 1        1,286,179
------------------------------------------------------------------------------------------------------------------------------------
      10,000   Niagara Falls HDC (Niagara Towers)                            5.150     10/01/2010     10/01/2008 1           10,348
------------------------------------------------------------------------------------------------------------------------------------
   1,030,000   Niagara Falls Public Water Authority, Series A                5.500     07/15/2025     07/15/2006 1        1,063,115
------------------------------------------------------------------------------------------------------------------------------------
   3,195,000   Niagara Falls Public Water Authority, Series A                5.500     07/15/2026     07/15/2006          3,297,719
------------------------------------------------------------------------------------------------------------------------------------
   3,370,000   Niagara Falls Public Water Authority, Series A                5.500     07/15/2027     07/15/2006 1        3,478,346
------------------------------------------------------------------------------------------------------------------------------------
   1,055,000   Niagara Falls Public Water Authority, Series A                5.500     07/15/2028     07/15/2006 1        1,088,918
------------------------------------------------------------------------------------------------------------------------------------


8          |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$  3,000,000   Niagara Frontier Transportation Authority
               (Buffalo Niagara International Airport)                       5.625%    04/01/2029 7   04/01/2009 1   $    3,163,740
------------------------------------------------------------------------------------------------------------------------------------
      85,000   Niagara Frontier Transportation Authority
               (Buffalo Niagara International Airport)                       5.750     04/01/2019     04/01/2009 1           92,738
------------------------------------------------------------------------------------------------------------------------------------
   5,080,000   NY Counties Tobacco Trust I (TASC)                            5.800     06/01/2023     11/03/2005 4        5,203,647
------------------------------------------------------------------------------------------------------------------------------------
  14,295,000   NY Counties Tobacco Trust I (TASC)                            6.300     06/01/2019 7   06/01/2011 1       15,099,951
------------------------------------------------------------------------------------------------------------------------------------
  12,520,000   NY Counties Tobacco Trust I (TASC)                            6.500     06/01/2035     06/01/2011 1       13,089,660
------------------------------------------------------------------------------------------------------------------------------------
  10,125,000   NY Counties Tobacco Trust I (TASC)                            6.625     06/01/2042 7   06/01/2011 1       10,650,791
------------------------------------------------------------------------------------------------------------------------------------
  28,225,000   NY Counties Tobacco Trust II (TASC)                           5.250     06/01/2025     06/07/2010 4       28,205,525
------------------------------------------------------------------------------------------------------------------------------------
     150,000   NY Counties Tobacco Trust II (TASC)                           5.500     06/01/2011     06/01/2011            158,154
------------------------------------------------------------------------------------------------------------------------------------
     160,000   NY Counties Tobacco Trust II (TASC)                           5.625     06/01/2035     04/21/2019 2          157,926
------------------------------------------------------------------------------------------------------------------------------------
   1,055,000   NY Counties Tobacco Trust II (TASC)                           5.750     06/01/2013     06/01/2012 1        1,117,720
------------------------------------------------------------------------------------------------------------------------------------
   1,925,000   NY Counties Tobacco Trust II (TASC)                           5.750     06/01/2014     06/01/2012 1        2,020,365
------------------------------------------------------------------------------------------------------------------------------------
   2,120,000   NY Counties Tobacco Trust II (TASC)                           6.000     06/01/2015     06/01/2012 1        2,243,596
------------------------------------------------------------------------------------------------------------------------------------
   2,330,000   NY Counties Tobacco Trust II (TASC)                           6.000     06/01/2016     06/01/2012 1        2,451,510
------------------------------------------------------------------------------------------------------------------------------------
  16,120,000   NY Counties Tobacco Trust III                                 5.000     06/01/2027     05/01/2008 2       16,653,572
------------------------------------------------------------------------------------------------------------------------------------
   4,980,000   NY Counties Tobacco Trust III                                 5.750     06/01/2033     09/26/2012 2        4,965,757
------------------------------------------------------------------------------------------------------------------------------------
  16,175,000   NY Counties Tobacco Trust III                                 6.000     06/01/2043     04/03/2017 2       16,576,949
------------------------------------------------------------------------------------------------------------------------------------
     950,000   NYC DA (New School for Social Research)                       5.750     09/01/2015     09/01/2005 1          980,799
------------------------------------------------------------------------------------------------------------------------------------
   8,055,000   NYC GO                                                        5.000     12/01/2018     12/01/2014 1        8,389,846
------------------------------------------------------------------------------------------------------------------------------------
  10,160,000   NYC GO                                                        5.000     08/01/2019     08/01/2015 1       10,579,811
------------------------------------------------------------------------------------------------------------------------------------
   4,000,000   NYC GO                                                        5.000     12/01/2019     12/01/2014 1        4,156,720
------------------------------------------------------------------------------------------------------------------------------------
   8,925,000   NYC GO                                                        5.000     08/01/2020     08/01/2014 1        9,244,247
------------------------------------------------------------------------------------------------------------------------------------
     500,000   NYC GO                                                        5.000     03/15/2021     03/15/2011 1          512,790
------------------------------------------------------------------------------------------------------------------------------------
   3,000,000   NYC GO                                                        5.000     08/01/2021     08/01/2014 1        3,102,690
------------------------------------------------------------------------------------------------------------------------------------
   2,110,000   NYC GO                                                        5.000     08/01/2021     08/01/2014 1        2,182,225
------------------------------------------------------------------------------------------------------------------------------------
   5,000,000   NYC GO                                                        5.000     08/01/2021     08/01/2015          5,185,650
------------------------------------------------------------------------------------------------------------------------------------
   4,975,000   NYC GO                                                        5.000     11/01/2021     11/01/2014 1        5,149,075
------------------------------------------------------------------------------------------------------------------------------------
      80,000   NYC GO                                                        5.000     08/01/2022     02/01/2009 1           81,718
------------------------------------------------------------------------------------------------------------------------------------
     500,000   NYC GO                                                        5.000     08/01/2023     02/01/2008 1          504,770
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYC GO                                                        5.000     08/01/2023     08/01/2015 1        1,032,960
------------------------------------------------------------------------------------------------------------------------------------
   6,750,000   NYC GO                                                        5.000     11/01/2023     11/01/2014 1        6,959,723
------------------------------------------------------------------------------------------------------------------------------------
   3,840,000   NYC GO                                                        5.000     12/01/2023     12/01/2014 1        3,960,038
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYC GO                                                        5.000     08/01/2024     08/01/2015 1        1,032,960
------------------------------------------------------------------------------------------------------------------------------------
   3,770,000   NYC GO                                                        5.000     12/01/2024     12/01/2014 1        3,887,850
------------------------------------------------------------------------------------------------------------------------------------
  14,860,000   NYC GO                                                        5.000     03/01/2025     03/01/2015 1       15,298,667
------------------------------------------------------------------------------------------------------------------------------------


9          |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$  6,920,000   NYC GO                                                        5.000%    08/01/2026     08/01/2015 1   $    7,125,109
------------------------------------------------------------------------------------------------------------------------------------
   8,360,000   NYC GO                                                        5.125     08/01/2022     02/01/2009 1        8,734,528
------------------------------------------------------------------------------------------------------------------------------------
      50,000   NYC GO                                                        5.125     03/15/2025     03/15/2012 1           52,066
------------------------------------------------------------------------------------------------------------------------------------
     125,000   NYC GO                                                        5.125     08/01/2025     08/01/2010 1          127,975
------------------------------------------------------------------------------------------------------------------------------------
      25,000   NYC GO                                                        5.125     08/01/2025     02/01/2008 1           25,545
------------------------------------------------------------------------------------------------------------------------------------
      45,000   NYC GO                                                        5.125     08/01/2025     08/01/2008 1           46,851
------------------------------------------------------------------------------------------------------------------------------------
      20,000   NYC GO                                                        5.125     03/01/2028     03/01/2008 1           20,654
------------------------------------------------------------------------------------------------------------------------------------
     175,000   NYC GO                                                        5.250     08/01/2015     08/01/2007            182,747
------------------------------------------------------------------------------------------------------------------------------------
      25,000   NYC GO                                                        5.250     08/01/2017     02/01/2008 1           26,151
------------------------------------------------------------------------------------------------------------------------------------
      20,000   NYC GO                                                        5.250     08/01/2020     08/01/2007 1           20,693
------------------------------------------------------------------------------------------------------------------------------------
     260,000   NYC GO                                                        5.250     08/01/2021     08/01/2007 1          268,206
------------------------------------------------------------------------------------------------------------------------------------
      50,000   NYC GO                                                        5.250     11/15/2021 7   11/15/2007 1           51,600
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYC GO                                                        5.250     08/15/2024     08/15/2014 1        1,050,930
------------------------------------------------------------------------------------------------------------------------------------
   5,110,000   NYC GO                                                        5.250     08/15/2026     08/15/2014 1        5,394,167
------------------------------------------------------------------------------------------------------------------------------------
     125,000   NYC GO                                                        5.250     06/01/2027     06/01/2012 1          130,254
------------------------------------------------------------------------------------------------------------------------------------
      50,000   NYC GO                                                        5.250     01/15/2028     01/15/2013 1           52,287
------------------------------------------------------------------------------------------------------------------------------------
     200,000   NYC GO                                                        5.250     01/15/2033     01/15/2013 1          208,482
------------------------------------------------------------------------------------------------------------------------------------
     135,000   NYC GO                                                        5.300     01/15/2026     01/15/2013 1          142,029
------------------------------------------------------------------------------------------------------------------------------------
      20,000   NYC GO                                                        5.350     08/01/2013     02/01/2006 1           21,250
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000   NYC GO                                                        5.375     08/01/2015     08/01/2008 1        2,114,960
------------------------------------------------------------------------------------------------------------------------------------
      50,000   NYC GO                                                        5.375     08/01/2017     08/01/2010             54,282
------------------------------------------------------------------------------------------------------------------------------------
      10,000   NYC GO                                                        5.375     11/15/2017     11/15/2007 1           10,533
------------------------------------------------------------------------------------------------------------------------------------
      25,000   NYC GO                                                        5.375     08/01/2019     02/01/2008 1           26,268
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                                        5.375     08/01/2020     08/01/2009 1            5,242
------------------------------------------------------------------------------------------------------------------------------------
      25,000   NYC GO                                                        5.375     08/01/2022     08/01/2007 1           26,285
------------------------------------------------------------------------------------------------------------------------------------
     300,000   NYC GO                                                        5.375     03/01/2027     03/01/2013 1          317,820
------------------------------------------------------------------------------------------------------------------------------------
     500,000   NYC GO                                                        5.375     11/15/2027     11/15/2007 1          526,655
------------------------------------------------------------------------------------------------------------------------------------
     335,000   NYC GO                                                        5.500     08/01/2022     08/01/2007 1          352,688
------------------------------------------------------------------------------------------------------------------------------------
   7,700,000   NYC GO                                                        5.500     06/01/2023     06/01/2013 1        8,218,133
------------------------------------------------------------------------------------------------------------------------------------
  14,765,000   NYC GO                                                        5.500     05/15/2024 7   05/15/2010 1       15,460,136
------------------------------------------------------------------------------------------------------------------------------------
      35,000   NYC GO                                                        5.500     02/15/2026     02/15/2006 1           36,205
------------------------------------------------------------------------------------------------------------------------------------
   1,180,000   NYC GO                                                        5.500     02/15/2026     02/15/2006 1        1,231,790
------------------------------------------------------------------------------------------------------------------------------------
      15,000   NYC GO                                                        5.600     12/01/2010     06/01/2005 1           15,045
------------------------------------------------------------------------------------------------------------------------------------
     100,000   NYC GO                                                        5.700     08/15/2010     08/15/2005 1          102,140
------------------------------------------------------------------------------------------------------------------------------------
      40,000   NYC GO                                                        5.750     03/15/2009     03/15/2006             41,603
------------------------------------------------------------------------------------------------------------------------------------
      10,000   NYC GO                                                        5.750     05/15/2012     05/15/2005 1           10,039
------------------------------------------------------------------------------------------------------------------------------------
     310,000   NYC GO                                                        5.750     02/01/2014 7   02/01/2006 1          321,532
------------------------------------------------------------------------------------------------------------------------------------
   1,760,000   NYC GO                                                        5.750     02/01/2014     02/01/2006 1        1,829,643
------------------------------------------------------------------------------------------------------------------------------------
      15,000   NYC GO                                                        5.750     02/01/2015     02/01/2006 1           15,527
------------------------------------------------------------------------------------------------------------------------------------
      20,000   NYC GO                                                        5.750     02/01/2015     02/01/2006 1           20,791
------------------------------------------------------------------------------------------------------------------------------------
      20,000   NYC GO                                                        5.750     02/01/2017     02/01/2006 5           20,780
------------------------------------------------------------------------------------------------------------------------------------
   1,145,000   NYC GO                                                        5.750     02/01/2017     02/01/2006 1        1,185,235
------------------------------------------------------------------------------------------------------------------------------------
   1,035,000   NYC GO                                                        5.750     03/01/2018     03/01/2013 1        1,138,397
------------------------------------------------------------------------------------------------------------------------------------


10         |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$    500,000   NYC GO                                                        5.750%    08/01/2018     08/01/2012 1   $      550,205
------------------------------------------------------------------------------------------------------------------------------------
     500,000   NYC GO                                                        5.750     08/01/2018     08/01/2012 1          550,205
------------------------------------------------------------------------------------------------------------------------------------
     195,000   NYC GO                                                        5.750     02/01/2019     02/01/2006 1          201,852
------------------------------------------------------------------------------------------------------------------------------------
      25,000   NYC GO                                                        5.750     02/01/2020     02/01/2006 1           25,955
------------------------------------------------------------------------------------------------------------------------------------
      10,000   NYC GO                                                        5.750     02/01/2020     02/01/2006 1           10,351
------------------------------------------------------------------------------------------------------------------------------------
     500,000   NYC GO                                                        5.750     03/01/2020     03/01/2013 1          549,245
------------------------------------------------------------------------------------------------------------------------------------
   5,810,000   NYC GO                                                        5.750     03/01/2021     03/01/2013 1        6,379,787
------------------------------------------------------------------------------------------------------------------------------------
   7,195,000   NYC GO                                                        5.750     03/15/2022     03/15/2012 1        7,861,473
------------------------------------------------------------------------------------------------------------------------------------
     130,000   NYC GO                                                        5.875     08/15/2013     08/15/2006 1          136,874
------------------------------------------------------------------------------------------------------------------------------------
      45,000   NYC GO                                                        5.875     02/01/2016     08/01/2006 1           47,185
------------------------------------------------------------------------------------------------------------------------------------
      90,000   NYC GO                                                        5.875     03/15/2018     03/15/2006 1           93,533
------------------------------------------------------------------------------------------------------------------------------------
     120,000   NYC GO                                                        5.875     02/15/2019     02/15/2006 1          124,458
------------------------------------------------------------------------------------------------------------------------------------
      60,000   NYC GO                                                        5.875     02/15/2019     02/15/2006 1           62,607
------------------------------------------------------------------------------------------------------------------------------------
  10,520,000   NYC GO                                                        5.875     06/01/2019     06/01/2012 1       11,639,118
------------------------------------------------------------------------------------------------------------------------------------
   7,015,000   NYC GO                                                        5.875     08/01/2019     08/01/2012 1        7,774,304
------------------------------------------------------------------------------------------------------------------------------------
   8,075,000   NYC GO                                                        5.875     06/01/2020     06/01/2012 1        8,934,019
------------------------------------------------------------------------------------------------------------------------------------
   3,125,000   NYC GO                                                        5.875     06/01/2021     06/01/2012 1        3,556,000
------------------------------------------------------------------------------------------------------------------------------------
   6,645,000   NYC GO                                                        5.875     06/01/2021     06/01/2012 1        7,351,895
------------------------------------------------------------------------------------------------------------------------------------
     480,000   NYC GO                                                        5.875     08/01/2024 7   08/01/2006 1          505,498
------------------------------------------------------------------------------------------------------------------------------------
      65,000   NYC GO                                                        5.875     08/01/2024 7   08/01/2006 1           68,687
------------------------------------------------------------------------------------------------------------------------------------
      15,000   NYC GO                                                        5.900     08/01/2010     08/01/2006 1           15,765
------------------------------------------------------------------------------------------------------------------------------------
      10,000   NYC GO                                                        6.000     08/01/2006     08/01/2005 1           10,102
------------------------------------------------------------------------------------------------------------------------------------
      10,000   NYC GO                                                        6.000     08/01/2007     08/01/2005 1           10,177
------------------------------------------------------------------------------------------------------------------------------------
      15,000   NYC GO                                                        6.000     05/15/2010     05/15/2005 1           15,060
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                                        6.000     08/01/2016 7   08/01/2006 1            5,251
------------------------------------------------------------------------------------------------------------------------------------
      10,000   NYC GO                                                        6.000     08/01/2016     08/01/2006 1           10,502
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                                        6.000     08/01/2016     08/01/2006 1            5,292
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                                        6.000     08/01/2017     08/01/2007 1            5,325
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                                        6.000     08/01/2017     08/01/2007 1            5,398
------------------------------------------------------------------------------------------------------------------------------------
     225,000   NYC GO                                                        6.000     08/01/2017     08/01/2007 1          239,639
------------------------------------------------------------------------------------------------------------------------------------
      70,000   NYC GO                                                        6.000     05/15/2018     05/15/2010 1           79,521
------------------------------------------------------------------------------------------------------------------------------------
      30,000   NYC GO                                                        6.000     05/15/2018     05/15/2010 1           33,043
------------------------------------------------------------------------------------------------------------------------------------
      40,000   NYC GO                                                        6.000     02/01/2022     08/01/2006 1           42,007
------------------------------------------------------------------------------------------------------------------------------------
      70,000   NYC GO                                                        6.000     02/01/2022     08/01/2006 1           74,084
------------------------------------------------------------------------------------------------------------------------------------
   1,080,000   NYC GO                                                        6.000     05/15/2022     05/15/2010 1        1,226,902
------------------------------------------------------------------------------------------------------------------------------------
     130,000   NYC GO                                                        6.000     05/15/2022     05/15/2010 1          143,186
------------------------------------------------------------------------------------------------------------------------------------
      80,000   NYC GO                                                        6.000     08/01/2026 7   08/01/2006 1           83,992
------------------------------------------------------------------------------------------------------------------------------------
      70,000   NYC GO                                                        6.000     08/15/2026 7   08/15/2006 1           73,564
------------------------------------------------------------------------------------------------------------------------------------
      20,000   NYC GO                                                        6.000     08/15/2026 7   08/15/2006 1           21,190
------------------------------------------------------------------------------------------------------------------------------------
     175,000   NYC GO                                                        6.125     08/01/2025 7   08/01/2007 1          188,139
------------------------------------------------------------------------------------------------------------------------------------
     270,000   NYC GO                                                        6.125     08/01/2025     08/01/2007 1          288,506
------------------------------------------------------------------------------------------------------------------------------------
      45,000   NYC GO                                                        6.125     08/01/2025     08/01/2007 1           48,379
------------------------------------------------------------------------------------------------------------------------------------


11         |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$     30,000   NYC GO                                                        6.125%    08/01/2025 7   08/01/2007 1   $       32,474
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                                        6.125     08/01/2025     08/01/2007 1            5,412
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                                        6.250     04/15/2017     04/15/2007 1            5,321
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                                        6.250     04/15/2027     04/15/2007 1            5,321
------------------------------------------------------------------------------------------------------------------------------------
     195,000   NYC GO                                                        6.250     04/15/2027     04/15/2007 1          208,654
------------------------------------------------------------------------------------------------------------------------------------
      10,000   NYC GO                                                        6.250     04/15/2027     04/15/2007 1           10,766
------------------------------------------------------------------------------------------------------------------------------------
   1,100,000   NYC GO                                                        6.350     05/15/2014     05/15/2008 1        1,220,076
------------------------------------------------------------------------------------------------------------------------------------
     255,000   NYC GO                                                        6.350     05/15/2014     05/15/2008 1          278,483
------------------------------------------------------------------------------------------------------------------------------------
   1,130,000   NYC GO                                                        6.500     05/15/2017     05/15/2010 1        1,270,572
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                                        7.000     02/01/2009     08/01/2005 1            5,070
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                                        7.000     12/01/2010     06/01/2005 1            5,035
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                                        7.000     02/01/2011     08/01/2005 1            5,074
------------------------------------------------------------------------------------------------------------------------------------
      30,000   NYC GO                                                        7.000     02/01/2012     08/01/2005 1           30,417
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                                        7.000     02/01/2018     08/01/2005 1            5,015
------------------------------------------------------------------------------------------------------------------------------------
      60,000   NYC GO 9                                                      7.250     02/01/2007     08/01/2005 5           61,041
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                                        7.250     02/01/2007     08/01/2005 1            5,074
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                                        7.500     08/15/2005     08/15/2005 1            5,089
------------------------------------------------------------------------------------------------------------------------------------
      15,000   NYC GO                                                        7.500     02/01/2007     08/01/2005 1           15,059
------------------------------------------------------------------------------------------------------------------------------------
      15,000   NYC GO                                                        7.500     02/01/2009     08/01/2005 1           15,059
------------------------------------------------------------------------------------------------------------------------------------
      40,000   NYC GO                                                        7.650     02/01/2007     08/01/2005 1           40,163
------------------------------------------------------------------------------------------------------------------------------------
      50,000   NYC GO                                                        7.750     08/15/2027     08/15/2005 1           50,827
------------------------------------------------------------------------------------------------------------------------------------
      20,000   NYC GO                                                        7.750     08/15/2028     08/15/2005 1           20,331
------------------------------------------------------------------------------------------------------------------------------------
     100,000   NYC GO DIAMONDS                                               0.000 13  02/01/2025     02/01/2006 1           97,305
------------------------------------------------------------------------------------------------------------------------------------
      25,000   NYC GO DIAMONDS                                               0.000 13  08/01/2025 7   08/01/2007 1           22,435
------------------------------------------------------------------------------------------------------------------------------------
     100,000   NYC GO RIBS                                                   9.154 14  08/22/2013     08/01/2005 1          101,933
------------------------------------------------------------------------------------------------------------------------------------
      50,000   NYC GO RIBS                                                   9.154 14  08/27/2015     08/01/2005 1           50,695
------------------------------------------------------------------------------------------------------------------------------------
     450,000   NYC GO RIBS                                                   9.520 14  09/01/2011     08/01/2005 1          460,769
------------------------------------------------------------------------------------------------------------------------------------
      90,000   NYC GO RIBS                                                   9.603 14  08/29/2008     08/01/2005 1           91,711
------------------------------------------------------------------------------------------------------------------------------------
      50,000   NYC GO RIBS                                                   9.603 14  07/29/2010     08/01/2005 1           50,951
------------------------------------------------------------------------------------------------------------------------------------
     140,000   NYC HDC (Barclay Avenue)                                      5.750     04/01/2007     04/01/2006 1          144,869
------------------------------------------------------------------------------------------------------------------------------------
     900,000   NYC HDC (Multifamily Hsg.), Series A                          5.375     11/01/2023     05/01/2012 1          932,913
------------------------------------------------------------------------------------------------------------------------------------
     450,000   NYC HDC (Multifamily Hsg.), Series A                          5.500     11/01/2009     05/01/2008 1          450,950
------------------------------------------------------------------------------------------------------------------------------------
     790,000   NYC HDC (Multifamily Hsg.), Series A                          5.625     05/01/2012     05/01/2008 1          816,323
------------------------------------------------------------------------------------------------------------------------------------
     460,000   NYC HDC (Multifamily Hsg.), Series A                          5.750     11/01/2018 7   05/01/2007 1          469,126
------------------------------------------------------------------------------------------------------------------------------------
   5,285,000   NYC HDC (Multifamily Hsg.), Series B                          5.875     11/01/2018 7   05/01/2009 1        5,494,022
------------------------------------------------------------------------------------------------------------------------------------
     655,000   NYC HDC (Multifamily Hsg.), Series D                          5.500     11/01/2019     11/01/2006 1          671,198
------------------------------------------------------------------------------------------------------------------------------------
   1,200,000   NYC HDC (Multifamily Hsg.), Series E                          6.250     05/01/2036     11/01/2009 1        1,292,424
------------------------------------------------------------------------------------------------------------------------------------
  27,700,000   NYC Health & Hospital Corp.                                   5.250     02/15/2017 7   02/15/2010 1       28,481,140
------------------------------------------------------------------------------------------------------------------------------------


12         |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$     10,000   NYC Health & Hospital Corp.                                   5.450%    02/15/2026     02/15/2012 1   $       10,330
------------------------------------------------------------------------------------------------------------------------------------
   3,000,000   NYC Health & Hospital Corp. (Health System)                   5.250     02/15/2022     02/15/2013          3,191,160
------------------------------------------------------------------------------------------------------------------------------------
   1,135,000   NYC IDA (Acme Architectural Products)                         5.875     11/01/2009     12/14/2007 2        1,083,210
------------------------------------------------------------------------------------------------------------------------------------
  10,000,000   NYC IDA (Airis JFK I/JFK International Airport)               6.000     07/01/2015     07/01/2011 1       10,337,800
------------------------------------------------------------------------------------------------------------------------------------
     165,000   NYC IDA (ALA Realty)                                          7.000     12/01/2005     12/01/2005            165,688
------------------------------------------------------------------------------------------------------------------------------------
      75,000   NYC IDA (Anti-Defamation League Foundation)                   5.500     06/01/2022     06/01/2007 1           79,629
------------------------------------------------------------------------------------------------------------------------------------
     360,000   NYC IDA (Atlantic Veal & Lamb)                                7.250     12/01/2008     07/07/2007 2          369,680
------------------------------------------------------------------------------------------------------------------------------------
   4,245,000   NYC IDA (Beth Abraham Health Services)                        6.000     02/15/2013     08/27/2009 2        4,357,577
------------------------------------------------------------------------------------------------------------------------------------
   1,015,000   NYC IDA (Beth Abraham Health Services)                        6.000     11/15/2013     06/28/2009 2        1,042,659
------------------------------------------------------------------------------------------------------------------------------------
     485,000   NYC IDA (Beth Abraham Health Services)                        6.000     11/15/2013     07/04/2009 2          498,216
------------------------------------------------------------------------------------------------------------------------------------
     115,000   NYC IDA (Brooklyn Heights Montessori School)                  7.500     01/01/2007     07/10/2006 2          121,071
------------------------------------------------------------------------------------------------------------------------------------
   6,290,000   NYC IDA (Calhoun School)                                      6.250     12/01/2017     10/13/2012 2        6,315,412
------------------------------------------------------------------------------------------------------------------------------------
     415,000   NYC IDA (Chardan Corp.)                                       6.250     11/01/2008     05/31/2007 2          410,622
------------------------------------------------------------------------------------------------------------------------------------
     235,000   NYC IDA (College of Aeronautics)                              5.500     05/01/2012     05/01/2008 1          246,931
------------------------------------------------------------------------------------------------------------------------------------
     550,000   NYC IDA (College of Aeronautics)                              5.500     05/01/2013     05/01/2010 1          575,355
------------------------------------------------------------------------------------------------------------------------------------
   1,435,000   NYC IDA (College of Mount St. Vincent)                        7.000     05/01/2008     05/01/2005 1        1,459,409
------------------------------------------------------------------------------------------------------------------------------------
     360,000   NYC IDA (College of New Rochelle)                             6.200     09/01/2010 7   09/01/2005 1          370,451
------------------------------------------------------------------------------------------------------------------------------------
     500,000   NYC IDA (College of New Rochelle)                             6.300     09/01/2015 7   09/01/2005 1          513,415
------------------------------------------------------------------------------------------------------------------------------------
     370,000   NYC IDA (Comprehensive Care Management)                       5.750     11/01/2008     05/30/2007 2          372,261
------------------------------------------------------------------------------------------------------------------------------------
     145,000   NYC IDA (Comprehensive Care Management)                       5.750     11/01/2008     05/30/2007 2          145,876
------------------------------------------------------------------------------------------------------------------------------------
     220,000   NYC IDA (Comprehensive Care Management)                       7.250     12/01/2006     06/09/2006 2          226,582
------------------------------------------------------------------------------------------------------------------------------------
     470,000   NYC IDA (Essie Cosmetics)                                     5.500     11/01/2008     05/22/2007 2          460,957
------------------------------------------------------------------------------------------------------------------------------------
   1,015,000   NYC IDA (Family Support Systems)                              6.500     11/01/2014     11/01/2006 1        1,015,609
------------------------------------------------------------------------------------------------------------------------------------
     585,000   NYC IDA (Gabrielli Truck Sales)                               7.250     12/01/2007     12/19/2006 2          602,298
------------------------------------------------------------------------------------------------------------------------------------
  33,465,000   NYC IDA (Japan Airlines)                                      6.000     11/01/2015     05/01/2005 1       34,619,543
------------------------------------------------------------------------------------------------------------------------------------
     210,000   NYC IDA (Julia Gray)                                          6.500     11/01/2007     11/18/2006 2          210,622
------------------------------------------------------------------------------------------------------------------------------------
     280,000   NYC IDA (Koenig Iron Works)                                   7.375     12/01/2010     08/11/2008 2          291,220
------------------------------------------------------------------------------------------------------------------------------------
   2,355,000   NYC IDA (Lycee Francais De New York)                          5.500     06/01/2013     12/01/2012 1        2,525,832
------------------------------------------------------------------------------------------------------------------------------------
     730,000   NYC IDA (Lycee Francais De New York)                          5.500     06/01/2015     12/01/2012 1          773,545
------------------------------------------------------------------------------------------------------------------------------------
   2,880,000   NYC IDA (Lycee Francais De New York)                          5.500     06/01/2016     12/01/2012 1        3,043,757
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000   NYC IDA (Lycee Francais De New York)                          5.500     06/01/2017     12/01/2012 1        2,103,180
------------------------------------------------------------------------------------------------------------------------------------
   3,210,000   NYC IDA (Lycee Francais De New York)                          5.500     06/01/2018     12/01/2012 1        3,362,957
------------------------------------------------------------------------------------------------------------------------------------


13         |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$    250,000   NYC IDA (Marymount School of NY)                              5.125%    09/01/2021     09/01/2013 1   $      255,475
------------------------------------------------------------------------------------------------------------------------------------
     355,000   NYC IDA (MediSys Health Network)                              5.750     03/15/2006     12/24/2005 2          352,146
------------------------------------------------------------------------------------------------------------------------------------
     350,000   NYC IDA (Morrisons Pastry)                                    5.750     11/01/2009     11/16/2006 2          348,408
------------------------------------------------------------------------------------------------------------------------------------
   4,180,000   NYC IDA (National Compressor Exchange)                        6.250     11/01/2027     11/01/2007 5        4,244,330
------------------------------------------------------------------------------------------------------------------------------------
   2,005,000   NYC IDA (Polytechnic University)                              5.750     11/01/2010     11/01/2010          2,032,068
------------------------------------------------------------------------------------------------------------------------------------
     500,000   NYC IDA (Polytechnic University)                              5.750     11/01/2012     11/01/2012            502,565
------------------------------------------------------------------------------------------------------------------------------------
   1,810,000   NYC IDA (Polytechnic Universtiy)                              5.250     11/01/2008     11/01/2008          1,809,041
------------------------------------------------------------------------------------------------------------------------------------
     400,000   NYC IDA (Precision Gear)                                      5.875     11/01/2009     12/17/2007 2          397,920
------------------------------------------------------------------------------------------------------------------------------------
     335,000   NYC IDA (Precision Gear)                                      5.875     11/01/2009     12/09/2007 2          333,258
------------------------------------------------------------------------------------------------------------------------------------
     110,000   NYC IDA (Precision Gear)                                      6.500     11/01/2008     06/04/2007 2          111,386
------------------------------------------------------------------------------------------------------------------------------------
     115,000   NYC IDA (Promotional Slideguide)                              7.000     12/01/2005     12/01/2005            118,250
------------------------------------------------------------------------------------------------------------------------------------
      80,000   NYC IDA (Rockefeller Foundation)                              5.375     07/01/2023     07/01/2005 1           80,793
------------------------------------------------------------------------------------------------------------------------------------
   3,965,000   NYC IDA (Rosco, Inc.)                                         6.125     06/01/2022     06/01/2007 3        4,060,794
------------------------------------------------------------------------------------------------------------------------------------
   1,075,000   NYC IDA (Showman Fabricators)                                 7.125     11/01/2013     01/18/2010 2        1,066,561
------------------------------------------------------------------------------------------------------------------------------------
     935,000   NYC IDA (Special Needs Facilities Pooled Program)             5.950     07/01/2008     01/26/2007 2          927,165
------------------------------------------------------------------------------------------------------------------------------------
      40,000   NYC IDA (Streamline Plastics)                                 7.125     12/01/2005     12/01/2005             40,153
------------------------------------------------------------------------------------------------------------------------------------
     475,000   NYC IDA (Terminal One Group Association)                      5.900     01/01/2006     07/01/2005 1          480,453
------------------------------------------------------------------------------------------------------------------------------------
   1,720,000   NYC IDA (Terminal One Group Association)                      6.000     01/01/2007     07/01/2005 1        1,739,384
------------------------------------------------------------------------------------------------------------------------------------
      65,000   NYC IDA (Terminal One Group Association)                      6.000     01/01/2008     07/01/2005 1           65,684
------------------------------------------------------------------------------------------------------------------------------------
  59,320,000   NYC IDA (Terminal One Group Association)                      6.000     01/01/2015 7   07/01/2005 1       60,159,971
------------------------------------------------------------------------------------------------------------------------------------
  13,645,000   NYC IDA (Terminal One Group Association)                      6.000     01/01/2019 7   01/01/2006 1       13,838,213
------------------------------------------------------------------------------------------------------------------------------------
   2,800,000   NYC IDA (Terminal One Group Association)                      6.100     01/01/2009     01/01/2006 1        2,827,384
------------------------------------------------------------------------------------------------------------------------------------
  30,425,000   NYC IDA (Terminal One Group Association)                      6.125     01/01/2024     01/01/2006 1       30,858,861
------------------------------------------------------------------------------------------------------------------------------------
   2,230,000   NYC IDA (The Child School)                                    7.000     06/01/2013     11/06/2009 2        2,271,456
------------------------------------------------------------------------------------------------------------------------------------
     410,000   NYC IDA (Ulano)                                               6.250     11/01/2006     05/06/2006 2          405,215
------------------------------------------------------------------------------------------------------------------------------------
     160,000   NYC IDA (United Nations School)                               6.050     12/01/2005     12/01/2005            163,248
------------------------------------------------------------------------------------------------------------------------------------
     170,000   NYC IDA (United Nations School)                               6.100     12/01/2006     12/01/2006            177,606
------------------------------------------------------------------------------------------------------------------------------------
     180,000   NYC IDA (United Nations School)                               6.150     12/01/2007     12/01/2007            188,433
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYC IDA (Urban Resource Institute)                            5.250     03/01/2023     03/01/2013 1        1,069,990
------------------------------------------------------------------------------------------------------------------------------------
   1,405,000   NYC IDA (Urban Resource Institute)                            6.500     11/01/2013     03/20/2009 2        1,424,614
------------------------------------------------------------------------------------------------------------------------------------
   4,300,000   NYC IDA (Visy Paper)                                          7.800     01/01/2016     01/01/2008 1        4,487,394
------------------------------------------------------------------------------------------------------------------------------------
     960,000   NYC IDA (Vocational Instruction)                              7.250     02/01/2013     06/21/2009 2          979,478
------------------------------------------------------------------------------------------------------------------------------------
     255,000   NYC IDA (World Casing Corp.)                                  5.950     11/01/2007     11/15/2006 2          245,504
------------------------------------------------------------------------------------------------------------------------------------
     500,000   NYC IDA (YMCA of Greater NY)                                  5.250     08/01/2021     02/01/2011 1          513,725
------------------------------------------------------------------------------------------------------------------------------------
   6,710,000   NYC IDA (YMCA of Greater NY)                                  5.800     08/01/2016 7   01/01/2009 1        7,099,784
------------------------------------------------------------------------------------------------------------------------------------
     700,000   NYC IDA (Zeluck, Inc.)                                        6.250     11/01/2011     11/01/2007 1          721,637
------------------------------------------------------------------------------------------------------------------------------------


14         |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$ 16,350,000   NYC IDA Special Facilities (JFK International Airport)        8.000%    08/01/2012     08/01/2012     $   14,741,651
------------------------------------------------------------------------------------------------------------------------------------
  10,500,000   NYC Municipal Water Finance Authority                         5.000     06/15/2031     06/15/2015 1       10,825,395
------------------------------------------------------------------------------------------------------------------------------------
   4,000,000   NYC Municipal Water Finance Authority                         5.125     06/15/2015     06/15/2007 1        4,197,360
------------------------------------------------------------------------------------------------------------------------------------
      65,000   NYC Municipal Water Finance Authority                         5.125     06/15/2017 7   06/15/2007 1           68,236
------------------------------------------------------------------------------------------------------------------------------------
      60,000   NYC Municipal Water Finance Authority                         5.125     06/15/2021     06/15/2007 1           62,696
------------------------------------------------------------------------------------------------------------------------------------
      20,000   NYC Municipal Water Finance Authority                         5.125     06/15/2021     06/15/2007 1           20,899
------------------------------------------------------------------------------------------------------------------------------------
   3,000,000   NYC Municipal Water Finance Authority                         5.125     06/15/2021     06/15/2007 1        3,134,820
------------------------------------------------------------------------------------------------------------------------------------
      55,000   NYC Municipal Water Finance Authority                         5.125     06/15/2021     06/15/2007 1           57,472
------------------------------------------------------------------------------------------------------------------------------------
      55,000   NYC Municipal Water Finance Authority                         5.125     06/15/2022     06/15/2008 1           57,472
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000   NYC Municipal Water Finance Authority                         5.125     06/15/2031     06/15/2011 1        2,056,540
------------------------------------------------------------------------------------------------------------------------------------
      10,000   NYC Municipal Water Finance Authority                         5.200     06/15/2013     06/15/2007 1           10,526
------------------------------------------------------------------------------------------------------------------------------------
      15,000   NYC Municipal Water Finance Authority                         5.250     06/15/2018     06/15/2008 1           15,783
------------------------------------------------------------------------------------------------------------------------------------
     425,000   NYC Municipal Water Finance Authority                         5.250     06/15/2029 7   06/15/2007 1          443,951
------------------------------------------------------------------------------------------------------------------------------------
     390,000   NYC Municipal Water Finance Authority                         5.375     06/15/2007     06/15/2005            392,352
------------------------------------------------------------------------------------------------------------------------------------
   2,400,000   NYC Municipal Water Finance Authority                         5.500     06/15/2017     06/15/2007 1        2,497,416
------------------------------------------------------------------------------------------------------------------------------------
     585,000   NYC Municipal Water Finance Authority                         5.500     06/15/2024 7   06/15/2006 1          606,861
------------------------------------------------------------------------------------------------------------------------------------
      70,000   NYC Municipal Water Finance Authority                         5.500     06/15/2024     06/15/2006 1           73,066
------------------------------------------------------------------------------------------------------------------------------------
      30,000   NYC Municipal Water Finance Authority                         5.500     06/15/2024     06/15/2006 1           31,143
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYC Municipal Water Finance Authority                         5.500     06/15/2033     06/15/2010 1        1,072,910
------------------------------------------------------------------------------------------------------------------------------------
     100,000   NYC Municipal Water Finance Authority                         5.625     06/15/2019     06/15/2006 1          104,157
------------------------------------------------------------------------------------------------------------------------------------
      55,000   NYC Municipal Water Finance Authority                         5.625     06/15/2019 7   06/15/2006 1           57,313
------------------------------------------------------------------------------------------------------------------------------------
     855,000   NYC Municipal Water Finance Authority                         5.750     06/15/2013 7   06/15/2005 1          894,484
------------------------------------------------------------------------------------------------------------------------------------
      50,000   NYC Municipal Water Finance Authority                         5.750     06/15/2013 7   06/15/2005 5           52,309
------------------------------------------------------------------------------------------------------------------------------------
      70,000   NYC Municipal Water Finance Authority                         5.750     06/15/2026     06/15/2007 1           74,962
------------------------------------------------------------------------------------------------------------------------------------
   4,100,000   NYC TFA, Series B                                             5.000     11/01/2027     11/01/2012 1        4,236,981
------------------------------------------------------------------------------------------------------------------------------------
      15,000   NYC TFA, Series C                                             5.000     05/01/2026 7   05/01/2010 1           15,340
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYC TFA, Series C                                             5.250     05/01/2013     05/01/2008 1        1,076,580
------------------------------------------------------------------------------------------------------------------------------------


15         |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$     45,000   NYC TFA, Series C                                             5.500%    05/01/2025     05/01/2009 5   $       48,323
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000   NYC TFA, Series E                                             5.000     02/01/2026     02/01/2013 1        2,065,940
------------------------------------------------------------------------------------------------------------------------------------
     460,000   NYC Transit Authority MTA, Series A                           5.400     01/01/2019 7   01/01/2010 1          508,093
------------------------------------------------------------------------------------------------------------------------------------
      25,000   NYC Transitional Finance Authority                            5.500     11/01/2024     05/01/2010 1           27,214
------------------------------------------------------------------------------------------------------------------------------------
      15,000   NYC Trust for Cultural Resources
               (American Museum of Natural History)                          5.650     04/01/2022     04/01/2007 1           15,807
------------------------------------------------------------------------------------------------------------------------------------
   3,740,000   NYC Trust for Cultural Resources
               (American Museum of Natural History)                          5.650     04/01/2027 7   04/01/2007 1        3,933,134
------------------------------------------------------------------------------------------------------------------------------------
     750,000   NYC Trust for Cultural Resources
               (Museum of American Folk Art)                                 6.000     07/01/2022 7   07/01/2010 1          806,865
------------------------------------------------------------------------------------------------------------------------------------
   2,465,000   NYC Trust for Cultural Resources
               (Museum of American Folk Art)                                 6.125     07/01/2030 7   07/01/2011 1        2,663,161
------------------------------------------------------------------------------------------------------------------------------------
     570,000   NYC Trust for Cultural Resources (Museum of Modern Art)       5.500     01/01/2016     01/01/2007 1          604,861
------------------------------------------------------------------------------------------------------------------------------------
      10,000   NYC Trust for Cultural Resources (Museum of Modern Art)       5.500     01/01/2021     01/01/2007 1           10,544
------------------------------------------------------------------------------------------------------------------------------------
   3,000,000   NYC Trust for Cultural Resources
               (New York Botanical Garden)                                   5.800     07/01/2026     07/01/2006 1        3,151,620
------------------------------------------------------------------------------------------------------------------------------------
      45,000   NYS DA (Albany Memorial Hospital)                             5.500     07/01/2010 7   07/01/2005 1           46,163
------------------------------------------------------------------------------------------------------------------------------------
      20,000   NYS DA (Amsterdam Memorial Hospital)                          6.000     08/01/2016     08/01/2006 1           21,184
------------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS DA (Amsterdam Memorial Hospital)                          6.000     08/01/2025     08/01/2006 1           26,401
------------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS DA (Audit & Control)                                      5.500     04/01/2023     04/01/2009 1           26,981
------------------------------------------------------------------------------------------------------------------------------------
     250,000   NYS DA (Augustana Lutheran Home)                              5.500     02/01/2041 7   02/01/2012 1          264,053
------------------------------------------------------------------------------------------------------------------------------------
      95,000   NYS DA (Bethel Springvale Home)                               6.000     02/01/2035 7   02/01/2006 1           99,053
------------------------------------------------------------------------------------------------------------------------------------
      65,000   NYS DA (Bishop Henry B. Hucles Nursing Home)                  5.625     07/01/2018 7   07/01/2008 1           68,014
------------------------------------------------------------------------------------------------------------------------------------
     170,000   NYS DA (Bishop Henry B. Hucles Nursing Home)                  6.000     07/01/2024     07/01/2006 1          178,872
------------------------------------------------------------------------------------------------------------------------------------
      60,000   NYS DA (Brooklyn Hospital Center)                             5.100     02/01/2019     02/01/2009 1           62,175
------------------------------------------------------------------------------------------------------------------------------------
   1,300,000   NYS DA (Canisius College) 12                                  5.000     07/01/2022     07/01/2015          1,353,612
------------------------------------------------------------------------------------------------------------------------------------
   1,295,000   NYS DA (Canisius College)                                     5.600     07/01/2023     07/01/2005 1        1,329,175
------------------------------------------------------------------------------------------------------------------------------------
   1,120,000   NYS DA (Catskill Regional Medical Center)                     5.250     02/15/2023     02/15/2015 1        1,196,899
------------------------------------------------------------------------------------------------------------------------------------
   1,350,000   NYS DA (Chapel Oaks)                                          5.375     07/01/2017 7   07/01/2010 1        1,449,347
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS DA (City University)                                      0.000 8   07/01/2005     07/01/2005              4,971
------------------------------------------------------------------------------------------------------------------------------------
   1,190,000   NYS DA (City University)                                      5.000     07/01/2017     07/01/2008 1        1,272,586
------------------------------------------------------------------------------------------------------------------------------------
     960,000   NYS DA (City University)                                      5.000     07/01/2017     07/01/2008 1          987,744
------------------------------------------------------------------------------------------------------------------------------------
   1,340,000   NYS DA (City University)                                      5.250     07/01/2012     07/01/2008 1        1,443,287
------------------------------------------------------------------------------------------------------------------------------------
      60,000   NYS DA (City University)                                      5.250     07/01/2012     07/01/2008 1           62,947
------------------------------------------------------------------------------------------------------------------------------------
     155,000   NYS DA (City University)                                      5.250     07/01/2017     01/01/2008 1          167,181
------------------------------------------------------------------------------------------------------------------------------------
     100,000   NYS DA (City University)                                      5.250     07/01/2025     07/01/2008 1          105,178
------------------------------------------------------------------------------------------------------------------------------------
  11,020,000   NYS DA (City University)                                      5.375     07/01/2024     01/01/2008 5       11,922,207
------------------------------------------------------------------------------------------------------------------------------------


16         |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$     15,000   NYS DA (City University)                                      5.500%    07/01/2019     07/01/2009 1   $       16,526
------------------------------------------------------------------------------------------------------------------------------------
      45,000   NYS DA (City University)                                      5.500     07/01/2024     07/01/2006 1           47,201
------------------------------------------------------------------------------------------------------------------------------------
     550,000   NYS DA (City University)                                      6.000     07/01/2010     07/01/2006 1          576,098
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS DA (College of Saint Rose)                                6.000     07/01/2011 7   07/01/2005 1            5,015
------------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS DA (Cooper Union for Advancement of Science & Art)        6.250     07/01/2029     07/01/2009 1           27,955
------------------------------------------------------------------------------------------------------------------------------------
   1,900,000   NYS DA (Court Facilities)                                     5.375     05/15/2021     05/15/2013 1        2,016,603
------------------------------------------------------------------------------------------------------------------------------------
   2,810,000   NYS DA (Court Facilities)                                     5.375     05/15/2022     05/15/2013 1        2,976,577
------------------------------------------------------------------------------------------------------------------------------------
   5,100,000   NYS DA (Court Facilities)                                     5.375     05/15/2023     05/15/2013 1        5,420,127
------------------------------------------------------------------------------------------------------------------------------------
   4,000,000   NYS DA (Court Facilities)                                     5.500     05/15/2020     05/15/2013 1        4,298,960
------------------------------------------------------------------------------------------------------------------------------------
     200,000   NYS DA (Court Facilities)                                     5.750     05/15/2017     05/15/2010 1          221,558
------------------------------------------------------------------------------------------------------------------------------------
      20,000   NYS DA (Culinary Institute of America)                        5.000     07/01/2022     07/01/2009             20,790
------------------------------------------------------------------------------------------------------------------------------------
     685,000   NYS DA (Dept. of Education)                                   5.750     07/01/2021     07/01/2006 1          721,887
------------------------------------------------------------------------------------------------------------------------------------
     350,000   NYS DA (Dept. of Health)                                      5.000     07/01/2021     07/01/2014 1          364,308
------------------------------------------------------------------------------------------------------------------------------------
     880,000   NYS DA (Dept. of Health)                                      5.250     07/01/2023     07/01/2014 1          932,501
------------------------------------------------------------------------------------------------------------------------------------
     165,000   NYS DA (Dept. of Health)                                      5.500     07/01/2021     07/01/2007 1          171,810
------------------------------------------------------------------------------------------------------------------------------------
   1,125,000   NYS DA (Dept. of Health)                                      5.500     07/01/2025     07/01/2006 1        1,177,594
------------------------------------------------------------------------------------------------------------------------------------
     420,000   NYS DA (Dept. of Health)                                      5.500     07/01/2025     07/01/2006 1          440,378
------------------------------------------------------------------------------------------------------------------------------------
     280,000   NYS DA (Dept. of Health)                                      5.750     07/01/2017 7   07/01/2006 1          295,991
------------------------------------------------------------------------------------------------------------------------------------
      30,000   NYS DA (Dept. of Health)                                      5.750     07/01/2017     07/01/2006 1           31,713
------------------------------------------------------------------------------------------------------------------------------------
   2,525,000   NYS DA (Ellis Hospital)                                       5.050     08/15/2024     08/15/2014 1        2,615,446
------------------------------------------------------------------------------------------------------------------------------------
     160,000   NYS DA (Ellis Hospital)                                       5.500     08/01/2015     08/01/2005 1          162,978
------------------------------------------------------------------------------------------------------------------------------------
     105,000   NYS DA (Ellis Hospital)                                       5.600     08/01/2025     08/01/2005 1          107,987
------------------------------------------------------------------------------------------------------------------------------------
     125,000   NYS DA (Ellis Hospital)                                       5.625     08/01/2035 7   08/01/2007 1          128,571
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS DA (Episcopal Health)                                     5.700     08/01/2009     08/01/2005 1            5,045
------------------------------------------------------------------------------------------------------------------------------------
      70,000   NYS DA (Episcopal Health)                                     5.900     08/01/2020 7   08/01/2005 1           70,365
------------------------------------------------------------------------------------------------------------------------------------
     310,000   NYS DA (Fairport Baptist Homes)                               6.000     02/01/2037     02/01/2007 1          329,285
------------------------------------------------------------------------------------------------------------------------------------
     150,000   NYS DA (FNHC/KR/MMWNHC Obligated Group)                       5.500     07/01/2010 7   07/01/2007 1          153,953
------------------------------------------------------------------------------------------------------------------------------------
     405,000   NYS DA (FNHC/KR/MMWNHC Obligated Group)                       5.750     07/01/2017     07/01/2005 1          415,526
------------------------------------------------------------------------------------------------------------------------------------
     200,000   NYS DA (Fordham University)                                   5.000     07/01/2028     07/01/2008 1          203,774
------------------------------------------------------------------------------------------------------------------------------------
   3,835,000   NYS DA (Frances Schervier Home & Hospital Obligated Group)    5.500     07/01/2017 7   07/01/2009 1        4,072,885
------------------------------------------------------------------------------------------------------------------------------------
  10,000,000   NYS DA (Frances Schervier Home & Hospital Obligated Group)    5.500     07/01/2027 7   07/01/2009 1       10,665,300
------------------------------------------------------------------------------------------------------------------------------------
      90,000   NYS DA (Frances Schervier Home & Hospital Obligated Group)    5.500     07/01/2027 7   07/01/2009 1           95,409
------------------------------------------------------------------------------------------------------------------------------------
      50,000   NYS DA (German Masonic Home)                                  5.950     08/01/2026 7   08/01/2008 1           52,079
------------------------------------------------------------------------------------------------------------------------------------
     270,000   NYS DA (Grace Manor Health Care Facility)                     6.150     07/01/2018     07/01/2006 1          286,081
------------------------------------------------------------------------------------------------------------------------------------
      15,000   NYS DA (Hamilton College)                                     5.125     07/01/2016     07/01/2009 1           16,074
------------------------------------------------------------------------------------------------------------------------------------
   2,135,000   NYS DA (Highland Community Devel. Corp.)                      5.500     07/01/2023     07/16/2008 3        2,190,510
------------------------------------------------------------------------------------------------------------------------------------


17         |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$     75,000   NYS DA (Hospital Special Surgery)                             5.000%    02/01/2018     02/01/2008 1   $       77,057
------------------------------------------------------------------------------------------------------------------------------------
   2,255,000   NYS DA (Hunts Point Multi-Service Center)                     5.625     07/01/2022     01/01/2008 1        2,420,449
------------------------------------------------------------------------------------------------------------------------------------
     100,000   NYS DA (Ideal Senior Living Center)                           5.900     08/01/2026     08/01/2006 1          104,516
------------------------------------------------------------------------------------------------------------------------------------
      65,000   NYS DA (Jewish Geriatric)                                     7.150     08/01/2014     08/01/2005 1           66,529
------------------------------------------------------------------------------------------------------------------------------------
     250,000   NYS DA (Jewish Geriatric)                                     7.350     08/01/2029     08/01/2005 1          255,845
------------------------------------------------------------------------------------------------------------------------------------
     115,000   NYS DA (John T. Mather Memorial Hospital)                     5.375     07/01/2019     07/01/2008 1          120,107
------------------------------------------------------------------------------------------------------------------------------------
   1,585,000   NYS DA (John T. Mather Memorial Hospital)                     5.750     07/01/2025     07/01/2006 1        1,667,642
------------------------------------------------------------------------------------------------------------------------------------
   2,910,000   NYS DA (Kaleida Health)                                       5.050     02/15/2025     02/15/2014 1        3,012,723
------------------------------------------------------------------------------------------------------------------------------------
   1,020,000   NYS DA (L.I. University)                                      5.125     09/01/2010     09/01/2009 1        1,096,469
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYS DA (L.I. University)                                      5.250     09/01/2011     09/01/2009 1        1,070,780
------------------------------------------------------------------------------------------------------------------------------------
   6,375,000   NYS DA (L.I. University)                                      5.500     09/01/2026     09/01/2006 1        6,711,281
------------------------------------------------------------------------------------------------------------------------------------
     215,000   NYS DA (Lakeside Home)                                        6.000     02/01/2037     02/01/2007 1          228,547
------------------------------------------------------------------------------------------------------------------------------------
     710,000   NYS DA (Le Moyne College)                                     5.000     07/01/2018     07/01/2005 1          725,258
------------------------------------------------------------------------------------------------------------------------------------
   1,100,000   NYS DA (Leake & Watts Services)                               5.000     07/01/2023     07/01/2014 1        1,144,121
------------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS DA (Lenox Hill Hospital)                                  5.750     07/01/2016     07/01/2011 1           10,657
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000   NYS DA (Lenox Hill Hospital)                                  5.750     07/01/2017     07/01/2012 1        2,118,780
------------------------------------------------------------------------------------------------------------------------------------
     520,000   NYS DA (Long Beach Medical Center)                            5.625     08/01/2022     08/01/2005 1          534,544
------------------------------------------------------------------------------------------------------------------------------------
   3,235,000   NYS DA (Master BOCES Program)                                 5.000     08/15/2023     08/15/2014 1        3,381,319
------------------------------------------------------------------------------------------------------------------------------------
     615,000   NYS DA (Master BOCES Program)                                 5.250     08/15/2023     08/15/2013 1          659,526
------------------------------------------------------------------------------------------------------------------------------------
     125,000   NYS DA (Menorah Campus)                                       6.100     02/01/2037     02/01/2007 1          133,320
------------------------------------------------------------------------------------------------------------------------------------
     120,000   NYS DA (Mental Health Services Facilities)                    5.000     02/15/2023     08/15/2008 1          124,244
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS DA (Mental Health Services Facilities)                    5.250     08/15/2016     02/15/2008 1            5,215
------------------------------------------------------------------------------------------------------------------------------------
     185,000   NYS DA (Mental Health Services Facilities)                    5.250     02/15/2018     02/15/2007 1          195,107
------------------------------------------------------------------------------------------------------------------------------------
   3,270,000   NYS DA (Mental Health Services Facilities)                    5.250     08/15/2024     08/15/2009 1        3,456,717
------------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS DA (Mental Health Services Facilities)                    5.375     02/15/2026     02/15/2006 1           26,093
------------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS DA (Mental Health Services Facilities)                    5.375     02/15/2026     02/15/2006 1           25,913
------------------------------------------------------------------------------------------------------------------------------------
      40,000   NYS DA (Mental Health Services Facilities)                    5.625     02/15/2021     02/15/2007 1           42,748
------------------------------------------------------------------------------------------------------------------------------------
     450,000   NYS DA (Mental Health Services Facilities)                    5.750     08/15/2011     02/15/2007 5          477,284
------------------------------------------------------------------------------------------------------------------------------------
     100,000   NYS DA (Mental Health Services Facilities)                    5.750     08/15/2012     02/15/2007 1          106,441
------------------------------------------------------------------------------------------------------------------------------------
      95,000   NYS DA (Mental Health Services Facilities)                    5.750     02/15/2027     02/15/2007 1          101,831
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS DA (Mental Health Services Facilities)                    5.750     02/15/2027     02/15/2007 1            5,320
------------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS DA (Mental Health System)                                 5.125     08/15/2027     08/15/2007 5           10,596
------------------------------------------------------------------------------------------------------------------------------------
   1,275,000   NYS DA (Mental Health)                                        5.250     02/15/2023     02/15/2014 1        1,403,495
------------------------------------------------------------------------------------------------------------------------------------


18         |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$    225,000   NYS DA (Mental Health)                                        5.250%    02/15/2023     02/15/2014 1   $      236,968
------------------------------------------------------------------------------------------------------------------------------------
      50,000   NYS DA (Mercy College)                                        5.700     07/01/2017     07/01/2005 1           51,356
------------------------------------------------------------------------------------------------------------------------------------
     180,000   NYS DA (Millard Fillmore Hospital)                            5.375     02/01/2017     08/01/2005 1          189,320
------------------------------------------------------------------------------------------------------------------------------------
   5,060,000   NYS DA (Miriam Osborn Memorial Home Association)              6.875     07/01/2019 7   07/01/2010 1        5,661,938
------------------------------------------------------------------------------------------------------------------------------------
   5,000,000   NYS DA (Montefiore Medical Center)                            5.000     08/01/2023     02/01/2015 1        5,226,950
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYS DA (Montefiore Medical Center)                            5.250     02/01/2015     02/01/2007 1        1,054,690
------------------------------------------------------------------------------------------------------------------------------------
     270,000   NYS DA (Montefiore Medical Center)                            5.500     08/01/2038     08/01/2009 1          283,003
------------------------------------------------------------------------------------------------------------------------------------
      55,000   NYS DA (Mount Sinai School of Medicine)                       5.000     07/01/2015     07/01/2005 1           55,604
------------------------------------------------------------------------------------------------------------------------------------
      30,000   NYS DA (Mount Sinai School of Medicine)                       5.000     07/01/2016     07/01/2005 1           30,137
------------------------------------------------------------------------------------------------------------------------------------
     615,000   NYS DA (Mount Sinai School of Medicine)                       5.000     07/01/2021     07/01/2005 1          627,515
------------------------------------------------------------------------------------------------------------------------------------
   6,500,000   NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)        6.500     07/01/2017     07/01/2010 1        6,790,290
------------------------------------------------------------------------------------------------------------------------------------
   1,750,000   NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)        6.750     07/01/2020     07/01/2010 1        1,861,545
------------------------------------------------------------------------------------------------------------------------------------
   5,770,000   NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)
               RITES 9                                                       9.133 14  07/01/2015     07/01/2010 1        6,384,447
------------------------------------------------------------------------------------------------------------------------------------
   5,665,000   NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)
               RITES 9                                                       9.133 14  07/01/2016     07/01/2010 1        6,234,842
------------------------------------------------------------------------------------------------------------------------------------
  12,000,000   NYS DA (Mt. Sinai/NYU Health)                                 6.000     07/01/2026     08/01/2005 1       12,011,400
------------------------------------------------------------------------------------------------------------------------------------
   6,500,000   NYS DA (Mt. Sinai/NYU Health)                                 6.250     07/01/2022     08/01/2005 1        6,508,385
------------------------------------------------------------------------------------------------------------------------------------
     320,000   NYS DA (Municipal Health Facilities)                          5.500     05/15/2024     05/15/2006 1          334,579
------------------------------------------------------------------------------------------------------------------------------------
     830,000   NYS DA (New School for Social Research)                       5.750     07/01/2026     07/01/2007 1          890,814
------------------------------------------------------------------------------------------------------------------------------------
      15,000   NYS DA (Niagara Lutheran Devel.)                              5.450     08/01/2017     08/01/2007 1           16,047
------------------------------------------------------------------------------------------------------------------------------------
   4,200,000   NYS DA (North General Hospital)                               5.750     02/15/2019     02/15/2013 1        4,598,412
------------------------------------------------------------------------------------------------------------------------------------
   3,750,000   NYS DA (North General Hospital)                               5.750     02/15/2020     02/15/2013 1        4,103,138
------------------------------------------------------------------------------------------------------------------------------------
   5,000,000   NYS DA (North Shore University Hospital)                      5.200     11/01/2017     11/01/2008 1        5,342,750
------------------------------------------------------------------------------------------------------------------------------------
      50,000   NYS DA (Nottingham Retirement Community)                      6.050     07/01/2015     07/01/2005 1           51,224
------------------------------------------------------------------------------------------------------------------------------------
   2,435,000   NYS DA (Nottingham Retirement Community)                      6.125     07/01/2025 7   07/01/2005 1        2,501,037
------------------------------------------------------------------------------------------------------------------------------------
      30,000   NYS DA (NY Downtown Hospital)                                 5.300     02/15/2020     02/15/2008 1           31,098
------------------------------------------------------------------------------------------------------------------------------------
   1,385,000   NYS DA (NY Hospital Medical Center)                           5.550     08/15/2029 7   08/15/2011 1        1,501,922
------------------------------------------------------------------------------------------------------------------------------------
   2,030,000   NYS DA (Nyack Hospital)                                       6.000     07/01/2006     01/04/2006 2        2,047,072
------------------------------------------------------------------------------------------------------------------------------------
   2,325,000   NYS DA (Nyack Hospital)                                       6.250     07/01/2013     05/10/2009 2        2,324,861
------------------------------------------------------------------------------------------------------------------------------------
     270,000   NYS DA (Our Lady Geriatric Center)                            6.050     08/01/2035     08/01/2005 1          277,800
------------------------------------------------------------------------------------------------------------------------------------


19         |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$     45,000   NYS DA (Our Lady of Consolation Geriatric Care Center)        5.900%    08/01/2020     08/01/2005 1   $       46,147
------------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS DA (Pace University)                                      5.700     07/01/2022     07/01/2007 1           26,760
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000   NYS DA (Park Ridge Hsg.)                                      6.375     08/01/2020 7   08/01/2010 1        2,187,200
------------------------------------------------------------------------------------------------------------------------------------
   1,570,000   NYS DA (Park Ridge Hsg.)                                      6.500     08/01/2025 7   08/01/2010 1        1,755,401
------------------------------------------------------------------------------------------------------------------------------------
   7,225,000   NYS DA (Personal Income Tax)                                  5.000     03/15/2027     03/15/2013 1        7,840,642
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000   NYS DA (Personal Income Tax)                                  5.375     03/15/2022     03/15/2013 1        2,221,580
------------------------------------------------------------------------------------------------------------------------------------
     100,000   NYS DA (Pratt Institute)                                      6.000     07/01/2024     07/01/2010 1          111,029
------------------------------------------------------------------------------------------------------------------------------------
      95,000   NYS DA (Resurrection Rest Home Castleton on Hudson, NY)       6.050     08/01/2035 7   08/01/2005 1           97,745
------------------------------------------------------------------------------------------------------------------------------------
      35,000   NYS DA (Rochester General Hospital)                           5.700     08/01/2033     08/01/2005 1           35,319
------------------------------------------------------------------------------------------------------------------------------------
      50,000   NYS DA (Rochester Institute of Technology)                    5.250     07/01/2025     07/01/2012 1           52,753
------------------------------------------------------------------------------------------------------------------------------------
   5,100,000   NYS DA (Ryan-Clinton Community Health Center)                 6.100     07/01/2019 7   01/01/2010 1        5,574,402
------------------------------------------------------------------------------------------------------------------------------------
   5,000,000   NYS DA (School District Financing)                            5.750     10/01/2022 7   10/01/2012 1        5,582,750
------------------------------------------------------------------------------------------------------------------------------------
  15,000,000   NYS DA (SCSMC/SV/CHSLI Obligated Group)                       6.500     07/01/2020 7   07/01/2010 1       16,487,850
------------------------------------------------------------------------------------------------------------------------------------
   1,465,000   NYS DA (Service Contract)                                     5.250     04/01/2012     04/01/2008 1        1,553,838
------------------------------------------------------------------------------------------------------------------------------------
     315,000   NYS DA (Service Contract)                                     5.250     04/01/2017     04/01/2008 1          331,519
------------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS DA (Service Contract)                                     5.250     07/01/2019     07/01/2007 1           26,174
------------------------------------------------------------------------------------------------------------------------------------
  15,480,000   NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)                  5.000     07/01/2021     07/01/2014 1       15,783,253
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYS DA (Siena College)                                        5.700     07/01/2017     07/01/2007          1,076,290
------------------------------------------------------------------------------------------------------------------------------------
   5,925,000   NYS DA (Siena College)                                        5.750     07/01/2026     07/01/2007 1        6,359,125
------------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS DA (Special Act School Districts)                         5.750     07/01/2011     07/01/2005 1           10,279
------------------------------------------------------------------------------------------------------------------------------------
     300,000   NYS DA (Special Act School Districts)                         5.875     07/01/2013     07/01/2005 1          308,478
------------------------------------------------------------------------------------------------------------------------------------
     290,000   NYS DA (Special Act School Districts)                         6.000     07/01/2019     07/01/2005 1          298,106
------------------------------------------------------------------------------------------------------------------------------------
     100,000   NYS DA (St. Barnabas Hospital)                                5.450     08/01/2035     08/01/2007 1          105,677
------------------------------------------------------------------------------------------------------------------------------------
      40,000   NYS DA (St. Charles Hospital and Rehabilitation Center)       5.500     07/01/2022     07/01/2009 1           43,196
------------------------------------------------------------------------------------------------------------------------------------
     100,000   NYS DA (St. Francis Hospital)                                 5.500     07/01/2029     07/01/2011 1          107,643
------------------------------------------------------------------------------------------------------------------------------------
      20,000   NYS DA (St. John's University)                                5.250     07/01/2018     07/01/2008 1           21,349
------------------------------------------------------------------------------------------------------------------------------------
     340,000   NYS DA (St. John's University)                                5.250     07/01/2025     07/01/2008 1          357,595
------------------------------------------------------------------------------------------------------------------------------------
   4,650,000   NYS DA (St. John's University)                                5.600     07/01/2016     07/01/2006 1        4,894,358
------------------------------------------------------------------------------------------------------------------------------------
   5,005,000   NYS DA (St. Joseph's Hospital Health Center)                  5.250     07/01/2018 7   07/01/2009 1        5,316,711
------------------------------------------------------------------------------------------------------------------------------------
   2,005,000   NYS DA (St. Vincent DePaul Residence)                         5.300     07/01/2018 7   07/01/2010 1        2,089,290
------------------------------------------------------------------------------------------------------------------------------------
     175,000   NYS DA (St. Vincent's Hospital & Medical Center)              5.750     08/01/2015 7   08/01/2007 1          179,930
------------------------------------------------------------------------------------------------------------------------------------
      35,000   NYS DA (St. Vincent's Hospital & Medical Center)              5.800     08/01/2025     08/01/2005 1           35,988
------------------------------------------------------------------------------------------------------------------------------------


20         |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$     50,000   NYS DA (St. Vincent's Hospital & Medical Center)              5.800%    08/01/2025     08/01/2005 1   $       51,469
------------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS DA (St. Vincent's Hospital & Medical Center)              7.375     08/01/2011     08/01/2005 1           10,038
------------------------------------------------------------------------------------------------------------------------------------
   2,440,000   NYS DA (St. Vincent's Hospital & Medical Center)              7.400     08/01/2030 7   08/01/2005 1        2,545,408
------------------------------------------------------------------------------------------------------------------------------------
      30,000   NYS DA (State University Athletic Facilities)                 5.250     07/01/2018     07/01/2008 1           32,024
------------------------------------------------------------------------------------------------------------------------------------
      15,000   NYS DA (State University Dormitory Facilities)                5.250     07/01/2014     07/01/2005 1           15,400
------------------------------------------------------------------------------------------------------------------------------------
      50,000   NYS DA (State University Educational Facilities)              0.000 8   05/15/2007     05/15/2007             46,866
------------------------------------------------------------------------------------------------------------------------------------
   3,265,000   NYS DA (State University Educational Facilities)              5.125     05/15/2021     05/15/2009 1        3,411,566
------------------------------------------------------------------------------------------------------------------------------------
   3,000,000   NYS DA (State University Educational Facilities)              5.125     05/15/2021     05/01/2008 1        3,156,690
------------------------------------------------------------------------------------------------------------------------------------
   9,700,000   NYS DA (State University Educational Facilities)              5.375     05/15/2011     05/15/2008 1       10,267,159
------------------------------------------------------------------------------------------------------------------------------------
   3,750,000   NYS DA (State University Educational Facilities)              6.000     05/15/2016     05/15/2010 1        4,216,425
------------------------------------------------------------------------------------------------------------------------------------
     155,000   NYS DA (Suffolk County Judicial Facilities)                   9.250     04/15/2006 7   10/15/2005 1          165,170
------------------------------------------------------------------------------------------------------------------------------------
   3,500,000   NYS DA (Teresian House)                                       5.250     07/01/2017 7   07/01/2009 1        3,607,765
------------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS DA (The Highlands Living)                                 6.600     02/01/2034     08/01/2005 1           10,231
------------------------------------------------------------------------------------------------------------------------------------
      45,000   NYS DA (The Rosalind & Joseph Gurwin Jewish
               Geriatric Center of Long Island)                              5.700     02/01/2037     02/01/2007 1           47,810
------------------------------------------------------------------------------------------------------------------------------------
      50,000   NYS DA (United Cerebral Palsy Association
               of Nassau County)                                             6.000     07/01/2007     07/01/2005 1           50,146
------------------------------------------------------------------------------------------------------------------------------------
      45,000   NYS DA (United Cerebral Palsy Association
               of Nassau County)                                             6.200     07/01/2012     07/01/2005 1           46,220
------------------------------------------------------------------------------------------------------------------------------------
   1,250,000   NYS DA (United Cerebral Palsy of NYC)                         5.750     07/01/2018 7   07/01/2012 1        1,408,825
------------------------------------------------------------------------------------------------------------------------------------
      20,000   NYS DA (United Health Services)                               5.500     08/01/2017     02/01/2008 1           20,325
------------------------------------------------------------------------------------------------------------------------------------
   1,905,000   NYS DA (Upstate Community Colleges)                           5.125     07/01/2021     07/01/2014 1        2,002,250
------------------------------------------------------------------------------------------------------------------------------------
   1,165,000   NYS DA (Upstate Community Colleges)                           5.125     07/01/2022     07/01/2014 1        1,220,862
------------------------------------------------------------------------------------------------------------------------------------
      35,000   NYS DA (Upstate Community Colleges)                           5.875     07/01/2016 7   07/01/2007 1           37,943
------------------------------------------------------------------------------------------------------------------------------------
     165,000   NYS DA (Vassar College)                                       5.000     07/01/2025     07/01/2008 1          168,067
------------------------------------------------------------------------------------------------------------------------------------
      45,000   NYS DA (W.K. Nursing Home)                                    6.125     02/01/2036     08/01/2006 1           47,585
------------------------------------------------------------------------------------------------------------------------------------
     675,000   NYS DA (Wesley Gardens)                                       6.125     08/01/2035     08/01/2006 1          712,901
------------------------------------------------------------------------------------------------------------------------------------
      20,000   NYS DA (Wyckoff Heights Medical Center)                       5.300     08/15/2021     02/15/2008 1           21,218
------------------------------------------------------------------------------------------------------------------------------------
   5,682,500   NYS DA ROLs 12                                                0.000 14  07/01/2016     07/01/2016 1        5,641,472
------------------------------------------------------------------------------------------------------------------------------------
   2,230,000   NYS DA Service Contract (CCFDP)                               5.375     04/01/2020     04/01/2012 1        2,359,095
------------------------------------------------------------------------------------------------------------------------------------
   2,350,000   NYS DA Service Contract (CCFDP)                               5.375     04/01/2021     04/01/2012 1        2,483,128
------------------------------------------------------------------------------------------------------------------------------------
     175,000   NYS DA, Series B                                              5.625     02/15/2021     02/15/2007 1          185,327
------------------------------------------------------------------------------------------------------------------------------------


21         |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$     15,000   NYS EFC (Clean Water & Drinking Revolving Funds)              5.000%    06/15/2019     06/15/2008 1   $       15,727
------------------------------------------------------------------------------------------------------------------------------------
   3,185,000   NYS EFC (Clean Water & Drinking Revolving Funds)              5.000     06/15/2019     06/15/2008 1        3,348,964
------------------------------------------------------------------------------------------------------------------------------------
     115,000   NYS EFC (Consolidated Water Company)                          7.150     11/01/2014 7   05/01/2005 1          115,606
------------------------------------------------------------------------------------------------------------------------------------
      60,000   NYS EFC (L.I. Water Corp.)                                    5.250     08/01/2027     08/01/2005 1           60,965
------------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS EFC (NYC Municipal Water Finance Authority)               5.875     06/15/2014     06/15/2005 1           10,228
------------------------------------------------------------------------------------------------------------------------------------
      15,000   NYS EFC (NYS Water Services)                                  5.750     11/15/2010     05/15/2005 1           15,341
------------------------------------------------------------------------------------------------------------------------------------
      65,000   NYS EFC (NYS Water Services)                                  5.900     11/15/2014     05/15/2005 1           66,484
------------------------------------------------------------------------------------------------------------------------------------
     135,000   NYS EFC (NYS Water Services)                                  6.500     03/15/2007     09/15/2005 1          141,035
------------------------------------------------------------------------------------------------------------------------------------
      85,000   NYS EFC (NYS Water Services)                                  6.600     06/15/2005     06/15/2005 1           85,299
------------------------------------------------------------------------------------------------------------------------------------
   2,670,000   NYS EFC (NYS Water Services)                                  6.875     06/15/2010 7   06/15/2005 1        2,736,510
------------------------------------------------------------------------------------------------------------------------------------
   1,705,000   NYS EFC (NYS Water Services)                                  6.875     06/15/2014 7   06/15/2005 1        1,736,781
------------------------------------------------------------------------------------------------------------------------------------
     150,000   NYS EFC (NYS Water Services)                                  6.900     05/15/2015     05/15/2005 1          153,506
------------------------------------------------------------------------------------------------------------------------------------
      30,000   NYS EFC (NYS Water Services)                                  6.900     11/15/2015 7   05/15/2005 1           30,701
------------------------------------------------------------------------------------------------------------------------------------
      20,000   NYS EFC (NYS Water Services)                                  7.200     03/15/2011 7   09/15/2005 1           20,683
------------------------------------------------------------------------------------------------------------------------------------
     640,000   NYS EFC (NYS Water Services)                                  7.250     06/15/2010 7   06/15/2005 1          642,573
------------------------------------------------------------------------------------------------------------------------------------
      15,000   NYS EFC (NYS Water Services)                                  7.500     03/15/2011 7   09/15/2005 1           15,063
------------------------------------------------------------------------------------------------------------------------------------
   1,450,000   NYS EFC (NYS Water Services)                                  7.500     06/15/2012 7   06/15/2005 1        1,591,216
------------------------------------------------------------------------------------------------------------------------------------
      45,000   NYS EFC (NYS Water Services)                                  7.500     06/15/2012 7   06/15/2005 1           47,237
------------------------------------------------------------------------------------------------------------------------------------
     525,000   NYS EFC (Occidental Petroleum)                                6.100     11/01/2030     11/01/2007 1          539,364
------------------------------------------------------------------------------------------------------------------------------------
   1,425,000   NYS EFC (Personal Income Tax)                                 5.250     01/01/2022     01/01/2013 1        1,527,301
------------------------------------------------------------------------------------------------------------------------------------
   7,800,000   NYS EFC (Pilgrim State Sewage Treatment)                      6.300     03/15/2016     09/15/2005 1        8,240,310
------------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS EFC (Riverbank State Park)                                5.125     04/01/2022     04/01/2007 1           10,334
------------------------------------------------------------------------------------------------------------------------------------
     205,000   NYS EFC (Spring Valley Water Company)                         5.650     11/01/2023     05/01/2005 1          207,460
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000   NYS EFC (Spring Valley Water Company)                         6.300     08/01/2024     08/01/2005 1        2,111,000
------------------------------------------------------------------------------------------------------------------------------------
   4,250,000   NYS EFC (Waste Management)                                    4.450     07/01/2017     07/01/2009 3        4,329,645
------------------------------------------------------------------------------------------------------------------------------------
   7,330,000   NYS ERDA (Brooklyn Union Gas)                                 5.500     01/01/2021     01/01/2008 1        7,605,681
------------------------------------------------------------------------------------------------------------------------------------
   9,655,000   NYS ERDA (Brooklyn Union Gas)                                 5.600     06/01/2025     07/14/2005 1        9,818,556
------------------------------------------------------------------------------------------------------------------------------------
  27,745,000   NYS ERDA (Brooklyn Union Gas)                                 6.750     02/01/2024     05/06/2005 1       28,713,301
------------------------------------------------------------------------------------------------------------------------------------
  12,305,000   NYS ERDA (Brooklyn Union Gas)                                 6.750     02/01/2024     05/13/2005 1       12,468,903
------------------------------------------------------------------------------------------------------------------------------------
 130,755,000   NYS ERDA (Con Ed)                                             4.700     06/01/2036     10/03/2005 1      131,042,661
------------------------------------------------------------------------------------------------------------------------------------
   4,360,000   NYS ERDA (Con Ed)                                             6.100     08/15/2020     07/01/2005 1        4,477,284
------------------------------------------------------------------------------------------------------------------------------------
      15,000   NYS ERDA (Con Ed)                                             6.100     08/15/2020     07/01/2005 1           15,424
------------------------------------------------------------------------------------------------------------------------------------
     255,000   NYS ERDA (Con Ed)                                             6.100     08/15/2020     07/01/2005 1          262,160
------------------------------------------------------------------------------------------------------------------------------------
      70,000   NYS ERDA (Corning Natural Gas)                                8.250     12/01/2018     06/01/2005 1           72,583
------------------------------------------------------------------------------------------------------------------------------------
     550,000   NYS ERDA (LILCO)                                              5.150     03/01/2016     09/01/2005 1          556,496
------------------------------------------------------------------------------------------------------------------------------------
     320,000   NYS ERDA (LILCO)                                              5.150     03/01/2016     09/01/2005 1          323,779
------------------------------------------------------------------------------------------------------------------------------------
     115,000   NYS ERDA (LILCO)                                              5.150     03/01/2016     09/01/2005 1          116,294
------------------------------------------------------------------------------------------------------------------------------------
   7,000,000   NYS ERDA (LILCO)                                              5.150     03/01/2016     09/01/2005 1        7,080,220
------------------------------------------------------------------------------------------------------------------------------------


22         |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$  4,825,000   NYS ERDA (NYSEG)                                              6.150%    07/01/2026     07/01/2005 1   $    4,960,486
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS GO                                                        5.000     09/15/2017     09/15/2008 1            5,299
------------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS GO                                                        5.300     07/15/2015     07/15/2006 1           25,858
------------------------------------------------------------------------------------------------------------------------------------
      40,000   NYS GO                                                        5.300     07/15/2017     07/15/2006 1           41,372
------------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS GO                                                        5.500     07/15/2024     07/15/2006 1           25,972
------------------------------------------------------------------------------------------------------------------------------------
      50,000   NYS GO                                                        5.625     08/15/2008     08/15/2005 1           51,064
------------------------------------------------------------------------------------------------------------------------------------
     120,000   NYS GO                                                        5.625     10/01/2020     10/01/2005 1          122,670
------------------------------------------------------------------------------------------------------------------------------------
   2,260,000   NYS GO                                                        5.875     08/01/2024 7   08/01/2006 1        2,369,746
------------------------------------------------------------------------------------------------------------------------------------
      40,000   NYS GO                                                        6.600     12/01/2014     06/01/2005 1           40,271
------------------------------------------------------------------------------------------------------------------------------------
   1,625,000   NYS HFA (Economic Devel. & Hsg.)                              5.250     03/15/2016     03/15/2013 1        1,759,908
------------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS HFA (General Hsg.)                                        6.600     11/01/2005     05/01/2005 1           10,117
------------------------------------------------------------------------------------------------------------------------------------
      30,000   NYS HFA (General Hsg.)                                        6.600     11/01/2006     05/01/2005 1           30,349
------------------------------------------------------------------------------------------------------------------------------------
     330,000   NYS HFA (HELP-Bronx Hsg.)                                     8.050     11/01/2005 7   05/01/2005 1          336,442
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS HFA (Hospital & Nursing Home)                             5.500     11/01/2012     05/01/2005 5            5,506
------------------------------------------------------------------------------------------------------------------------------------
      15,000   NYS HFA (Hospital & Nursing Home)                             5.875     11/01/2010     05/01/2005 5           16,656
------------------------------------------------------------------------------------------------------------------------------------
      30,000   NYS HFA (Hospital & Nursing Home)                             5.900     11/01/2005     05/01/2005 5           30,574
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS HFA (Hospital & Nursing Home)                             5.900     11/01/2010     05/01/2005 5            5,585
------------------------------------------------------------------------------------------------------------------------------------
      35,000   NYS HFA (Hospital & Nursing Home)                             6.000     11/01/2014     05/01/2005 1           40,141
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS HFA (Hospital & Nursing Home)                             6.875     11/01/2005     05/01/2005 5            5,126
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS HFA (Hospital & Nursing Home)                             6.875     11/01/2009     05/01/2005 5            5,736
------------------------------------------------------------------------------------------------------------------------------------
     575,000   NYS HFA (Hospital & Nursing Home)                             7.000     11/01/2017     05/01/2005 5          691,179
------------------------------------------------------------------------------------------------------------------------------------
      70,000   NYS HFA (Meadow Manor)                                        7.750     11/01/2019 7   05/01/2005 1           70,039
------------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS HFA (Monroe County Health Facilities)                     7.625     05/01/2005 7   05/01/2005 1           25,102
------------------------------------------------------------------------------------------------------------------------------------
     120,000   NYS HFA (Multifamily Hsg.)                                    0.000 8   11/01/2008     11/01/2005 1          100,194
------------------------------------------------------------------------------------------------------------------------------------
     175,000   NYS HFA (Multifamily Hsg.)                                    0.000 8   11/01/2009     11/01/2005 1          138,098
------------------------------------------------------------------------------------------------------------------------------------
      35,000   NYS HFA (Multifamily Hsg.)                                    0.000 8   11/01/2010     11/01/2005 1           26,038
------------------------------------------------------------------------------------------------------------------------------------
     165,000   NYS HFA (Multifamily Hsg.)                                    0.000 8   11/01/2011     11/01/2005 1          115,767
------------------------------------------------------------------------------------------------------------------------------------
      95,000   NYS HFA (Multifamily Hsg.)                                    0.000 8   11/01/2012     11/01/2005 1           62,607
------------------------------------------------------------------------------------------------------------------------------------
     610,000   NYS HFA (Multifamily Hsg.)                                    0.000 8   11/01/2013     11/01/2005 1          379,524
------------------------------------------------------------------------------------------------------------------------------------
   5,825,000   NYS HFA (Multifamily Hsg.)                                    0.000 8   11/01/2014     11/01/2005 1        3,403,373
------------------------------------------------------------------------------------------------------------------------------------
  11,425,000   NYS HFA (Multifamily Hsg.)                                    0.000 8   11/01/2015     11/01/2005 1        6,299,288
------------------------------------------------------------------------------------------------------------------------------------
     345,000   NYS HFA (Multifamily Hsg.)                                    5.300     08/15/2022     08/15/2012            360,353
------------------------------------------------------------------------------------------------------------------------------------
     615,000   NYS HFA (Multifamily Hsg.)                                    5.850     08/15/2013 7   08/15/2005 1          615,590
------------------------------------------------------------------------------------------------------------------------------------
      95,000   NYS HFA (Multifamily Hsg.)                                    5.950     08/15/2024 7   08/15/2005 1           95,692
------------------------------------------------------------------------------------------------------------------------------------
     150,000   NYS HFA (Multifamily Hsg.)                                    6.000     08/15/2027 7   02/15/2009 1          156,714
------------------------------------------------------------------------------------------------------------------------------------
      55,000   NYS HFA (Multifamily Hsg.)                                    6.050     08/15/2032     02/15/2007 1           56,786
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYS HFA (Multifamily Hsg.)                                    6.100     08/15/2016 7   08/15/2008 1        1,035,050
------------------------------------------------------------------------------------------------------------------------------------


23         |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$     50,000   NYS HFA (Multifamily Hsg.)                                    6.100%    08/15/2028     08/15/2006 1   $       51,648
------------------------------------------------------------------------------------------------------------------------------------
     400,000   NYS HFA (Multifamily Hsg.)                                    6.100     11/15/2036     11/15/2006 1          419,552
------------------------------------------------------------------------------------------------------------------------------------
      30,000   NYS HFA (Multifamily Hsg.)                                    6.200     08/15/2012 7   08/15/2005 1           30,040
------------------------------------------------------------------------------------------------------------------------------------
      20,000   NYS HFA (Multifamily Hsg.)                                    6.250     08/15/2014 7   08/15/2005 1           20,427
------------------------------------------------------------------------------------------------------------------------------------
      35,000   NYS HFA (Multifamily Hsg.)                                    6.250     08/15/2014     08/15/2005 1           35,747
------------------------------------------------------------------------------------------------------------------------------------
      65,000   NYS HFA (Multifamily Hsg.)                                    6.250     08/15/2014     08/15/2005 1           66,390
------------------------------------------------------------------------------------------------------------------------------------
     150,000   NYS HFA (Multifamily Hsg.)                                    6.250     08/15/2023 7   08/15/2005 1          150,165
------------------------------------------------------------------------------------------------------------------------------------
     225,000   NYS HFA (Multifamily Hsg.)                                    6.250     08/15/2025     08/15/2005 1          228,517
------------------------------------------------------------------------------------------------------------------------------------
     135,000   NYS HFA (Multifamily Hsg.)                                    6.250     08/15/2027 7   08/15/2008 1          139,606
------------------------------------------------------------------------------------------------------------------------------------
      65,000   NYS HFA (Multifamily Hsg.)                                    6.300     08/15/2026     08/15/2005 1           66,559
------------------------------------------------------------------------------------------------------------------------------------
     855,000   NYS HFA (Multifamily Hsg.)                                    6.350     08/15/2023 7   08/15/2005 1          874,357
------------------------------------------------------------------------------------------------------------------------------------
     670,000   NYS HFA (Multifamily Hsg.)                                    6.450     08/15/2014 7   08/15/2005 1          670,972
------------------------------------------------------------------------------------------------------------------------------------
     995,000   NYS HFA (Multifamily Hsg.)                                    6.500     08/15/2024 7   08/15/2005 1          996,274
------------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS HFA (Multifamily Hsg.)                                    6.500     08/15/2024     08/15/2005 1           25,033
------------------------------------------------------------------------------------------------------------------------------------
     665,000   NYS HFA (Multifamily Hsg.)                                    6.625     08/15/2012     08/15/2005 1          665,878
------------------------------------------------------------------------------------------------------------------------------------
   1,620,000   NYS HFA (Multifamily Hsg.)                                    6.700     08/15/2025 7   08/15/2005 1        1,622,074
------------------------------------------------------------------------------------------------------------------------------------
     230,000   NYS HFA (Multifamily Hsg.)                                    6.850     11/01/2019 7   05/01/2005 1          234,993
------------------------------------------------------------------------------------------------------------------------------------
     295,000   NYS HFA (Multifamily Hsg.)                                    6.900     08/15/2007 7   08/15/2005 1          295,696
------------------------------------------------------------------------------------------------------------------------------------
      95,000   NYS HFA (Multifamily Hsg.)                                    6.950     08/15/2012 7   08/15/2005 1           97,066
------------------------------------------------------------------------------------------------------------------------------------
     100,000   NYS HFA (Multifamily Hsg.)                                    7.000     08/15/2012     08/15/2005 1          101,001
------------------------------------------------------------------------------------------------------------------------------------
     505,000   NYS HFA (Multifamily Hsg.)                                    7.000     08/15/2022     08/15/2005 1          512,297
------------------------------------------------------------------------------------------------------------------------------------
     350,000   NYS HFA (Multifamily Hsg.)                                    7.050     08/15/2024 7   08/15/2005 1          350,511
------------------------------------------------------------------------------------------------------------------------------------
     525,000   NYS HFA (Multifamily Hsg.)                                    7.550     11/01/2029     05/01/2005 1          527,510
------------------------------------------------------------------------------------------------------------------------------------
   2,440,000   NYS HFA (Multifamily Hsg.)                                    7.750     11/01/2020 7   05/01/2005 1        2,509,540
------------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS HFA (Nonprofit Hsg.)                                      6.200     11/01/2005     05/01/2005 1           10,089
------------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS HFA (Nonprofit Hsg.)                                      6.200     11/01/2006     05/01/2005 1           25,481
------------------------------------------------------------------------------------------------------------------------------------
      20,000   NYS HFA (Nonprofit Hsg.)                                      6.200     11/01/2007     05/01/2005 1           20,222
------------------------------------------------------------------------------------------------------------------------------------
      40,000   NYS HFA (Nonprofit Hsg.)                                      6.200     11/01/2008     05/01/2005 1           40,444
------------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS HFA (Nonprofit Hsg.)                                      6.200     11/01/2009     05/01/2005 1           10,111
------------------------------------------------------------------------------------------------------------------------------------
      65,000   NYS HFA (Nonprofit Hsg.)                                      6.200     11/01/2011     05/01/2005 1           65,727
------------------------------------------------------------------------------------------------------------------------------------
      50,000   NYS HFA (Nonprofit Hsg.)                                      6.200     11/01/2012     05/01/2005 1           50,207
------------------------------------------------------------------------------------------------------------------------------------
      15,000   NYS HFA (Nonprofit Hsg.)                                      6.200     11/01/2013     05/01/2005 1           15,251
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS HFA (Nonprofit Hsg.)                                      6.400     11/01/2005     05/01/2005 1            5,058
------------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS HFA (Nonprofit Hsg.)                                      6.400     11/01/2006     05/01/2005 1           10,111
------------------------------------------------------------------------------------------------------------------------------------
      20,000   NYS HFA (Nonprofit Hsg.)                                      6.400     11/01/2009     05/01/2005 1           20,129
------------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS HFA (Nonprofit Hsg.)                                      6.400     11/01/2010     05/01/2005 1           10,100
------------------------------------------------------------------------------------------------------------------------------------
      35,000   NYS HFA (Nonprofit Hsg.)                                      6.400     11/01/2012     05/01/2005 1           35,149
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS HFA (Nonprofit Hsg.)                                      6.400     11/01/2013     05/01/2005 1            5,156
------------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS HFA (Nonprofit Hsg.)                                      6.600     11/01/2009     05/01/2005 1           10,312
------------------------------------------------------------------------------------------------------------------------------------
       9,000   NYS HFA (Nonprofit Hsg.)                                      6.875     11/01/2010     05/01/2005 1            9,281
------------------------------------------------------------------------------------------------------------------------------------
     340,000   NYS HFA (Nonprofit Hsg.)                                      8.400     11/01/2005     05/01/2005 1          345,239
------------------------------------------------------------------------------------------------------------------------------------
     380,000   NYS HFA (Nonprofit Hsg.)                                      8.400     11/01/2006     05/01/2005 1          385,856
------------------------------------------------------------------------------------------------------------------------------------


24         |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$    405,000   NYS HFA (Nonprofit Hsg.)                                      8.400%    11/01/2007     05/01/2005 1   $      411,241
------------------------------------------------------------------------------------------------------------------------------------
     445,000   NYS HFA (Nonprofit Hsg.)                                      8.400     11/01/2008     05/01/2005 1          458,359
------------------------------------------------------------------------------------------------------------------------------------
   1,435,000   NYS HFA (NYC Health Facilities)                               6.000     05/01/2007     05/01/2007          1,500,752
------------------------------------------------------------------------------------------------------------------------------------
   4,250,000   NYS HFA (NYC Health Facilities)                               6.000     05/01/2008     05/01/2006 1        4,435,428
------------------------------------------------------------------------------------------------------------------------------------
   2,400,000   NYS HFA (Phillips Village)                                    7.750     08/15/2017     08/15/2005 1        2,454,264
------------------------------------------------------------------------------------------------------------------------------------
     160,000   NYS HFA (Service Contract)                                    5.500     09/15/2022 7   03/15/2010 1          169,264
------------------------------------------------------------------------------------------------------------------------------------
     560,000   NYS HFA (Service Contract)                                    6.000     03/15/2026     09/15/2006 1          593,208
------------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS HFA (Service Contract)                                    6.375     09/15/2015     09/15/2005 1           25,951
------------------------------------------------------------------------------------------------------------------------------------
   2,085,000   NYS HFA (Simeon Dewitt)                                       8.000     11/01/2018 7   05/01/2005 1        2,092,923
------------------------------------------------------------------------------------------------------------------------------------
      30,000   NYS HFA (Wyndham Lawn Home for Children)                      5.900     08/15/2017     02/15/2007 1           31,414
------------------------------------------------------------------------------------------------------------------------------------
      60,000   NYS HFA, Series A                                             5.800     11/01/2009     05/01/2006 1           61,878
------------------------------------------------------------------------------------------------------------------------------------
     135,000   NYS HFA, Series A                                             5.875     11/01/2010     05/01/2006 1          139,099
------------------------------------------------------------------------------------------------------------------------------------
   5,865,000   NYS HFA, Series A                                             6.100     11/01/2015 7   05/01/2008 1        6,064,821
------------------------------------------------------------------------------------------------------------------------------------
   4,885,000   NYS HFA, Series A                                             6.125     11/01/2020 7   05/01/2006 1        5,054,314
------------------------------------------------------------------------------------------------------------------------------------
      35,000   NYS LGAC                                                      5.000     04/01/2021     04/01/2008 1           36,473
------------------------------------------------------------------------------------------------------------------------------------
      50,000   NYS LGAC                                                      5.375     04/01/2016     04/01/2007 1           52,384
------------------------------------------------------------------------------------------------------------------------------------
      30,000   NYS LGAC                                                      5.375     04/01/2019     04/01/2007 1           31,586
------------------------------------------------------------------------------------------------------------------------------------
  11,415,000   NYS LGAC                                                      5.400     04/01/2015     04/01/2007 1       12,032,894
------------------------------------------------------------------------------------------------------------------------------------
     380,000   NYS LGSC (SCSB) 9                                             6.375     12/15/2009     01/22/2008 2          388,478
------------------------------------------------------------------------------------------------------------------------------------
     175,000   NYS Medcare (Brookdale Family Care Centers)                   6.375     11/15/2019     11/15/2005 1          182,116
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS Medcare (Central Suffolk Hospital)                        5.875     11/01/2005     05/01/2005 1            5,020
------------------------------------------------------------------------------------------------------------------------------------
   2,740,000   NYS Medcare (FHA Insured Mtg.)                                6.050     02/15/2015     08/15/2005 1        2,823,406
------------------------------------------------------------------------------------------------------------------------------------
      50,000   NYS Medcare (FHA Insured Mtg.)                                6.150     02/15/2035     08/15/2005 1           51,115
------------------------------------------------------------------------------------------------------------------------------------
     250,000   NYS Medcare (FHA Insured Mtg.)                                6.200     02/15/2035     08/15/2005 1          257,643
------------------------------------------------------------------------------------------------------------------------------------
     750,000   NYS Medcare (Healthcare)                                      6.350     11/01/2014 7   05/01/2005 1          789,338
------------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS Medcare (Hospital & Nursing Home)                         5.400     08/15/2033 7   08/15/2005 1           25,216
------------------------------------------------------------------------------------------------------------------------------------
      30,000   NYS Medcare (Hospital & Nursing Home) 9                       5.500     02/15/2022     08/15/2005 1           30,605
------------------------------------------------------------------------------------------------------------------------------------
      20,000   NYS Medcare (Hospital & Nursing Home)                         5.800     02/15/2007     08/15/2005 1           20,249
------------------------------------------------------------------------------------------------------------------------------------
     130,000   NYS Medcare (Hospital & Nursing Home)                         6.100     02/15/2033 7   08/15/2005 1          130,322
------------------------------------------------------------------------------------------------------------------------------------
     345,000   NYS Medcare (Hospital & Nursing Home)                         6.125     02/15/2014 7   02/15/2006 1          352,573
------------------------------------------------------------------------------------------------------------------------------------
   1,720,000   NYS Medcare (Hospital & Nursing Home)                         6.200     08/15/2013     08/15/2005 1        1,724,816
------------------------------------------------------------------------------------------------------------------------------------
   1,855,000   NYS Medcare (Hospital & Nursing Home)                         6.200     02/15/2021     08/15/2005 1        1,878,113
------------------------------------------------------------------------------------------------------------------------------------
     135,000   NYS Medcare (Hospital & Nursing Home)                         6.200     08/15/2022     08/15/2005 1          136,679
------------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS Medcare (Hospital & Nursing Home)                         6.200     08/15/2022     08/15/2005 1           25,071
------------------------------------------------------------------------------------------------------------------------------------


25         |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$     65,000   NYS Medcare (Hospital & Nursing Home)                         6.250%    02/15/2015     08/15/2005 1   $       67,051
------------------------------------------------------------------------------------------------------------------------------------
     275,000   NYS Medcare (Hospital & Nursing Home)                         6.250     02/15/2027     08/15/2005 1          279,298
------------------------------------------------------------------------------------------------------------------------------------
   1,500,000   NYS Medcare (Hospital & Nursing Home)                         6.300     08/15/2023     08/15/2005 1        1,532,670
------------------------------------------------------------------------------------------------------------------------------------
     320,000   NYS Medcare (Hospital & Nursing Home)                         7.000     08/15/2032     08/15/2005 1          330,592
------------------------------------------------------------------------------------------------------------------------------------
     740,000   NYS Medcare (Hospital & Nursing Home) 9                       7.400     11/01/2016 7   05/01/2005 1          762,496
------------------------------------------------------------------------------------------------------------------------------------
   1,085,000   NYS Medcare (Hospital & Nursing Home)                         9.375     11/01/2016 7   05/01/2005 1        1,140,064
------------------------------------------------------------------------------------------------------------------------------------
     335,000   NYS Medcare (Hospital & Nursing Home)                         10.000    11/01/2006 7   05/01/2005 1          353,492
------------------------------------------------------------------------------------------------------------------------------------
     135,000   NYS Medcare (Insured Mtg. Nursing)                            6.150     02/15/2025     08/15/2005 1          138,009
------------------------------------------------------------------------------------------------------------------------------------
   2,775,000   NYS Medcare (Long Term Health Care)                           6.400     11/01/2014 7   05/01/2005 1        2,793,398
------------------------------------------------------------------------------------------------------------------------------------
   1,915,000   NYS Medcare (Long Term Health Care)                           6.450     11/01/2014 7   05/01/2005 1        1,973,025
------------------------------------------------------------------------------------------------------------------------------------
      90,000   NYS Medcare (Long Term Health Care)                           6.700     11/01/2007     05/01/2005 1           90,305
------------------------------------------------------------------------------------------------------------------------------------
   2,230,000   NYS Medcare (Long Term Health Care)                           6.800     11/01/2014 7   05/01/2005 1        2,265,546
------------------------------------------------------------------------------------------------------------------------------------
     130,000   NYS Medcare (Long Term Health Care)                           7.100     11/01/2012 7   05/01/2005 1          130,484
------------------------------------------------------------------------------------------------------------------------------------
      65,000   NYS Medcare (Long Term Health Care)                           7.300     11/01/2005 7   05/01/2005 1           65,252
------------------------------------------------------------------------------------------------------------------------------------
     115,000   NYS Medcare (Long Term Health Care)                           7.375     11/01/2011 7   05/01/2005 1          119,060
------------------------------------------------------------------------------------------------------------------------------------
      45,000   NYS Medcare (Long Term Health Care)                           7.625     11/01/2010     05/01/2005 1           45,185
------------------------------------------------------------------------------------------------------------------------------------
      85,000   NYS Medcare (Montefiore Medical Center)                       5.700     02/15/2012     02/15/2007 1           86,913
------------------------------------------------------------------------------------------------------------------------------------
      70,000   NYS Medcare (Montefiore Medical Center)                       5.750     02/15/2015     08/15/2005 1           71,565
------------------------------------------------------------------------------------------------------------------------------------
   7,580,000   NYS Medcare (Montefiore Medical Center)                       5.750     02/15/2025 7   12/15/2005 1        7,885,171
------------------------------------------------------------------------------------------------------------------------------------
     300,000   NYS Medcare (Montefiore Medical Center)                       6.000     02/15/2035     08/15/2005 1          306,756
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS Medcare (Secured Mtg.)                                    6.375     11/15/2020     11/15/2005 1            5,221
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS Medcare (Secured Mtg.)                                    6.375     11/15/2020     11/15/2005 1            5,200
------------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS Medcare (St. James Mercy Hospital)                        6.250     02/15/2025     08/15/2005 1           25,802
------------------------------------------------------------------------------------------------------------------------------------
  11,565,000   NYS Medcare (St. Luke's Hospital)                             5.600     08/15/2013 7   08/15/2005 1       11,855,282
------------------------------------------------------------------------------------------------------------------------------------
     470,000   NYS Medcare (St. Luke's Hospital)                             5.625     08/15/2018 7   08/15/2005 1          481,445
------------------------------------------------------------------------------------------------------------------------------------
     815,000   NYS Medcare (St. Luke's Hospital)                             5.625     08/15/2018     08/15/2005 1          835,294
------------------------------------------------------------------------------------------------------------------------------------
     180,000   NYS Medcare (St. Luke's Hospital)                             5.700     02/15/2029 7   08/15/2005 1          184,518
------------------------------------------------------------------------------------------------------------------------------------
      65,000   NYS Medcare (St. Luke's Hospital)                             5.700     02/15/2029     08/15/2005 1           65,662
------------------------------------------------------------------------------------------------------------------------------------
     110,000   NYS Medcare (St. Luke's Hospital)                             5.700     02/15/2029     08/15/2005 1          111,120
------------------------------------------------------------------------------------------------------------------------------------


26         |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$    265,000   NYS Medcare (St. Peter's Hospital)                            5.375%    11/01/2020     05/01/2005 1   $      268,138
------------------------------------------------------------------------------------------------------------------------------------
     965,000   NYS Muni cipal Bond Bank Agency
               (Special Program-City of Buffalo)                             6.875     03/15/2006 7   09/15/2005 1          984,204
------------------------------------------------------------------------------------------------------------------------------------
  10,710,000   NYS Municipal Bond Bank Agency (Special School Purpose)       5.250     12/01/2019     06/01/2013 1       11,396,190
------------------------------------------------------------------------------------------------------------------------------------
   2,930,000   NYS Municipal Bond Bank Agency (Special School Purpose)       5.500     06/01/2015     06/01/2013 1        3,206,328
------------------------------------------------------------------------------------------------------------------------------------
     150,000   NYS Power Authority                                           5.500     11/15/2010     12/15/2005 1          153,008
------------------------------------------------------------------------------------------------------------------------------------
     150,000   NYS Power Authority, Series A                                 4.900     11/15/2013     12/15/2005 1          152,177
------------------------------------------------------------------------------------------------------------------------------------
      40,000   NYS Power Authority, Series A                                 5.000     11/15/2018     12/15/2005 1           40,422
------------------------------------------------------------------------------------------------------------------------------------
     100,000   NYS Power Authority, Series A                                 5.000     11/15/2019     12/15/2005 1          101,056
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYS Power Authority, Series A                                 5.300     11/15/2019     12/15/2005 1        1,016,070
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS Power Authority, Series F                                 5.500     01/01/2010     07/01/2005 5            5,294
------------------------------------------------------------------------------------------------------------------------------------
      20,000   NYS Thruway Authority                                         5.250     04/01/2015     04/01/2006 1           20,850
------------------------------------------------------------------------------------------------------------------------------------
  13,655,000   NYS Thruway Authority ROLs 9                                  5.571 14  01/01/2015     01/01/2015         13,620,863
------------------------------------------------------------------------------------------------------------------------------------
   1,015,000   NYS Thruway Authority Service Contract (Highway & Bridge)     6.000     04/01/2011     04/01/2007 1        1,091,257
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYS Thruway Authority, Series A                               5.000     04/01/2023     04/01/2014 1        1,047,600
------------------------------------------------------------------------------------------------------------------------------------
   3,500,000   NYS Thruway Authority, Series A                               5.000     03/15/2024     09/15/2014 1        3,659,565
------------------------------------------------------------------------------------------------------------------------------------
     645,000   NYS Thruway Authority, Series B                               5.000     01/01/2020 7   07/01/2005 1          652,837
------------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS Thruway Authority, Series B                               5.125     04/01/2015 7   10/01/2005 1           10,218
------------------------------------------------------------------------------------------------------------------------------------
  14,915,000   NYS Thruway Authority, Series B                               5.250     04/01/2024     04/01/2009 1       15,807,066
------------------------------------------------------------------------------------------------------------------------------------
      20,000   NYS Thruway Authority, Series C                               5.250     04/01/2015     04/01/2008 1           21,290
------------------------------------------------------------------------------------------------------------------------------------
     675,000   NYS Thruway Authority, Series E                               5.250     01/01/2015     01/01/2008 1          714,461
------------------------------------------------------------------------------------------------------------------------------------
      50,000   NYS UDC (Columbia University)                                 5.400     01/01/2015     01/01/2006 1           50,585
------------------------------------------------------------------------------------------------------------------------------------
     160,000   NYS UDC (Cornell Center)                                      6.000     01/01/2014     07/01/2005 1          164,848
------------------------------------------------------------------------------------------------------------------------------------
      30,000   NYS UDC (Correctional Facilities)                             0.000 8   01/01/2007     01/01/2007             28,386
------------------------------------------------------------------------------------------------------------------------------------
      75,000   NYS UDC (Correctional Facilities)                             5.000     01/01/2020 7   01/01/2008 1           78,112
------------------------------------------------------------------------------------------------------------------------------------
   5,000,000   NYS UDC (Correctional Facilities)                             5.875     01/01/2019     01/01/2009 5        5,532,850
------------------------------------------------------------------------------------------------------------------------------------
      30,000   NYS UDC (Higher Education Applied Tech.)                      5.625     04/01/2014     10/01/2005 1           30,378
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS UDC (Higher Education Technology Grants)                  5.750     04/01/2015     10/01/2005 1            5,112
------------------------------------------------------------------------------------------------------------------------------------
  10,000,000   NYS UDC (Personal Income Tax)                                 5.250     03/15/2034     03/15/2014 1       10,594,500
------------------------------------------------------------------------------------------------------------------------------------
   5,000,000   NYS UDC (Personal Income Tax)                                 5.500     03/15/2021     03/15/2013 1        5,596,600
------------------------------------------------------------------------------------------------------------------------------------
   1,255,000   NYS UDC (Senior Lien)                                         5.375     07/01/2022     07/01/2006 1        1,315,980
------------------------------------------------------------------------------------------------------------------------------------
  15,265,000   NYS UDC (Senior Lien)                                         5.500     07/01/2016 7   07/01/2006 1       16,037,714
------------------------------------------------------------------------------------------------------------------------------------
 106,205,000   NYS UDC (South Mall) CAB                                      0.000 8   01/01/2011     04/08/2008 2       76,735,237
------------------------------------------------------------------------------------------------------------------------------------
   1,020,000   NYS UDC (South Mall) CAB                                      0.000 8   01/01/2011     04/08/2008 2          741,387
------------------------------------------------------------------------------------------------------------------------------------
     895,000   NYS UDC (South Mall) CAB                                      0.000 8   01/01/2011     04/08/2008 2          650,531
------------------------------------------------------------------------------------------------------------------------------------
   4,000,000   NYS UDC (Subordinated Lien)                                   5.125     07/01/2020     07/01/2014 1        4,216,600
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYS UDC (Subordinated Lien)                                   5.125     07/01/2021     07/01/2014 1        1,051,820
------------------------------------------------------------------------------------------------------------------------------------
   4,535,000   NYS UDC (Subordinated Lien)                                   5.500     07/01/2016     07/01/2008 1        4,744,154
------------------------------------------------------------------------------------------------------------------------------------
   6,100,000   NYS UDC (Subordinated Lien)                                   5.500     07/01/2022 7   07/01/2008 1        6,384,443
------------------------------------------------------------------------------------------------------------------------------------


27         |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$  5,395,000   NYS UDC (Subordinated Lien)                                   5.500%    07/01/2026     07/01/2006 1   $    5,657,467
------------------------------------------------------------------------------------------------------------------------------------
   6,720,000   NYS UDC (Subordinated Lien)                                   5.600     07/01/2026 7   07/01/2008 1        7,040,611
------------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS UDC (Syracuse University Science & Technology Center)     5.500     01/01/2014     07/01/2005 1           25,057
------------------------------------------------------------------------------------------------------------------------------------
     680,000   NYS UDC (Syracuse University)                                 5.500     01/01/2014     07/01/2005 1          681,714
------------------------------------------------------------------------------------------------------------------------------------
     215,000   NYS UDC, Series A                                             5.500     04/01/2016 7   04/01/2006 1          224,770
------------------------------------------------------------------------------------------------------------------------------------
   4,070,000   NYS UDC, Series A                                             5.500     04/01/2019     04/01/2006 1        4,253,272
------------------------------------------------------------------------------------------------------------------------------------
     975,000   Oneida County IDA (Bonide Products)                           5.750     11/01/2007     08/17/2006 2          970,847
------------------------------------------------------------------------------------------------------------------------------------
   2,285,000   Oneida County IDA (Faxton Hospital)                           6.625     01/01/2015 7   01/01/2010 1        2,549,877
------------------------------------------------------------------------------------------------------------------------------------
     600,000   Oneida County IDA (Presbyterian Home)                         6.100     06/01/2020     06/01/2010 1          648,396
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Oneida County IDA (Presbyterian Home)                         6.250     06/01/2015     06/01/2010 1        1,091,520
------------------------------------------------------------------------------------------------------------------------------------
   3,895,000   Oneida Healthcare Corp.                                       5.500     02/01/2016 7   02/01/2011 1        4,154,680
------------------------------------------------------------------------------------------------------------------------------------
      50,000   Oneida Healthcare Corp. (Oneida Health Systems)               5.300     02/01/2021     02/01/2011 1           52,397
------------------------------------------------------------------------------------------------------------------------------------
     155,000   Oneida-Herkimer SWMA                                          6.750     04/01/2014 7   10/01/2005 1          155,577
------------------------------------------------------------------------------------------------------------------------------------
     210,000   Onondaga County IDA (Coltec Industries)                       7.250     06/01/2008 7   06/01/2005 1          214,221
------------------------------------------------------------------------------------------------------------------------------------
     365,000   Onondaga County IDA (Coltec Industries)                       9.875     10/01/2010     10/01/2005 1          383,396
------------------------------------------------------------------------------------------------------------------------------------
   2,605,000   Onondaga County IDA (Le Moyne College)                        5.000     12/01/2012     07/22/2010 4        2,709,408
------------------------------------------------------------------------------------------------------------------------------------
     920,000   Onondaga County IDA (Le Moyne College)                        5.500     03/01/2014     03/01/2009 1          960,287
------------------------------------------------------------------------------------------------------------------------------------
   8,700,000   Onondaga County Res Rec                                       5.000     05/01/2006     11/02/2005 2        8,667,984
------------------------------------------------------------------------------------------------------------------------------------
  26,615,000   Onondaga County Res Rec                                       5.000     05/01/2010     08/24/2008 2       25,457,780
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Orange County GO                                              5.125     09/01/2019     09/01/2007 1        1,053,710
------------------------------------------------------------------------------------------------------------------------------------
     125,000   Orange County IDA (Adult Homes at Erie Station)               6.000     08/01/2011     10/25/2008 2          127,550
------------------------------------------------------------------------------------------------------------------------------------
    210,000   Orange County IDA (Glen Arden)                                 5.350     01/01/2007     01/01/2007            207,845
------------------------------------------------------------------------------------------------------------------------------------
     230,000   Orange County IDA (Glen Arden)                                5.400     01/01/2008     01/01/2008            225,729
------------------------------------------------------------------------------------------------------------------------------------
      40,000   Orange County IDA (Mental Health)                             6.000     05/01/2008     05/01/2006 1           41,806
------------------------------------------------------------------------------------------------------------------------------------
      60,000   Orange County IDA (Mental Health)                             6.125     05/01/2016 7   05/01/2008 1           62,119
------------------------------------------------------------------------------------------------------------------------------------
   5,065,000   Orange County IDA (St. Luke's Cornwall
               Hospital Obligated Group)                                     6.000     12/01/2016 7   12/01/2011 1        5,663,480
------------------------------------------------------------------------------------------------------------------------------------
   1,920,000   Orange County IDA (St. Luke's Cornwall
               Hospital Obligated Group)                                     6.000     12/01/2016 7   12/01/2011 1        2,146,867
------------------------------------------------------------------------------------------------------------------------------------
     250,000   Oswego County IDA (Seneca Hill Manor)                         5.650     08/01/2037     08/01/2007 1          267,545
------------------------------------------------------------------------------------------------------------------------------------
     575,000   Otsego County IDA (Mary Imogene Bassett Hospital)             5.350     11/01/2020     11/01/2008 1          614,589
------------------------------------------------------------------------------------------------------------------------------------
      50,000   Philadelphia, NY GO                                           7.500     12/15/2009     12/15/2009             58,396
------------------------------------------------------------------------------------------------------------------------------------
  21,985,000   Port Authority NY/NJ (Delta Air Lines)                        6.950     06/01/2008     06/01/2008         22,007,645
------------------------------------------------------------------------------------------------------------------------------------
  59,910,000   Port Authority NY/NJ (JFK International Air Terminal)         5.750     12/01/2022 7   12/01/2007 1       64,426,615
------------------------------------------------------------------------------------------------------------------------------------


28         |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$ 17,245,000   Port Authority NY/NJ (JFK International Air Terminal)         5.750%    12/01/2025     12/01/2007 1   $   18,230,552
------------------------------------------------------------------------------------------------------------------------------------
  28,990,000   Port Authority NY/NJ (JFK International Air Terminal)         5.900     12/01/2017 7   12/01/2007 1       31,331,812
------------------------------------------------------------------------------------------------------------------------------------
   5,955,000   Port Authority NY/NJ (JFK International Air Terminal)         6.250     12/01/2010     12/01/2010          6,642,326
------------------------------------------------------------------------------------------------------------------------------------
  14,775,000   Port Authority NY/NJ (KIAC)                                   6.750     10/01/2011     10/01/2006 1       15,575,510
------------------------------------------------------------------------------------------------------------------------------------
  21,900,000   Port Authority NY/NJ (KIAC)                                   6.750     10/01/2019 7   10/01/2008 1       23,212,248
------------------------------------------------------------------------------------------------------------------------------------
   9,300,000   Port Authority NY/NJ (KIAC)                                   7.000     10/01/2007     10/14/2006 2        9,803,502
------------------------------------------------------------------------------------------------------------------------------------
   9,175,000   Port Authority NY/NJ RITES 9                                  9.950 14  06/01/2012     06/01/2012         11,818,685
------------------------------------------------------------------------------------------------------------------------------------
     900,000   Port Authority NY/NJ, 95th Series                             5.500     09/01/2012     03/01/2006 1          928,035
------------------------------------------------------------------------------------------------------------------------------------
     245,000   Port Authority NY/NJ, 99th Series                             5.750     11/01/2014     05/01/2005 1          248,036
------------------------------------------------------------------------------------------------------------------------------------
      15,000   Port Authority NY/NJ, 99th Series                             5.750     05/01/2015     05/01/2005             15,181
------------------------------------------------------------------------------------------------------------------------------------
   7,665,000   Port Authority NY/NJ, 99th Series                             5.900     11/01/2011     05/01/2005 1        7,761,042
------------------------------------------------------------------------------------------------------------------------------------
      20,000   Port Authority NY/NJ, 100th Series                            5.625     12/15/2010     06/15/2005 1           20,327
------------------------------------------------------------------------------------------------------------------------------------
      25,000   Port Authority NY/NJ, 100th Series                            5.750     12/15/2015     06/15/2005 1           25,400
------------------------------------------------------------------------------------------------------------------------------------
      25,000   Port Authority NY/NJ, 100th Series                            5.750     12/15/2020     06/15/2005 1           25,396
------------------------------------------------------------------------------------------------------------------------------------
      65,000   Port Authority NY/NJ, 100th Series                            5.750     12/15/2020     06/15/2005 1           66,022
------------------------------------------------------------------------------------------------------------------------------------
      75,000   Port Authority NY/NJ, 100th Series                            5.750     06/15/2030     06/15/2005 1           76,152
------------------------------------------------------------------------------------------------------------------------------------
  10,915,000   Port Authority NY/NJ, 100th Series                            5.750     06/15/2030     06/15/2005 1       11,087,675
------------------------------------------------------------------------------------------------------------------------------------
      90,000   Port Authority NY/NJ, 100th Series                            5.750     06/15/2030     06/15/2005 1           91,424
------------------------------------------------------------------------------------------------------------------------------------
     135,000   Port Authority NY/NJ, 100th Series                            5.750     06/15/2030     06/15/2005 1          137,136
------------------------------------------------------------------------------------------------------------------------------------
      25,000   Port Authority NY/NJ, 101st Series                            5.750     09/15/2012     09/15/2005 1           25,563
------------------------------------------------------------------------------------------------------------------------------------
   6,500,000   Port Authority NY/NJ, 101st Series                            5.750     09/15/2014     09/15/2005          6,646,380
------------------------------------------------------------------------------------------------------------------------------------
     300,000   Port Authority NY/NJ, 101st Series                            5.750     09/15/2015     09/15/2005 1          306,444
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Port Authority NY/NJ, 104th Series                            5.200     07/15/2017     01/15/2006 1        1,027,220
------------------------------------------------------------------------------------------------------------------------------------
      25,000   Port Authority NY/NJ, 105th Series                            5.500     09/01/2011     03/01/2006 1           25,779
------------------------------------------------------------------------------------------------------------------------------------
   6,750,000   Port Authority NY/NJ, 105th Series                            5.500     09/01/2013     03/01/2006          6,960,263
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Port Authority NY/NJ, 105th Series                            6.250     09/01/2006     03/01/2006 1        2,081,600
------------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Port Authority NY/NJ, 106th Series                            6.000     07/01/2014     07/01/2006 1        3,127,200
------------------------------------------------------------------------------------------------------------------------------------
      30,000   Port Authority NY/NJ, 106th Series                            6.000     07/01/2015     07/01/2006 1           31,420
------------------------------------------------------------------------------------------------------------------------------------
   3,455,000   Port Authority NY/NJ, 107th Series                            5.250     10/15/2012     10/15/2006 1        3,582,006
------------------------------------------------------------------------------------------------------------------------------------
      50,000   Port Authority NY/NJ, 107th Series                            5.375     10/15/2013     10/15/2006 1           51,931
------------------------------------------------------------------------------------------------------------------------------------
      10,000   Port Authority NY/NJ, 107th Series                            5.375     10/15/2014     10/15/2006 1           10,386
------------------------------------------------------------------------------------------------------------------------------------
      10,000   Port Authority NY/NJ, 107th Series                            5.375     10/15/2016     10/15/2006 1           10,389
------------------------------------------------------------------------------------------------------------------------------------
      25,000   Port Authority NY/NJ, 107th Series                            5.375     10/15/2016     10/15/2006 1           25,935
------------------------------------------------------------------------------------------------------------------------------------
      50,000   Port Authority NY/NJ, 108th Series                            5.400     07/15/2010     01/15/2007 1           52,145
------------------------------------------------------------------------------------------------------------------------------------
      10,000   Port Authority NY/NJ, 108th Series                            5.400     07/15/2012     01/15/2007 1           10,429
------------------------------------------------------------------------------------------------------------------------------------
     175,000   Port Authority NY/NJ, 108th Series                            5.500     07/15/2013     01/15/2007 1          182,933
------------------------------------------------------------------------------------------------------------------------------------
     250,000   Port Authority NY/NJ, 109th Series                            5.375     07/15/2027     01/15/2007 1          261,320
------------------------------------------------------------------------------------------------------------------------------------
     135,000   Port Authority NY/NJ, 109th Series                            5.375     01/15/2032     01/15/2007 1          140,873
------------------------------------------------------------------------------------------------------------------------------------
      50,000   Port Authority NY/NJ, 110th Series                            5.300     07/01/2016     07/01/2007             52,054
------------------------------------------------------------------------------------------------------------------------------------
      65,000   Port Authority NY/NJ, 110th Series                            5.375     07/01/2017     07/01/2007 1           67,731
------------------------------------------------------------------------------------------------------------------------------------
     225,000   Port Authority NY/NJ, 111th Series                            5.000     10/01/2022 7   10/01/2007 1          232,286
------------------------------------------------------------------------------------------------------------------------------------


29         |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$     20,000   Port Authority NY/NJ, 112th Series                            5.000%    12/01/2010     06/01/2005 1   $       20,269
------------------------------------------------------------------------------------------------------------------------------------
      90,000   Port Authority NY/NJ, 112th Series                            5.000     12/01/2017     06/01/2005 1           91,118
------------------------------------------------------------------------------------------------------------------------------------
      30,000   Port Authority NY/NJ, 112th Series                            5.000     06/01/2018 7   06/02/2007 1           30,373
------------------------------------------------------------------------------------------------------------------------------------
     150,000   Port Authority NY/NJ, 112th Series                            5.250     12/01/2012     06/01/2005 1          152,084
------------------------------------------------------------------------------------------------------------------------------------
      50,000   Port Authority NY/NJ, 112th Series                            5.250%    12/01/2013     06/01/2005 1           50,695
------------------------------------------------------------------------------------------------------------------------------------
   2,100,000   Port Authority NY/NJ, 112th Series                            5.250     12/01/2013     06/01/2005 1        2,128,644
------------------------------------------------------------------------------------------------------------------------------------
     235,000   Port Authority NY/NJ, 114th Series                            5.500     08/01/2013     08/01/2005 1          239,420
------------------------------------------------------------------------------------------------------------------------------------
      25,000   Port Authority NY/NJ, 116th Series                            5.250     10/01/2015     11/01/2005 1           25,584
------------------------------------------------------------------------------------------------------------------------------------
  10,000,000   Port Authority NY/NJ, 119th Series                            5.250     09/15/2012     09/15/2006 1       10,377,500
------------------------------------------------------------------------------------------------------------------------------------
   7,250,000   Port Authority NY/NJ, 119th Series                            5.500     09/15/2016     09/15/2006 1        7,553,920
------------------------------------------------------------------------------------------------------------------------------------
     200,000   Port Authority NY/NJ, 119th Series                            5.500     09/15/2017     09/15/2006 1          208,384
------------------------------------------------------------------------------------------------------------------------------------
     250,000   Port Authority NY/NJ, 119th Series                            5.500     09/15/2019     09/15/2006 1          260,480
------------------------------------------------------------------------------------------------------------------------------------
     925,000   Port Authority NY/NJ, 121st Series                            5.125     10/15/2030     10/15/2007 1          955,562
------------------------------------------------------------------------------------------------------------------------------------
      30,000   Port Authority NY/NJ, 122nd Series                            5.000     07/15/2020     07/15/2010 1           30,619
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Port Authority NY/NJ, 122th Series                            5.500     07/15/2011     07/15/2008 1        2,120,580
------------------------------------------------------------------------------------------------------------------------------------
  13,620,000   Port Authority NY/NJ, 122th Series                            5.500     07/15/2014     07/15/2008 1       14,462,942
------------------------------------------------------------------------------------------------------------------------------------
  14,315,000   Port Authority NY/NJ, 122th Series                            5.500     07/15/2015     07/15/2008 1       15,198,236
------------------------------------------------------------------------------------------------------------------------------------
      10,000   Port Authority NY/NJ, 124th Series                            4.800     08/01/2018     08/02/2008 1           10,124
------------------------------------------------------------------------------------------------------------------------------------
   1,500,000   Port Authority NY/NJ, 131st Series                            5.000     12/15/2020     06/15/2013 1        1,553,895
------------------------------------------------------------------------------------------------------------------------------------
      15,000   Port Chester IDA (Nadel Industries)                           6.750     02/01/2006     08/08/2005 2           15,390
------------------------------------------------------------------------------------------------------------------------------------
      25,000   Port Chester IDA (Nadel Industries)                           7.000     02/01/2016     02/01/2008 5           26,991
------------------------------------------------------------------------------------------------------------------------------------
   1,600,000   Poughkeepsie IDA (Eastman & Bixby Redevelopment Corp.)        5.900     08/01/2020     08/01/2010 1        1,702,096
------------------------------------------------------------------------------------------------------------------------------------
     620,000   Putnam County IDA (Brewster Plastics)                         7.375     12/01/2008     07/01/2007 2          621,600
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Rensselaer County IDA (Franciscan Heights)                    5.375     12/01/2025     12/01/2014 1        1,043,590
------------------------------------------------------------------------------------------------------------------------------------
      50,000   Rensselaer County IDA (Polytechnic Institute)                 5.500     08/01/2022     08/01/2009             52,549
------------------------------------------------------------------------------------------------------------------------------------
   3,780,000   Rensselaer County Tobacco Asset Securitization Corp.          5.200     06/01/2025     03/10/2010 2        3,701,603
------------------------------------------------------------------------------------------------------------------------------------
   1,490,000   Rensselaer County Tobacco Asset Securitization Corp. 9        5.750     06/01/2043     12/09/2024 2        1,486,424
------------------------------------------------------------------------------------------------------------------------------------
     120,000   Rensselaer Hsg. Authority (Renwyck)                           7.650     01/01/2011     07/01/2005 1          121,423
------------------------------------------------------------------------------------------------------------------------------------
      60,000   Rensselaer Municipal Leasing Corp.
               (Rensselaer County Nursing Home)                              6.900     06/01/2024     06/01/2006 1           60,771
------------------------------------------------------------------------------------------------------------------------------------
   1,700,000   Riverhead HDC (Riverpointe Apartments)                        5.850     08/01/2010     11/06/2008 4        1,706,613
------------------------------------------------------------------------------------------------------------------------------------
     275,000   Rochester Hsg. Authority (Crossroads Apartments)              7.300     07/01/2005     07/01/2005 2          275,726
------------------------------------------------------------------------------------------------------------------------------------
   6,000,000   Rochester Hsg. Authority (Crossroads Apartments)              7.700     01/01/2017 7   01/01/2006 1        6,206,700
------------------------------------------------------------------------------------------------------------------------------------
     400,000   Rochester Hsg. Authority (Stonewood Village)                  5.900     09/01/2009     10/09/2007 2          380,232
------------------------------------------------------------------------------------------------------------------------------------
  11,940,000   Rockland County Tobacco Asset Securitization Corp.            5.500     08/15/2025     06/12/2012 2       11,809,376
------------------------------------------------------------------------------------------------------------------------------------
     245,000   Rockland Gardens Hsg. Corp.                                  10.500     05/01/2011     05/01/2005 1          245,897
------------------------------------------------------------------------------------------------------------------------------------


30         |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$     80,000   Rome HDC, Series A                                            6.250%    01/01/2024     07/01/2008 1   $       84,916
------------------------------------------------------------------------------------------------------------------------------------
     265,000   Rome Hsg. Corp.                                               7.000     01/01/2026 7   07/01/2005 1          265,350
------------------------------------------------------------------------------------------------------------------------------------
     225,000   Roxbury CSD GO                                                6.400     06/15/2010     06/15/2005 1          230,616
------------------------------------------------------------------------------------------------------------------------------------
     235,000   Roxbury CSD GO                                                6.400     06/15/2011     06/15/2005 1          240,741
------------------------------------------------------------------------------------------------------------------------------------
  32,000,000   Sales Tax Asset Receivables Corp., Series A                   5.250     10/15/2027     10/15/2014 1       34,526,400
------------------------------------------------------------------------------------------------------------------------------------
     500,000   Saratoga County IDA (Saratoga Hospital)                       5.000     12/01/2014     12/01/2014            515,750
------------------------------------------------------------------------------------------------------------------------------------
   1,725,000   Saratoga County IDA (Saratoga Hospital/Saratoga
               Care/Benedict Community Health Center)                        5.750     12/01/2023     12/01/2005 1        1,769,954
------------------------------------------------------------------------------------------------------------------------------------
   6,540,000   Saratoga County IDA (Saratoga Hospital/Saratoga
               Care/Benedict Community Health Center)                        5.750     12/01/2033     12/01/2005 1        6,706,443
------------------------------------------------------------------------------------------------------------------------------------
     530,000   Saratoga County IDA (Saratoga Sheraton)                       6.750     12/31/2007     06/01/2006 1          532,200
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Schenectady Tax Anticipation Notes                            5.900     12/30/2005     05/27/2005          1,998,480
------------------------------------------------------------------------------------------------------------------------------------
      25,000   Scotia GO                                                     6.100     01/15/2012     07/15/2005 1           25,238
------------------------------------------------------------------------------------------------------------------------------------
   1,445,000   SONYMA, Series 24                                             5.875     10/01/2015     07/01/2010 1        1,525,472
------------------------------------------------------------------------------------------------------------------------------------
   3,600,000   SONYMA, Series 27                                             5.800     10/01/2020 7   04/01/2010 1        3,747,744
------------------------------------------------------------------------------------------------------------------------------------
     130,000   SONYMA, Series 27                                             5.875     04/01/2030 7   04/01/2010 1          136,172
------------------------------------------------------------------------------------------------------------------------------------
   8,125,000   SONYMA, Series 29                                             5.400     10/01/2022 7   10/01/2010 1        8,420,506
------------------------------------------------------------------------------------------------------------------------------------
     400,000   SONYMA, Series 31                                             5.200     10/01/2021     04/01/2011 1          410,080
------------------------------------------------------------------------------------------------------------------------------------
     285,000   SONYMA, Series 49                                             5.800     10/01/2013     06/29/2005 1          291,669
------------------------------------------------------------------------------------------------------------------------------------
      25,000   SONYMA, Series 49                                             5.850     10/01/2017     06/29/2005 1           25,632
------------------------------------------------------------------------------------------------------------------------------------
     250,000   SONYMA, Series 53                                             5.750     10/01/2011 7   01/04/2008 1          257,975
------------------------------------------------------------------------------------------------------------------------------------
      70,000   SONYMA, Series 53                                             5.900     10/01/2017     01/04/2006 1           71,935
------------------------------------------------------------------------------------------------------------------------------------
      80,000   SONYMA, Series 55                                             5.950     10/01/2017 7   04/01/2006 1           82,690
------------------------------------------------------------------------------------------------------------------------------------
      25,000   SONYMA, Series 64                                             5.800     10/01/2017     04/01/2007 1           26,189
------------------------------------------------------------------------------------------------------------------------------------
     235,000   SONYMA, Series 64                                             5.900     10/01/2027 7   04/01/2009 1          243,476
------------------------------------------------------------------------------------------------------------------------------------
     150,000   SONYMA, Series 66                                             5.600     10/01/2017     07/01/2007 1          157,298
------------------------------------------------------------------------------------------------------------------------------------
     100,000   SONYMA, Series 67                                             5.600     10/01/2014 7   09/01/2009 1          104,010
------------------------------------------------------------------------------------------------------------------------------------
   1,065,000   SONYMA, Series 67                                             5.700     10/01/2017 7   09/01/2007 1        1,092,392
------------------------------------------------------------------------------------------------------------------------------------
     200,000   SONYMA, Series 67                                             5.800     10/01/2028 7   09/01/2008 1          206,502
------------------------------------------------------------------------------------------------------------------------------------
      40,000   SONYMA, Series 67                                             5.800     10/01/2028     09/01/2007 1           40,895
------------------------------------------------------------------------------------------------------------------------------------
     845,000   SONYMA, Series 70                                             5.375     10/01/2017 7   03/01/2010 1          879,442
------------------------------------------------------------------------------------------------------------------------------------
     190,000   SONYMA, Series 73-B                                           5.450     10/01/2024 7   09/30/2011 1          192,341
------------------------------------------------------------------------------------------------------------------------------------
      20,000   SONYMA, Series 77                                             5.900     04/01/2013     11/23/2009 1           20,554
------------------------------------------------------------------------------------------------------------------------------------
     165,000   SONYMA, Series 80                                             5.100     10/01/2017 7   03/01/2009 1          171,745
------------------------------------------------------------------------------------------------------------------------------------
   5,350,000   SONYMA, Series 82                                             5.550     10/01/2019 7   10/01/2009 1        5,574,112
------------------------------------------------------------------------------------------------------------------------------------
  25,000,000   SONYMA, Series 83                                             5.450     04/01/2018 7   10/01/2009 1       26,290,250
------------------------------------------------------------------------------------------------------------------------------------
      45,000   SONYMA, Series 83                                             5.550     10/01/2027     10/01/2009 1           46,307
------------------------------------------------------------------------------------------------------------------------------------
     120,000   SONYMA, Series 84                                             5.900     04/01/2022 7   09/01/2009 1          123,154
------------------------------------------------------------------------------------------------------------------------------------
   6,180,000   SONYMA, Series 84                                             5.950     04/01/2030 7   09/01/2009 1        6,404,581
------------------------------------------------------------------------------------------------------------------------------------


31         |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$    100,000   SONYMA, Series 91                                             5.300%    10/01/2009     07/01/2009 1   $      104,269
------------------------------------------------------------------------------------------------------------------------------------
     150,000   SONYMA, Series 91                                             5.750     04/01/2012     10/01/2009 1          154,910
------------------------------------------------------------------------------------------------------------------------------------
  19,810,000   SONYMA, Series 94                                             5.900     10/01/2030 7   04/01/2010 1       20,575,062
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000   SONYMA, Series 95                                             5.500     10/01/2017 7   04/01/2010 1        2,116,160
------------------------------------------------------------------------------------------------------------------------------------
   6,100,000   SONYMA, Series 97                                             5.400     10/01/2021 7   04/01/2011 1        6,354,980
------------------------------------------------------------------------------------------------------------------------------------
     625,000   SONYMA, Series 98                                             5.050     10/01/2017     04/01/2011 1          651,506
------------------------------------------------------------------------------------------------------------------------------------
     810,000   SONYMA, Series 101                                            5.000     10/01/2018     10/01/2011 1          831,919
------------------------------------------------------------------------------------------------------------------------------------
      75,000   Springville HDC (Springbrook)                                 5.950     01/01/2010     10/31/2007 4           75,899
------------------------------------------------------------------------------------------------------------------------------------
     480,000   St. Lawrence County IDA (PACES)                               5.875     06/30/2007     07/15/2006 2          474,307
------------------------------------------------------------------------------------------------------------------------------------
     230,000   Suffolk County IDA (ACLD)                                     5.750     03/01/2006     09/03/2005 2          230,127
------------------------------------------------------------------------------------------------------------------------------------
     895,000   Suffolk County IDA (ALIA-CCDRCA)                              7.000     06/01/2016     06/01/2011 1          959,726
------------------------------------------------------------------------------------------------------------------------------------
   1,080,000   Suffolk County IDA (ALIA-FREE)                                7.000     06/01/2016     06/01/2011 1        1,158,106
------------------------------------------------------------------------------------------------------------------------------------
     940,000   Suffolk County IDA (ALIA-IGHL)                                6.500     12/01/2013     05/07/2010 2          968,792
------------------------------------------------------------------------------------------------------------------------------------
     510,000   Suffolk County IDA (ALIA-WORCA)                               7.000     06/01/2016     06/01/2011 1          546,883
------------------------------------------------------------------------------------------------------------------------------------
      25,000   Suffolk County IDA (Dowling College)                          6.400     12/01/2005     12/01/2005             25,172
------------------------------------------------------------------------------------------------------------------------------------
     240,000   Suffolk County IDA (Dowling College)                          6.500     12/01/2006     12/01/2006            243,672
------------------------------------------------------------------------------------------------------------------------------------
      50,000   Suffolk County IDA (Dowling College)                          6.625     06/01/2024     06/01/2006 1           50,014
------------------------------------------------------------------------------------------------------------------------------------
     550,000   Suffolk County IDA (Family Residences), Series A              6.375     12/01/2018     10/20/2012 2          571,313
------------------------------------------------------------------------------------------------------------------------------------
   3,605,000   Suffolk County IDA (Family Residences), Series A              6.375     12/01/2018     06/12/2013 2        3,744,694
------------------------------------------------------------------------------------------------------------------------------------
   1,125,000   Suffolk County IDA (Huntington First Aid Squad)               6.025     11/01/2008     12/15/2006 2        1,158,300
------------------------------------------------------------------------------------------------------------------------------------
     735,000   Suffolk County IDA (L.I. Network Community Services)          7.000     02/01/2014     02/01/2010 2          748,502
------------------------------------------------------------------------------------------------------------------------------------
     290,000   Suffolk County IDA (Mattituck-Laurel Library)                 6.000     09/01/2019 7   09/01/2010 1          327,500
------------------------------------------------------------------------------------------------------------------------------------
      50,000   Suffolk County IDA (Nissequogue Cogeneration Partners)        4.875     01/01/2008     02/11/2007 2           50,976
------------------------------------------------------------------------------------------------------------------------------------
     165,000   Suffolk County IDA (Peconic Landing Retirement Home)          7.000     10/01/2030     10/01/2005 3          165,672
------------------------------------------------------------------------------------------------------------------------------------
     920,000   Suffolk County IDA (Pederson-Krag Center)                     6.400     02/01/2015     01/23/2011 2          905,565
------------------------------------------------------------------------------------------------------------------------------------
     100,000   Suffolk County Water Authority                                5.750     06/01/2010     06/01/2005 1          109,644
------------------------------------------------------------------------------------------------------------------------------------
      30,000   Sullivan County GO                                            5.100     03/15/2011     09/15/2005 1           30,065
------------------------------------------------------------------------------------------------------------------------------------
   6,750,000   Sullivan County IDA (Center for Discovery)                    6.375     02/01/2020     07/28/2014 2        6,656,580
------------------------------------------------------------------------------------------------------------------------------------
     175,000   Syracuse IDA (Crouse Irving Companies)                        5.250     01/01/2017     01/01/2010 1          179,454
------------------------------------------------------------------------------------------------------------------------------------
   1,730,000   Syracuse IDA (Crouse Irving Health Hospital)                  5.125     01/01/2009     07/25/2007 2        1,446,107
------------------------------------------------------------------------------------------------------------------------------------
     765,000   Syracuse IDA (One Center Armory Garage)                       6.750     12/01/2017     06/01/2005 1          794,682
------------------------------------------------------------------------------------------------------------------------------------
     855,000   Syracuse SCHC (East Hill Village Apartments)                  6.125     11/01/2010     04/18/2008 2          837,199
------------------------------------------------------------------------------------------------------------------------------------


32         |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$    275,000   Tobacco Settlement Financing Corp. (TASC)                     5.000%    06/01/2009     06/01/2005 1   $      275,525
------------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Tobacco Settlement Financing Corp. (TASC)                     5.250     06/01/2012     06/01/2006 1        3,083,850
------------------------------------------------------------------------------------------------------------------------------------
  11,905,000   Tobacco Settlement Financing Corp. (TASC)                     5.250     06/01/2013     06/01/2008 1       12,628,348
------------------------------------------------------------------------------------------------------------------------------------
   4,420,000   Tobacco Settlement Financing Corp. (TASC)                     5.250     06/01/2013     06/01/2008 1        4,709,156
------------------------------------------------------------------------------------------------------------------------------------
   2,220,000   Tobacco Settlement Financing Corp. (TASC)                     5.250     06/01/2021     06/01/2013 1        2,367,763
------------------------------------------------------------------------------------------------------------------------------------
  23,195,000   Tobacco Settlement Financing Corp. (TASC)                     5.500     06/01/2010     06/01/2005 1       23,299,146
------------------------------------------------------------------------------------------------------------------------------------
  19,550,000   Tobacco Settlement Financing Corp. (TASC)                     5.500     06/01/2014     06/01/2009 1       21,119,670
------------------------------------------------------------------------------------------------------------------------------------
   8,250,000   Tobacco Settlement Financing Corp. (TASC)                     5.500     06/01/2015     06/01/2010 1        9,041,670
------------------------------------------------------------------------------------------------------------------------------------
  11,900,000   Tobacco Settlement Financing Corp. (TASC)                     5.500     06/01/2016     06/01/2008 1       12,837,363
------------------------------------------------------------------------------------------------------------------------------------
   5,020,000   Tobacco Settlement Financing Corp. (TASC)                     5.500     06/01/2017     06/01/2011 1        5,454,782
------------------------------------------------------------------------------------------------------------------------------------
  21,000,000   Tobacco Settlement Financing Corp. (TASC)                     5.500     06/01/2018     06/01/2012 1       23,006,340
------------------------------------------------------------------------------------------------------------------------------------
  20,500,000   Tobacco Settlement Financing Corp. (TASC)                     5.500     06/01/2019     06/01/2013 1       22,540,775
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Tobacco Settlement Financing Corp. (TASC)                     5.500     06/01/2020     06/01/2013 1        1,087,950
------------------------------------------------------------------------------------------------------------------------------------
  18,395,000   Tobacco Settlement Financing Corp. (TASC)                     5.500     06/01/2021     06/01/2013 1       19,946,618
------------------------------------------------------------------------------------------------------------------------------------
  14,965,000   Tobacco Settlement Financing Corp. (TASC)                     5.500     06/01/2022     06/01/2013 1       16,131,073
------------------------------------------------------------------------------------------------------------------------------------
     900,000   Tompkins County IDA (Kendall at Ithaca)                       5.750     07/01/2018     07/01/2008 1          926,190
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Tompkins County IDA (Kendall at Ithaca)                       6.000     07/01/2024     07/01/2008 1        2,072,480
------------------------------------------------------------------------------------------------------------------------------------
      35,000   Tompkins Health Care Corp. (Reconstruction Home)              5.875     02/01/2033     08/01/2005 1           35,328
------------------------------------------------------------------------------------------------------------------------------------
     280,000   Tompkins Health Care Corp. (Reconstruction Home)             10.800     02/01/2028 7   08/01/2005 1          317,156
------------------------------------------------------------------------------------------------------------------------------------
   2,410,000   Tonawanda HDC (Tonawanda Towers)                              6.150     10/01/2011     10/01/2007 1        2,534,452
------------------------------------------------------------------------------------------------------------------------------------
      40,000   Triborough Bridge & Tunnel Authority                          5.000     01/01/2024     01/01/2006             40,672
------------------------------------------------------------------------------------------------------------------------------------
     400,000   Triborough Bridge & Tunnel Authority, Series A                5.000     01/01/2024     07/01/2005 5          406,720
------------------------------------------------------------------------------------------------------------------------------------
     580,000   TSASC, Inc. (TFABs)                                           3.750     07/15/2008     07/15/2008            577,228
------------------------------------------------------------------------------------------------------------------------------------
      80,000   TSASC, Inc. (TFABs)                                           4.000     07/15/2009     07/15/2009             79,669
------------------------------------------------------------------------------------------------------------------------------------
      45,000   TSASC, Inc. (TFABs)                                           4.250     07/15/2010     07/15/2010             44,672
------------------------------------------------------------------------------------------------------------------------------------
      60,000   TSASC, Inc. (TFABs)                                           4.500     07/15/2012     07/15/2012             59,227
------------------------------------------------------------------------------------------------------------------------------------
      75,000   TSASC, Inc. (TFABs)                                           5.000     07/15/2014     07/15/2012 1           76,999
------------------------------------------------------------------------------------------------------------------------------------
   2,325,000   TSASC, Inc. (TFABs)                                           5.250     07/15/2011     07/15/2005 6        2,363,386
------------------------------------------------------------------------------------------------------------------------------------
     430,000   TSASC, Inc. (TFABs)                                           5.250     07/15/2011     07/15/2011            446,151
------------------------------------------------------------------------------------------------------------------------------------


33         |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$  2,150,000   TSASC, Inc. (TFABs)                                           5.375%    07/15/2011     07/15/2006 6   $    2,193,344
------------------------------------------------------------------------------------------------------------------------------------
   2,440,000   TSASC, Inc. (TFABs)                                           5.375     07/15/2012     07/15/2006 6        2,492,728
------------------------------------------------------------------------------------------------------------------------------------
     225,000   TSASC, Inc. (TFABs)                                           5.400     07/15/2012     07/15/2007 6          231,530
------------------------------------------------------------------------------------------------------------------------------------
   2,825,000   TSASC, Inc. (TFABs)                                           5.500     07/15/2013     07/15/2007 6        2,910,767
------------------------------------------------------------------------------------------------------------------------------------
     345,000   TSASC, Inc. (TFABs)                                           5.500     07/15/2013     07/15/2008 6          357,199
------------------------------------------------------------------------------------------------------------------------------------
     740,000   TSASC, Inc. (TFABs)                                           5.500     07/15/2013     07/15/2012 1          770,791
------------------------------------------------------------------------------------------------------------------------------------
  44,175,000   TSASC, Inc. (TFABs)                                           5.500     07/15/2024     07/15/2012 1       45,222,389
------------------------------------------------------------------------------------------------------------------------------------
     315,000   TSASC, Inc. (TFABs)                                           5.600     07/15/2014     07/15/2008 6          326,510
------------------------------------------------------------------------------------------------------------------------------------
   5,315,000   TSASC, Inc. (TFABs)                                           5.700     07/15/2014     07/15/2009 4        5,612,215
------------------------------------------------------------------------------------------------------------------------------------
     150,000   TSASC, Inc. (TFABs)                                           5.750     07/15/2015     07/15/2009 4          158,678
------------------------------------------------------------------------------------------------------------------------------------
     755,000   TSASC, Inc. (TFABs)                                           5.750     07/15/2032     07/15/2012 1          766,363
------------------------------------------------------------------------------------------------------------------------------------
     250,000   TSASC, Inc. (TFABs)                                           5.875     07/15/2015     07/15/2010 1          265,670
------------------------------------------------------------------------------------------------------------------------------------
   6,575,000   TSASC, Inc. (TFABs)                                           5.875     07/15/2016     07/15/2010 1        6,987,121
------------------------------------------------------------------------------------------------------------------------------------
   3,520,000   TSASC, Inc. (TFABs)                                           5.900     07/15/2017     07/15/2010 1        3,736,973
------------------------------------------------------------------------------------------------------------------------------------
     275,000   TSASC, Inc. (TFABs)                                           5.900     07/15/2017     07/15/2010 1          291,951
------------------------------------------------------------------------------------------------------------------------------------
   1,100,000   TSASC, Inc. (TFABs)                                           6.000     07/15/2018     07/15/2010 1        1,168,376
------------------------------------------------------------------------------------------------------------------------------------
   2,470,000   TSASC, Inc. (TFABs)                                           6.000     07/15/2018     07/15/2010 1        2,623,535
------------------------------------------------------------------------------------------------------------------------------------
   4,900,000   TSASC, Inc. (TFABs)                                           6.000     07/15/2019     07/15/2010 1        5,181,652
------------------------------------------------------------------------------------------------------------------------------------
   4,530,000   TSASC, Inc. (TFABs)                                           6.000     07/15/2019     07/15/2010 1        4,790,384
------------------------------------------------------------------------------------------------------------------------------------
   5,185,000   TSASC, Inc. (TFABs)                                           6.000     07/15/2020     07/15/2010 1        5,462,398
------------------------------------------------------------------------------------------------------------------------------------
   2,255,000   TSASC, Inc. (TFABs)                                           6.000     07/15/2020     07/15/2010 1        2,375,643
------------------------------------------------------------------------------------------------------------------------------------
   2,310,000   TSASC, Inc. (TFABs)                                           6.000     07/15/2021     07/15/2012 1        2,433,585
------------------------------------------------------------------------------------------------------------------------------------
  47,005,000   TSASC, Inc. (TFABs)                                           6.250     07/15/2027     07/15/2010 1       48,817,513
------------------------------------------------------------------------------------------------------------------------------------
  17,330,000   TSASC, Inc. (TFABs)                                           6.250     07/15/2034 7   07/15/2010 1       17,957,866
------------------------------------------------------------------------------------------------------------------------------------
  64,945,000   TSASC, Inc. (TFABs)                                           6.375     07/15/2039 7   07/15/2010 1       67,666,845
------------------------------------------------------------------------------------------------------------------------------------
      10,000   Ulster County GO                                              5.400     11/15/2015     05/15/2005 1           10,231
------------------------------------------------------------------------------------------------------------------------------------
     355,000   Ulster County IDA (Benedictine Hospital)                      6.050     06/01/2005     06/01/2005            354,840
------------------------------------------------------------------------------------------------------------------------------------
     100,000   Ulster County IDA (Benedictine Hospital)                      6.250     06/01/2008     06/16/2007 2           99,593
------------------------------------------------------------------------------------------------------------------------------------
  10,650,000   Ulster County Tobacco Asset Securitization Corp.              6.750     06/01/2030 7   06/01/2012 1       11,347,362
------------------------------------------------------------------------------------------------------------------------------------
     500,000   United Nations Devel. Corp., Series A                         5.250     07/01/2014     01/01/2008 1          519,330
------------------------------------------------------------------------------------------------------------------------------------
   2,930,000   United Nations Devel. Corp., Series A                         5.250     07/01/2018     01/01/2008 1        3,035,509
------------------------------------------------------------------------------------------------------------------------------------
   4,000,000   United Nations Devel. Corp., Series A                         5.250     07/01/2019     01/01/2008 1        4,144,040
------------------------------------------------------------------------------------------------------------------------------------
   2,400,000   United Nations Devel. Corp., Series A                         5.250     07/01/2020     01/01/2008 1        2,489,592
------------------------------------------------------------------------------------------------------------------------------------
   2,450,000   United Nations Devel. Corp., Series A                         5.250     07/01/2021     01/01/2008 1        2,541,459
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000   United Nations Devel. Corp., Series A                         5.250     07/01/2022     01/01/2008 1        2,082,100
------------------------------------------------------------------------------------------------------------------------------------
   2,040,000   United Nations Devel. Corp., Series A                         5.250     07/01/2023     01/01/2008 1        2,116,153
------------------------------------------------------------------------------------------------------------------------------------
   3,020,000   United Nations Devel. Corp., Series A                         5.250     07/01/2024     01/01/2008 1        3,121,955
------------------------------------------------------------------------------------------------------------------------------------
     200,000   United Nations Devel. Corp., Series A                         5.250     07/01/2026     01/01/2008 1          207,684
------------------------------------------------------------------------------------------------------------------------------------
      15,000   Upper Mohawk Valley Regional Water Finance Authority          5.125     10/01/2016     10/01/2007 1           15,826
------------------------------------------------------------------------------------------------------------------------------------
     295,000   Utica GO                                                      6.200     01/15/2014     01/15/2010 1          323,583
------------------------------------------------------------------------------------------------------------------------------------


34         |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$    320,000   Utica GO                                                      6.250%    01/15/2015     01/15/2010 1   $      352,323
------------------------------------------------------------------------------------------------------------------------------------
     145,000   Utica IDA (Utica College Civic Facility)                      5.300     08/01/2008     02/23/2007 2          146,665
------------------------------------------------------------------------------------------------------------------------------------
   1,940,000   Utica IDA (Utica College Civic Facility)                      6.375     12/01/2011     02/25/2009 2        1,982,486
------------------------------------------------------------------------------------------------------------------------------------
   1,770,000   Utica IDA (Utica College Civic Facility)                      6.875     12/01/2034     06/01/2009 1        1,870,023
------------------------------------------------------------------------------------------------------------------------------------
      60,000   Utica SCHC (Steinhorst Apartments)                            6.500     04/15/2008     05/02/2006 4           61,789
------------------------------------------------------------------------------------------------------------------------------------
     250,000   Utica Senior Citizens Hsg. (Multifamily)                      5.550     12/01/2017     12/01/2005 1          262,505
------------------------------------------------------------------------------------------------------------------------------------
     180,000   Valley Health Development Corp.                               6.750     05/20/2022     05/20/2010 1          207,351
------------------------------------------------------------------------------------------------------------------------------------
      45,000   Westchester County Healthcare Corp.                           5.375     11/01/2020     11/10/2010 1           48,440
------------------------------------------------------------------------------------------------------------------------------------
     230,000   Westchester County IDA (Beth Abraham Hospital)                7.250     12/01/2009     02/02/2008 2          239,218
------------------------------------------------------------------------------------------------------------------------------------
      50,000   Westchester County IDA (Children's Village)                   5.100     03/15/2009     03/15/2009             51,791
------------------------------------------------------------------------------------------------------------------------------------
     335,000   Westchester County IDA (Clearview School)                     6.600     01/01/2014     01/27/2010 2          334,956
------------------------------------------------------------------------------------------------------------------------------------
   2,055,000   Westchester County IDA (Guiding Eyes for the Blind)           4.500     08/01/2012     04/21/2009 2        2,050,828
------------------------------------------------------------------------------------------------------------------------------------
      85,000   Westchester County IDA (JDAM)                                 6.250     04/01/2005     04/01/2005             85,000
------------------------------------------------------------------------------------------------------------------------------------
      70,000   Westchester County IDA (JDAM)                                 6.500     04/01/2009 7   04/01/2006 1           72,244
------------------------------------------------------------------------------------------------------------------------------------
   1,130,000   Westchester County IDA (JDAM)                                 6.750     04/01/2016 7   04/01/2006 1        1,171,810
------------------------------------------------------------------------------------------------------------------------------------
   2,290,000   Westchester County IDA (Rippowam-Cisqua School)               5.750     06/01/2029     06/01/2011 1        2,329,571
------------------------------------------------------------------------------------------------------------------------------------
   3,580,000   Westchester County IDA (Schnurmacher Center)                  6.000     11/01/2011     01/25/2009 2        3,672,006
------------------------------------------------------------------------------------------------------------------------------------
     110,000   Westchester County IDA (Westchester Airport Association)      5.850     08/01/2014     08/01/2005 1          112,343
------------------------------------------------------------------------------------------------------------------------------------
     390,000   Westchester County IDA (Westchester Airport Association)      5.950     08/01/2024 7   08/01/2005 1          394,466
------------------------------------------------------------------------------------------------------------------------------------
     145,000   Westchester County IDA (Westchester Resco Company)            5.500     07/01/2009     07/01/2008 1          150,571
------------------------------------------------------------------------------------------------------------------------------------
  18,000,000   Westchester County Tobacco Asset Securitization Corp.         0.000 13  07/15/2039 7   07/15/2018 1       14,404,320
------------------------------------------------------------------------------------------------------------------------------------
  37,110,000   Westchester County Tobacco Asset Securitization Corp.         6.750     07/15/2029 7   07/15/2011 1       39,374,452
------------------------------------------------------------------------------------------------------------------------------------
      95,000   Western Nassau County Water Authority                         5.500     05/01/2016     05/01/2006 1           99,498
------------------------------------------------------------------------------------------------------------------------------------
   7,595,000   Western Nassau County Water Authority                         5.650     05/01/2026     05/01/2006 1        7,959,560
------------------------------------------------------------------------------------------------------------------------------------
     400,000   Yonkers IDA (Community Devel. Properties)                     6.250     02/01/2016     02/01/2011 1          434,572
------------------------------------------------------------------------------------------------------------------------------------
   3,140,000   Yonkers IDA (Community Devel. Properties)                     6.625     02/01/2026 7   02/01/2011 1        3,372,988
------------------------------------------------------------------------------------------------------------------------------------
     720,000   Yonkers IDA (Hudson Scenic Studio)                            5.875     11/01/2007     11/16/2006 2          723,420
------------------------------------------------------------------------------------------------------------------------------------
     210,000   Yonkers IDA (Michael Malotz Skilled Nursing Pavilion)         5.450     02/01/2029     02/01/2009 1          219,215
------------------------------------------------------------------------------------------------------------------------------------


35         |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$     25,000   Yonkers IDA (Michael Malotz Skilled Nursing Pavilion)         5.650%    02/01/2039     02/01/2009 1   $       26,249
------------------------------------------------------------------------------------------------------------------------------------
     105,000   Yonkers IDA (Philipsburgh Hall Associates)                    6.750     11/01/2008     05/28/2007 2          104,026
------------------------------------------------------------------------------------------------------------------------------------
   2,610,000   Yonkers IDA (St. John's Riverside Hospital)                   6.800     07/01/2016     10/12/2011 4        2,680,105
------------------------------------------------------------------------------------------------------------------------------------
     600,000   Yonkers IDA (St. Joseph's Hospital), Series 98-B              5.900     03/01/2008     08/30/2006 2          561,534
                                                                                                                     ---------------
                                                                                                                      3,256,716,108

------------------------------------------------------------------------------------------------------------------------------------
OTHER STATES--0.6%
  21,560,000   NJ Tobacco Settlement Financing Corp. (TASC)                  5.750     06/01/2032     10/02/2011 2       21,484,540
                                                                                                                     ---------------

U.S. POSSESSIONS--12.6%
   5,000,000   Guam Airport Authority, Series C                              5.375     10/01/2019     10/01/2013 1        5,310,900
------------------------------------------------------------------------------------------------------------------------------------
   6,000,000   Guam Airport Authority, Series C                              5.375     10/01/2020     10/01/2013 1        6,364,380
------------------------------------------------------------------------------------------------------------------------------------
     600,000   Guam EDA (TASC)                                               5.000     05/15/2022     09/12/2006 4          606,144
------------------------------------------------------------------------------------------------------------------------------------
   1,950,000   Guam EDA (TASC)                                               5.400     05/15/2031     08/06/2010 2        1,895,381
------------------------------------------------------------------------------------------------------------------------------------
     215,000   Guam EDA (TASC)                                               5.500     05/15/2041     10/20/2015 2          207,952
------------------------------------------------------------------------------------------------------------------------------------
   3,030,000   Guam GO, Series A                                             5.900     09/01/2005     09/01/2005          3,039,332
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Guam GO, Series A                                             6.000     09/01/2006     09/01/2006          1,000,020
------------------------------------------------------------------------------------------------------------------------------------
      25,000   Guam Power Authority                                          5.000     10/01/2024     10/01/2009             25,976
------------------------------------------------------------------------------------------------------------------------------------
     580,000   Guam Power Authority, Series A                                5.250     10/01/2013     10/01/2005 1          581,201
------------------------------------------------------------------------------------------------------------------------------------
     555,000   Guam Power Authority, Series A                                5.250     10/01/2023     10/01/2005 1          561,338
------------------------------------------------------------------------------------------------------------------------------------
      40,000   Guam Power Authority, Series A                                5.250     10/01/2034     10/01/2009 1           42,142
------------------------------------------------------------------------------------------------------------------------------------
     125,000   Northern Mariana Islands, Series A                            6.000     06/01/2014 7   06/01/2010 1          132,940
------------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Northern Mariana Islands, Series A                            6.000     06/01/2020 7   06/01/2010 1        3,166,290
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Northern Mariana Islands, Series A                            6.750     10/01/2033     10/01/2013 1        2,176,860
------------------------------------------------------------------------------------------------------------------------------------
     100,000   PR ITEMECF (Teachers Retirement System)                       5.500     07/01/2021     07/01/2006 1          105,017
------------------------------------------------------------------------------------------------------------------------------------
      25,000   Puerto Rico Aqueduct & Sewer Authority                        5.000     07/01/2015     07/01/2006 1           25,608
------------------------------------------------------------------------------------------------------------------------------------
     375,000   Puerto Rico Children's Trust Fund (TASC)                      4.100     05/15/2013     05/15/2013            358,106
------------------------------------------------------------------------------------------------------------------------------------
     200,000   Puerto Rico Children's Trust Fund (TASC)                      4.250     05/15/2014     05/15/2014            191,158
------------------------------------------------------------------------------------------------------------------------------------
   2,500,000   Puerto Rico Children's Trust Fund (TASC)                      5.000     05/15/2008     05/15/2008          2,571,475
------------------------------------------------------------------------------------------------------------------------------------
 208,370,000   Puerto Rico Children's Trust Fund (TASC)                      5.375     05/15/2033     11/15/2012 2      209,088,877
------------------------------------------------------------------------------------------------------------------------------------
      20,000   Puerto Rico Children's Trust Fund (TASC)                      5.750     07/01/2020     06/23/2008 4           21,254
------------------------------------------------------------------------------------------------------------------------------------
      50,000   Puerto Rico Commonwealth GO                                   5.000     07/01/2026     07/01/2008 1           50,804
------------------------------------------------------------------------------------------------------------------------------------
   4,000,000   Puerto Rico Commonwealth GO                                   5.000     07/01/2018     07/01/2008 1        4,231,640
------------------------------------------------------------------------------------------------------------------------------------
   5,250,000   Puerto Rico Commonwealth GO                                   5.000     07/01/2025     07/01/2014 1        5,390,490
------------------------------------------------------------------------------------------------------------------------------------
   4,000,000   Puerto Rico Commonwealth GO                                   5.250     07/01/2017     07/01/2013 1        4,269,920
------------------------------------------------------------------------------------------------------------------------------------
   2,310,000   Puerto Rico Commonwealth GO                                   5.250     07/01/2023     07/01/2014 1        2,439,753
------------------------------------------------------------------------------------------------------------------------------------
   1,925,000   Puerto Rico Commonwealth GO                                   5.250     07/01/2027 7   07/01/2011 1        2,046,930
------------------------------------------------------------------------------------------------------------------------------------


36         |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
$  2,740,000   Puerto Rico Commonwealth GO                                   5.375%    07/01/2028     07/01/2011 1   $    2,890,974
------------------------------------------------------------------------------------------------------------------------------------
   1,115,000   Puerto Rico Electric Power Authority                          5.375     07/01/2030     07/01/2005 1        1,134,736
------------------------------------------------------------------------------------------------------------------------------------
     100,000   Puerto Rico Electric Power Authority, Series AA               5.375     07/01/2027     07/01/2007 1          105,427
------------------------------------------------------------------------------------------------------------------------------------
      10,000   Puerto Rico Electric Power Authority, Series EE               5.250     07/01/2014     07/01/2008 1           10,748
------------------------------------------------------------------------------------------------------------------------------------
   1,940,000   Puerto Rico Electric Power Authority, Series Z                5.250     07/01/2021 7   07/01/2005 1        1,954,356
------------------------------------------------------------------------------------------------------------------------------------
     180,000   Puerto Rico Electric Power Authority, Series Z                5.250     07/01/2021     07/01/2005 1          181,341
------------------------------------------------------------------------------------------------------------------------------------
     300,000   Puerto Rico Electric Power Authority, Series Z                5.400     07/01/2009     07/01/2005 1          308,298
------------------------------------------------------------------------------------------------------------------------------------
   1,425,000   Puerto Rico Electric Power Authority, Series Z                5.500     07/01/2010     07/01/2005 1        1,464,758
------------------------------------------------------------------------------------------------------------------------------------
      50,000   Puerto Rico Electric Power Authority, Series Z                5.500     07/01/2011     07/01/2005 1           51,398
------------------------------------------------------------------------------------------------------------------------------------
     105,000   Puerto Rico GO                                                5.000     07/01/2019     07/01/2008 1          108,380
------------------------------------------------------------------------------------------------------------------------------------
      55,000   Puerto Rico HBFA                                              5.850     10/01/2009     10/01/2005 1           56,494
------------------------------------------------------------------------------------------------------------------------------------
     780,000   Puerto Rico HBFA                                              6.100     10/01/2015     10/01/2005 1          800,927
------------------------------------------------------------------------------------------------------------------------------------
     575,000   Puerto Rico HBFA                                              6.250     04/01/2029 7   10/01/2005 1          591,641
------------------------------------------------------------------------------------------------------------------------------------
     165,000   Puerto Rico HFC                                               5.100     12/01/2018     12/01/2010 1          170,592
------------------------------------------------------------------------------------------------------------------------------------
      65,000   Puerto Rico HFC                                               7.300     04/01/2006     10/01/2005 1           65,181
------------------------------------------------------------------------------------------------------------------------------------
      55,000   Puerto Rico HFC                                               7.300     10/01/2006     10/01/2005 1           55,150
------------------------------------------------------------------------------------------------------------------------------------
      25,000   Puerto Rico HFC                                               7.400     04/01/2007     10/01/2005 1           25,065
------------------------------------------------------------------------------------------------------------------------------------
   1,720,000   Puerto Rico HFC                                               7.500     10/01/2015 7   10/01/2005 1        1,722,872
------------------------------------------------------------------------------------------------------------------------------------
   3,530,000   Puerto Rico HFC                                               7.500     04/01/2022 7   10/01/2005 1        3,591,810
------------------------------------------------------------------------------------------------------------------------------------
      25,000   Puerto Rico Highway & Transportation Authority                5.000     07/01/2022     07/01/2008 1           25,714
------------------------------------------------------------------------------------------------------------------------------------
   7,000,000   Puerto Rico Highway & Transportation Authority, Series E      5.750     07/01/2024     07/01/2012 1        7,736,050
------------------------------------------------------------------------------------------------------------------------------------
      40,000   Puerto Rico Highway & Transportation Authority, Series X      5.000     07/01/2022     07/01/2005 1           40,178
------------------------------------------------------------------------------------------------------------------------------------
     120,000   Puerto Rico Highway & Transportation Authority, Series Y      5.500     07/01/2018     07/01/2006 1          125,041
------------------------------------------------------------------------------------------------------------------------------------
      80,000   Puerto Rico Highway & Transportation Authority, Series Y      5.500     07/01/2018     07/01/2006 1           83,532
------------------------------------------------------------------------------------------------------------------------------------
   1,610,000   Puerto Rico IMEPCF (American Home Products)                   5.100     12/01/2018     06/01/2005 1        1,652,939
------------------------------------------------------------------------------------------------------------------------------------
   6,540,000   Puerto Rico IMEPCF (PepsiCo)                                  6.250     11/15/2013     05/15/2005 1        6,847,380
------------------------------------------------------------------------------------------------------------------------------------
   7,175,000   Puerto Rico IMEPCF (PepsiCo)                                  6.250     11/15/2013     05/15/2005 1        7,338,662
------------------------------------------------------------------------------------------------------------------------------------
      10,000   Puerto Rico Infrastructure                                    5.000     07/01/2016     01/01/2008 1           10,509
------------------------------------------------------------------------------------------------------------------------------------
   8,000,000   Puerto Rico Infrastructure                                    5.000     07/01/2021     01/01/2008 1        8,329,280
------------------------------------------------------------------------------------------------------------------------------------
      20,000   Puerto Rico Infrastructure                                    5.000     07/01/2028     01/01/2008 1           20,565
------------------------------------------------------------------------------------------------------------------------------------
      35,000   Puerto Rico Infrastructure                                    5.500     10/01/2040     10/01/2010 5           37,950
------------------------------------------------------------------------------------------------------------------------------------
     635,000   Puerto Rico Infrastructure                                    7.500     07/01/2009 7   06/01/2005 1          651,828
------------------------------------------------------------------------------------------------------------------------------------
      55,000   Puerto Rico ITEMECF (Ana G. Mendez University)                5.375     02/01/2019     02/01/2011 1           56,921
------------------------------------------------------------------------------------------------------------------------------------


37         |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
$ 18,425,000   Puerto Rico ITEMECF (Congeneration Facilities)                6.625%    06/01/2026 7   06/01/2010 1   $   19,895,499
------------------------------------------------------------------------------------------------------------------------------------
   1,500,000   Puerto Rico ITEMECF (Dr. Pila Hospital)                       6.125     08/01/2025     08/01/2005 1        1,538,100
------------------------------------------------------------------------------------------------------------------------------------
      25,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo)                  5.500     07/01/2026     07/01/2007 1           26,452
------------------------------------------------------------------------------------------------------------------------------------
     500,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo)                  6.250     07/01/2016     07/01/2005 1          511,365
------------------------------------------------------------------------------------------------------------------------------------
      75,000   Puerto Rico ITEMECF (Hospital de la Concepcion)               6.125     11/15/2025     11/15/2010 1           84,012
------------------------------------------------------------------------------------------------------------------------------------
     750,000   Puerto Rico ITEMECF (Hospital de la Concepcion)               6.375     11/15/2015     11/15/2010 1          831,780
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Puerto Rico ITEMECF (Hospital de la Concepcion)               6.500     11/15/2020     11/15/2010 1        2,277,880
------------------------------------------------------------------------------------------------------------------------------------
     815,000   Puerto Rico ITEMECF (Mennonite General Hospital)              6.375     07/01/2006     01/04/2006 2          817,657
------------------------------------------------------------------------------------------------------------------------------------
   1,860,000   Puerto Rico ITEMECF (Mennonite General Hospital)              6.500     07/01/2012     07/01/2008 1        1,868,389
------------------------------------------------------------------------------------------------------------------------------------
   1,045,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)                 6.400     05/01/2009     05/01/2005 1        1,048,647
------------------------------------------------------------------------------------------------------------------------------------
      25,000   Puerto Rico ITEMECF (Teachers Retirement)                     5.500     07/01/2021     07/01/2006 1           26,223
------------------------------------------------------------------------------------------------------------------------------------
   1,075,000   Puerto Rico Municipal Finance Agency RITES 9                  8.611 14  08/01/2013     02/01/2009          1,303,244
------------------------------------------------------------------------------------------------------------------------------------
     105,000   Puerto Rico Municipal Finance Agency, Series A                5.500     07/01/2017     07/01/2007 1          111,652
------------------------------------------------------------------------------------------------------------------------------------
      50,000   Puerto Rico Municipal Finance Agency, Series A                5.500     07/01/2021     07/01/2007 1           52,949
------------------------------------------------------------------------------------------------------------------------------------
     105,000   Puerto Rico Port Authority, Series C                          7.300     07/01/2007 7   07/01/2005 1          107,649
------------------------------------------------------------------------------------------------------------------------------------
     150,000   Puerto Rico Port Authority, Series D                          6.000     07/01/2021 7   07/01/2005 1          149,985
------------------------------------------------------------------------------------------------------------------------------------
     515,000   Puerto Rico Port Authority, Series D                          7.000     07/01/2014 7   07/01/2005 1          524,476
------------------------------------------------------------------------------------------------------------------------------------
   2,065,000   Puerto Rico Public Buildings Authority, Series D              5.125     07/01/2024     07/01/2012 1        2,138,782
------------------------------------------------------------------------------------------------------------------------------------
     745,000   Puerto Rico Public Finance Corp., Series E                    5.500     08/01/2029     02/01/2012 1          826,131
------------------------------------------------------------------------------------------------------------------------------------
     255,000   Puerto Rico Public Finance Corp., Series E                    5.500     08/01/2029     02/01/2012 1          269,994
------------------------------------------------------------------------------------------------------------------------------------
  35,700,000   Puerto Rico Public Finance Corp., Series E                    5.700     08/01/2025     02/01/2010 1       39,426,723
------------------------------------------------------------------------------------------------------------------------------------
  14,095,000   Puerto Rico Public Finance Corp., Series E                    5.750     08/01/2030     02/01/2007 1       14,824,134
------------------------------------------------------------------------------------------------------------------------------------
   1,015,000   Tobacco Settlement Financing Corp. (TASC)                     0.000 13  05/15/2012     12/28/2009 2          890,977
------------------------------------------------------------------------------------------------------------------------------------
     215,000   University of Puerto Rico                                     5.500     06/01/2012 7   06/01/2005 1          215,497
------------------------------------------------------------------------------------------------------------------------------------
     310,000   University of Puerto Rico, Series M                           5.250     06/01/2025     06/01/2007 1          315,651
------------------------------------------------------------------------------------------------------------------------------------
      25,000   University of Puerto Rico, Series M                           5.500     06/01/2015     06/01/2005 1           25,477
------------------------------------------------------------------------------------------------------------------------------------
      50,000   University of Puerto Rico, Series O                           5.375     06/01/2030     06/01/2005 1           50,678
------------------------------------------------------------------------------------------------------------------------------------
      25,000   V.I. Hsg. Finance Authority, Series A                         6.500     03/01/2025 7   09/01/2005 1           25,477
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   V.I. Port Authority, Series A                                 5.250     09/01/2018     09/01/2010 1        1,045,040
------------------------------------------------------------------------------------------------------------------------------------


38         |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON       MATURITY      MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
$  2,650,000   V.I. Public Finance Authority (Hovensa)                       5.875%    07/01/2022     07/01/2014 1   $    2,812,154
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000   V.I. Public Finance Authority, Series A                       5.250     10/01/2022     10/01/2014 1        2,104,660
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   V.I. Public Finance Authority, Series A                       5.250     10/01/2023     10/01/2014 1        1,050,750
------------------------------------------------------------------------------------------------------------------------------------
  10,000,000   V.I. Public Finance Authority, Series A                       5.500     10/01/2015     10/01/2010 1       10,391,300
------------------------------------------------------------------------------------------------------------------------------------
     180,000   V.I. Public Finance Authority, Series A                       5.500     10/01/2022     10/01/2008 1          192,312
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   V.I. Public Finance Authority, Series A                       5.625     10/01/2010     05/29/2008 2        1,059,970
------------------------------------------------------------------------------------------------------------------------------------
      85,000   V.I. Public Finance Authority, Series A                       5.625     10/01/2025     10/01/2010 1           88,750
------------------------------------------------------------------------------------------------------------------------------------
  21,030,000   V.I. Public Finance Authority, Series A                       6.125     10/01/2029 7   10/01/2010 1       23,419,008
------------------------------------------------------------------------------------------------------------------------------------
   9,820,000   V.I. Public Finance Authority, Series A                       6.375     10/01/2019 7   01/01/2010 1       11,094,734
------------------------------------------------------------------------------------------------------------------------------------
  12,000,000   V.I. Public Finance Authority, Series A                       6.500     10/01/2024 7   10/01/2010 1       13,596,240
------------------------------------------------------------------------------------------------------------------------------------
     900,000   V.I. Tobacco Settlement Financing Corp. (TASC)                0.000 13  05/15/2008     05/15/2008            805,977
------------------------------------------------------------------------------------------------------------------------------------
   1,755,000   V.I. Tobacco Settlement Financing Corp. (TASC)                5.000     05/15/2021     12/28/2009 2        1,679,044
------------------------------------------------------------------------------------------------------------------------------------
   1,440,000   V.I. Tobacco Settlement Financing Corp. (TASC)                5.000     05/15/2031     09/01/2015 2        1,313,813
------------------------------------------------------------------------------------------------------------------------------------
   1,470,000   V.I. Water & Power Authority                                  5.375     07/01/2010     07/01/2008 1        1,551,923
                                                                                                                     ---------------
                                                                                                                        466,539,740
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $3,673,180,112)--100.8%                                                             3,744,740,388
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.8)                                                                            (28,334,813)

                                                                                                      ------------------------------
NET ASSETS--100.0%                                                                                                   $3,716,405,575
                                                                                                      ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

      *Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

         1. Optional call date; corresponds to the most conservative yield calculation.

         2. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

         3. Date of mandatory put.

         4. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

         5. Date of prefunded call, or maturity date if escrowed to maturity.
         6. Date of planned principal payment.

      7. Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.

      8. Represents a zero coupon bond.

      9. Illiquid security. The aggregate value of illiquid securities as of March 31, 2005 was $57,418,897, which represents 1.55% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

      10.Non-income producing security.

      11.Issue is in default. See accompanying Notes to Quarterly Statement of Investments.

      12.When-issued security or forward commitment to be delivered and settled after March 31, 2005. See accompanying Notes to Quarterly Statement of Investments.

      13.Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

      14.Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes to Quarterly Statement of Investments.


39         |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

SUMMARY OF RATINGS     MARCH 31, 2005
--------------------------------------------------------------------------------

Distribution of investments by ratings category, as a percentage of total investments at value, is as follows:

RATINGS                                                                 PERCENT
--------------------------------------------------------------------------------
AAA                                                                        25.6%
AA                                                                         15.1
A                                                                          20.4
BBB                                                                        34.7
BB                                                                          1.4
B                                                                           0.1
CCC                                                                         1.0
Not Rated                                                                   1.7
                                                                  --------------
TOTAL                                                                     100.0%
                                                                  ==============

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

To simplify the listings of securities, abbreviations are used per the table below:

AA          Airport Authority
ACDS        Association for Children with Down Syndrome
ACLD        Adults and Children with Learning and Developmental Disabilities
ALIA        Alliance of Long Island Agencies
ASMF        Amsterdam Sludge Management Facility
BID         Business Improvement District
BOCES       Board of Cooperative Education Services
CAB         Capital Appreciation Bond
CCDRCA      Catholic Charities of the Diocese of Rockville Centre and Affiliates
CCFDP       Child Care Facilities Development Program
CFGA        Child and Family Guidance Association
CHSLI       Catholic Health Services of Long Island
CMA         Community Mainstreaming Associates, Inc.
Con Ed      Consolidated Edison Company
COP         Certificates of Participation
CRR         Center for Rapid Recovery
CSD         Central School District
CSMR        Community Services for the Mentally Retarded
DA          Dormitory Authority
DIAMONDS    Direct Investment of Accrued Municipals
EDA         Economic Development Authority
EFC         Environmental Facilities Corp.
ERDA        Energy Research and Development Authority
FHA         Federal Housing Agency
FNHC        Ferncilff Nursing Home Company
FREE        Family Residences and Essential Enterprises
GO          General Obligation
GSHMC       Good Samaritan Hospital Medical Center


40         |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

HBFA        Housing Bank and Finance Agency
HDC         Housing Development Corp.
HELP        Homeless Economic Loan Program
HFA         Housing Finance Agency/Authority
HFC         Housing Finance Corp.
HJDOI       Hospital for Joint Diseases Orthopedic Institute
HKSB        Helen Keller Services for the Blind
IDA         Industrial Development Agency
IGHL        Independent Group Home for Living
IMEPCF      Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF     Industrial, Tourist, Educational, Medical and Environmental
            Community Facilities
JDAM        Julia Dyckman Andrus Memorial
JFK         John Fitzgerald Kennedy
KR          Kateri Residence
L.I.        Long Island
LGAC        Local Government Assistance Corp.
LGSC        Local Government Services Corporation
LILCO       Long Island Lighting Corporation
MMC         Mercy Medical Center
MMWNHC      Mary Manning Walsh Nursing Home Company
MSH/NYU     Mount Sinai Hospital/New York University
MTA         Metropolitan Transportation Authority
NY/NJ       New York/New Jersey
NYC         New York City
NYS         New York State
NYSEG       New York State Electric and Gas
NYU         New York University
PACES       Potsdam Auxiliary and College Educational Service
Res Rec     Resource Recovery Facility
RIBS        Residual Interest Bonds
RIT         Rochester Institute of Technology
RITES       Residual Interest Tax Exempt Security
ROLs        Residual Option Longs
SCHC        Senior Citizen Housing Corporation
SCHRC       St. Charles Hospital and Rehabilitation Center
SCSB        Schuyler Community Services Board
SCSMC       St. Catherine of Sienna Medical Center
SFH         St. Francis Hospital
SONYMA      State of New York Mortgage Agency
SUNY        State University of New York
SV          Sienna Village
SWMA        Solid Waste Management Authority
TASC        Tobacco Settlement Asset-Backed Bonds
TFA         Transitional Finance Authority
TFABs       Tobacco Flexible Amortization Bonds
UDC         Urban Development Corp.
V.I.        United States Virgin Islands
WORCA       Working Organization for Retarded Children and Adults
YMCA        Young Men's Christian Association

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                        VALUE   PERCENT
--------------------------------------------------------------------------------
Tobacco Settlements                                    $  922,074,823      24.6%
Electric Utilities                                        343,531,771       9.2
Hospital/Health Care                                      318,629,630       8.5
Marine/Aviation Facilities                                264,684,834       7.1


41         |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------
General Obligation                                        262,113,056       7.0
Special Assessment                                        194,925,421       5.2
Municipal Leases                                          188,956,758       5.1
Sales Tax Revenue                                         181,507,354       4.9
Airlines                                                  181,338,789       4.8
Higher Education                                          146,469,593       3.9
Multifamily Housing                                       116,995,510       3.1
Highways/Railways                                          99,094,787       2.6
Not-for-Profit Organization                                97,091,020       2.6
Single Family Housing                                      88,849,340       2.4
Water Utilities                                            68,229,177       1.8
Resource Recovery                                          66,534,204       1.8
Gas Utilities                                              58,679,024       1.6
Education                                                  52,124,018       1.4
Manufacturing, Non-Durable Goods                           24,201,627       0.6
Adult Living Facilities                                    22,666,509       0.6
Manufacturing, Durable Goods                               14,086,691       0.4
Pollution Control                                          12,258,194       0.3
Paper, Containers & Packaging                               7,430,829       0.2
Sewer Utilities                                             5,630,379       0.2
Parking Fee Revenue                                         4,503,342       0.1
Special Tax                                                 1,601,508       0.0
Hotels, Restaurants & Leisure                                 532,200       0.0
                                                       ------------------------
Total                                                  $3,744,740,388     100.0%
                                                       ========================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                         $3,673,204,400
                                                       ==============

Gross unrealized appreciation                          $   81,114,992
Gross unrealized depreciation                              (9,579,004)
                                                       --------------
Net unrealized appreciation                            $   71,535,988
                                                       ==============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including


42         |          LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2005/Unaudited
--------------------------------------------------------------------------------

restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2005, the Fund had purchased $20,099,084 of securities on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 5% of its total assets in inverse floaters. Inverse floaters amount to $45,759,612 as of March 31, 2005. Including the effect of leverage, inverse floaters represent 1.13% of the Fund's total assets as of March 31, 2005.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2005, securities with an aggregate market value of $71,905, representing less than 0.01% of the Fund's net assets, were in default.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES. As of March 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.


43         |          LIMITED TERM NEW YORK MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Limited Term New York Municipal Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Chief Financial Officer

Date: May 13, 2005